E*TRADE EXTENDED MARKET INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Extended Market Index Fund (the "Fund") for the year that ended December 31, 2000. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The investment objective of the Fund is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index (the "Index" or "Wilshire 4500 Index").* The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Master Portfolio ("Master Portfolio") The Master Portfolio, in turn, invests in a representative sample of the securities that comprise the Index.

The Index is composed of over 6,500 equity securities of issuers headquartered in the United States. The Index is almost entirely comprised of common stocks listed on the New York Stock Exchange, American Stock Exchange or NASDAQ Stock Market, excluding the 500 largest capitalization stocks. Many of the companies whose securities comprise the Wilshire 4500 Index are small- to medium-capitalization companies. The weightings of stocks in the Wilshire 4500 Index are based on each stock's relative total market capitalization; that is, its market price per share times the number of shares outstanding.


------------------------------------------------------------------------------------------------
                      RETURNS FOR THE PERIOD ENDED 12/31/00
------------------------------------------------------------------------------------------------
                                   AVERAGE ANNUAL RETURN             CUMULATIVE RETURN
------------------------------------------------------------------------------------------------
                                   SINCE             9/1/99-         SINCE            9/1/99-
                   ONE YEAR        INCEPTION**       12/31/00**      INCEPTION**      12/31/00**
------------------------------------------------------------------------------------------------
Fund               -14.44%         6.88%             7.25%           9.62%            9.84%
------------------------------------------------------------------------------------------------
Wilshire 4500      -15.92%         -                 6.22%           -                 8.40%
Index
------------------------------------------------------------------------------------------------


The following table shows the hypothetical return of $10,000 invested in the Wilshire 4500 Index (and not the return of any fund).

                      WILSHIRE 4500
 DATE                     INDEX+
-----------------------------------

8/13/99                   10,000
9/30/99                    9,923
10/31/99                  10,430
11/30/99                  11,310
12/31/99                  12,868
1/31/00                   12,714

2/29/00                   14,692
3/31/00                   14,148
4/30/00                   12,447
5/31/00                   11,528
6/30/00                   12,912
7/31/00                   12,546
8/31/00                   13,946
9/30/00                   13,378
10/31/00                  12,285
11/30/00                  10,194
12/31/00                  10,840


The following table provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2000.

                    E*TRADE EXTENDED MARKET
 DATE                     INDEX FUND+
----------------------------------------------

8/13/99            $10,000.00
9/30/99            $ 9,877.21
10/31/99           $10,387.86
11/30/99           $11,249.01
12/31/99           $12,812.62
1/31/00            $12,642.22
2/29/00            $14,577.74
3/31/00            $14,070.43
4/30/00            $12,434.04
5/31/00            $11,530.09
6/30/00            $12,925.23
7/31/00            $12,613.73
8/31/00            $14,015.12
9/30/00            $13,443.30
10/31/00           $12,373.21
11/30/00           $10,294.51
12/31/00           $10,963.66


[insert graph]

+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2000. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

In addition to our current family of no-load, index funds, we are pleased to introduce two new funds to help you diversify your current portfolio - E*TRADE Financial Sector Index Fund and E*TRADE Russell 2000(R) Index Fund.

E*TRADE FINANCIAL SECTOR INDEX FUND:

The E*TRADE Financial Sector Index Fund's investment objective is to seek to match as closely as practicable, before fees and expenses, the total return of the stocks comprising the Dow Jones U.S. Financial Sector (DJFS) Index.SM*** . Because the E*TRADE Financial Sector Index Fund is non-diversified and invests in a single sector of the overall market, it may be subject to additional risk not typically associated with broadly diversified offerings.

E*TRADE RUSSELL 2000 INDEX FUND:

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 IndexSM****, a recognized benchmark for the small-cap group. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

Adding these two index funds is part of the ongoing strategy of E*TRADE Funds to offer a complete proprietary mutual fund product lineup for investors seeking the benefits of broad portfolio diversification. Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

The Fund's audited financial statements for the year ended December 31, 2000 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Extended Market Index Fund.

Sincerely,

E*TRADE Funds

*Wilshire Associates, Inc. ("Wilshire Associates") does not sponsor the Fund or the Master Portfolio, nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. "Wilshire 4500 Equity Index(R)," "Wilshire 4500 Index(R)," and "Wilshire 4500(R)," are trademarks of Wilshire Associates Incorporated and have been licensed for use by E*TRADE Asset Management, Inc. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

** The Fund began operations on August 13, 1999. Index Comparisons began on September 1, 1999.

*** "Dow JonesSM" and "Dow Jones U.S. Financial Sector IndexSM" are service marks of Dow Jones & Company Inc. and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

**** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

FINANCIAL MARKETS COMMENTARY

Volatility was the predominant theme for the year 2000. After an incredible run-up in 1999, technology stocks were upset in early 2000 by renewed inflation fears. New economic data revised fourth quarter 1999 Gross Domestic Product growth from 6.9% to 7.3%, and showed strong consumer confidence and spending, as well as increased employment cost.

The Nasdaq Composite Index started the year 2000 down, as value stocks outperformed growth. Inflationary fears led the Federal Reserve Board (the "Fed") to increase the federal funds rate and the discount rate by 0.25% in February and 0.25% again in March, and the markets rose to record levels. The Wilshire 4500 Index finished the first quarter up 9.95%. The technology sector continued to lead the market, and growth stocks outperformed value ones in all market capitalization sizes. The Wilshire Large Growth Index returned 6.20%. The trend held for mid-capitalization and small-capitalization issues as well, with growth stocks outperforming value stocks 18.88% to 5.95%, and 12.34% to 4.10%, respectively, for the quarter.

April brought the ruling against Microsoft and triggered a sell-off in technology issues. Consumer Price Index numbers rekindled fears of higher interest rates, and many investors fled "new economy" stocks in favor of the security of "old economy" companies. The 0.50% increase in interest rates by the Fed in May spurred further market declines. Poor market performance earlier in the quarter caused some initial public offerings ("IPOs") to be postponed or reduced. On May 23rd the Nasdaq was at its year-to-date low, off 37.32 % from its historic high March 10th.

The market bounced back in June, when economic data showed a slowing economy, and the Fed left rates unchanged. Value outperformed growth for the first two months of the quarter, and although June reversed the trend, growth was not able to recapture the lead. The Wilshire 4500 Index ended the second quarter down 8.74%.

Concerns about corporate profit growth, the weakened euro, and rising energy prices caused US equity markets to lose strength during the third quarter. Selling pressure hit the big technology stocks, and even some blue chips such as Dupont and Eastman Kodak suffered. The Fed left interest rates unchanged as the economic growth rate slowed to about 3%. The positive economic climate nurtured an active initial public offering market. Fifty-three IPOs occurred in August, representing 25% of the IPOs launched year-to-date. Growth stocks were in and out of favor, but value outpaced growth overall for the third quarter. Small-cap growth stocks in the Russell 2000 Growth Index declined 3.97%, while the Value Index rose 7.34%. The Wilshire 4500 Index gained 3.61% during the quarter.

In addition to ongoing concerns about corporate profits in an environment of slower economic growth, uncertainty around the US presidential election contributed to the bearish market atmosphere. In November, the Wilshire 4500 Index fell 17.02%, its largest month decline in the year. The Nasdaq declined 22.90%. Value stocks continued to outperform growth stocks as the bear market continued. The fourth quarter was the slowest quarter for IPOs since May 1994. More issues were withdrawn than went public. Only ten companies went public in December, the lowest month in three years. By year-end, the average price of the 440 new issues in 2000 was 18% below their IPO price.

December brought a slight rebound, with the Wilshire 4500 Index up 6.33% for the month, but still down 18.99% for the fourth quarter and 15.77% for the year. Small-cap value continued to outperform growth but both registered gains for December. The Russell 2000 Value Index increased 10.75% and the corresponding Growth Index was up 6.12%. For the fourth quarter, however, the Value Index rose 8.11% while Growth fell 20.20%. In December, the Nasdaq Composite Index dropped another 4.88 %, ending the fourth quarter down 32.69%. The Nasdaq also ended the year down 39.18%, making it the worst performance in its 29-year history.

FINANCIAL STATEMENTS

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------


ASSETS:
Investment in Extended Market Index Master Portfolio
  ("Master Portfolio"), at market value (Note 1)                         $ 9,668,497
Receivable for fund shares sold                                               14,431
                                                                         -----------
Total Assets                                                               9,682,928
                                                                         -----------
LIABILITIES:
Payable for fund shares redeemed                                              30,799
Accrued administration fee (Note 2)                                            6,086
Accrued advisory fee (Note 2)                                                    492
                                                                         -----------
Total Liabilities                                                             37,377
                                                                         -----------
NET ASSETS                                                               $ 9,645,551
                                                                         ===========
NET ASSETS CONSIST OF:
       Paid-in capital                                                    11,222,073
       Undistributed net realized gain on investments                         19,140
       Net unrealized depreciation of investments,
         futures contracts and foreign currency exchange contracts        (1,595,662)
                                                                         -----------
NET ASSETS                                                               $ 9,645,551
                                                                         ===========
Shares outstanding (unlimited authorized,
  par value $0.01)                                                           914,619
                                                                         ===========
Net asset value, offering price and
  redemption price per share                                             $     10.55
                                                                         ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000

--------------------------------------------------------------------------------

NET INVESTMENT INCOME ALLOCATED FROM MASTER PORTFOLIO:
       Dividends                                                                    $    72,465
       Interest                                                                          18,122
       Expenses (Note 2)                                                                 (8,719)
                                                                                    -----------
Net investment income allocated from Master Portfolio                                    81,868
                                                                                    -----------
FUND EXPENSES (NOTE 2):
       Administration fee                                                                22,544
       Advisory fee                                                                       1,688
       Trustee fees                                                                         121

                                                                                    -----------
Total fund expenses before waiver of Trustee fees                                        24,353

       Waived Trustee fees (Note 2)                                                        (121)


                                                                                    -----------
Net Expenses                                                                             24,232
                                                                                    -----------
Net Investment Income                                                                    57,636
                                                                                    -----------
REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS, FUTURES CONTRACTS AND FOREIGN
CURRENCY EXCHANGE CONTRACTS ALLOCATED FROM MASTER PORTFOLIO

  Net realized gain on sale of investments                                              257,320
  Net change in unrealized appreciation (depreciation) of investments                (2,258,983)
  Net change in unrealized appreciation (depreciation) of
    futures contracts and foreign currency exchange contracts                            (2,974)
                                                                                    -----------
Net realized and unrealized loss on investments, futures contracts and foreign
currency exchange contracts allocated from Master Portfolio                          (2,004,637)
                                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                $(1,947,001)
                                                                                    ===========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE EXTENDED MARKET INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                                           FOR THE PERIOD
                                                                                                          AUGUST 13, 1999
                                                                                                         (COMMENCEMENT OF
                                                                                FOR THE YEAR ENDED    OPERATIONS) THROUGH
                                                                                 DECEMBER 31, 2000      DECEMBER 31, 1999
                                                                                ------------------     ------------------
INCREASE IN NET ASSETS
OPERATIONS:
       Net investment income                                                           $    57,636             $    7,082
       Net realized gain on sale of investments                                            257,320                 50,511
       Net change in unrealized (depreciation) appreciation of investments,
         futures contracts and foreign currency exchange contracts                      (2,261,957)               666,295
                                                                                       -----------             ----------
Net (decrease) increase in net assets resulting from operations                         (1,947,001)               723,888
                                                                                       -----------             ----------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net investment income                                            (82,030)                (8,359)
       Distributions from net realized gain on sale of investments                        (263,694)                  --
                                                                                       -----------             ----------
Total distributions to shareholders                                                       (345,724)                (8,359)
                                                                                        -----------             ----------
TRANSACTIONS IN SHARES OF COMMON STOCK:
       Net proceeds from sale of shares                                                 10,712,828              4,049,834
       Value of shares issued in reinvestment of dividends and distributions               342,016                    897
       Cost of shares redeemed                                                          (3,592,536)              (300,514)
                                                                                       -----------             ----------
Net increase in net assets resulting from transactions in shares of common stock         7,462,308              3,750,217
                                                                                       -----------             ----------
Redemption fees                                                                              8,994                  1,228
                                                                                       -----------             ----------
Increase in Net Assets                                                                   5,178,577              4,466,974
NET ASSETS:
Beginning of period                                                                      4,466,974                   --
                                                                                       -----------             ----------
End of period                                                                          $ 9,645,551             $4,466,974
                                                                                       ===========             ==========
SHARE TRANSACTIONS:
       Number of shares sold                                                               825,474                377,377
       Number of shares reinvested                                                          31,194                     92
       Number of shares redeemed                                                          (291,469)               (28,049)
                                                                                       -----------             ----------
Net increase in shares outstanding                                                         565,199                349,420
                                                                                       ===========             ==========

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

E*TRADE EXTENDED MARKET INDEX FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING FOR THE PERIOD


------------------------------------------------------------------------------------------------------------------
                                                                                                      PERIOD FROM
                                                                                                  AUGUST 13, 1999
                                                                                                    (COMMENCEMENT
                                                                            YEAR ENDED          OF OPERATIONS) TO
                                                                     DECEMBER 31, 2000(5)        DECEMBER 31, 1999(5)
------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                           $ 12.78                    $ 10.00
                                                                               -------                    -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
     Net investment income                                                        0.12                       0.03
     Net realized and unrealized loss (gain) on investments                      (1.96)                      2.78
                                                                               -------                    -------
TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                                   (1.84)                      2.81
                                                                               -------                    -------
DISTRIBUTIONS TO SHAREHOLDERS:
     Distributions from net investment income                                    (0.14)                     (0.03)
     Distributions from net realized gains                                       (0.26)                        --
                                                                               -------                    -------
TOTAL DISTRIBUTIONS                                                              (0.40)                     (0.03)
                                                                               -------                    -------
REDEMPTION FEES ADDED TO PAID-IN-CAPITAL                                          0.01                       0.00(2)
                                                                               -------                    -------
NET ASSET VALUE, END OF PERIOD                                                 $ 10.55                    $ 12.78
                                                                               =======                    =======
TOTAL RETURN                                                                    (14.44)%                    28.11%(1)
RATIOS/SUPPLEMENTAL DATA:
     Net assets, end of period (000s omitted)                                  $ 9,646                     $4,467
     Ratio of expenses to average net assets                                      0.38%(3)                   0.38%(3)(4)
     Ratio of net investment income to average net assets                         0.66%                      0.95%(4)
     Portfolio turnover rate of Master Portfolio                                    38%                        17%(1)
--------------------------------------------------------------------------------

  (1) FOR THE PERIOD AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999 AND NOT INDICATIVE OF A FULL YEAR'S OPERATING RESULTS.
  (2) ROUNDS TO LESS THAN $0.01.
  (3) THE INVESTMENT ADVISOR VOLUNTARILY AGREED TO PAY THE NON-AFFILIATED TRUSTEE EXPENSES FOR THE FUND FOR THE PERIOD AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 9, 2000. EVEN IF SUCH ACTION HAD NOT BEEN TAKEN, TOTAL ANNUALIZED OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS WOULD HAVE REMAINED UNCHANGED AT 0.38% FOR THE PERIOD FROM AUGUST 13, 1999 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1999 AND FOR THE YEAR ENDED DECEMBER 31, 2000.
  (4) ANNUALIZED.
  (5) PER SHARE AMOUNTS AND RATIOS REFLECT INCOME AND EXPENSES ASSUMING INCLUSION OF THE FUND'S PROPORTIONATE SHARE OF THE INCOME AND EXPENSES OF THE EXTENDED INDEX MASTER PORTFOLIO.

The accompanying notes are an integral part of these financial statements.

E*TRADE EXTENDED MARKET INDEX FUND
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2000

1. SIGNIFICANT ACCOUNTING POLICIES

         E*TRADE Extended Market Index Fund (the "Fund") is a diversified series of E*TRADE Funds (the "Trust"), an open-end series management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2000 the Trust consisted of ten series: the E*TRADE Bond Index Fund, the E*TRADE E-Commerce Index Fund, the E*TRADE Extended Market Index Fund, the E*TRADE Financial Sector Index Fund, the E*TRADE Global Titans Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund and the E*TRADE Technology Index Fund. These financial statements contain the E*TRADE Extended Market Index Fund.

         The Fund's investment objective is to match as closely as practicable, before fees and expenses, the performance of the Wilshire 4500 Equity Index, commonly known as the Extended Market Index.* The Fund seeks to achieve its objective by investing in a Master Portfolio. The Master Portfolio, in turn, invests in a representative sample of those U.S. securities that comprise the Wilshire 4500 Index and are selected in accordance with their capitalization, industry sector and valuation, among other factors.

         * "Wilshire 4500 Equity Index (TM)", "Wilshire 4500 Index (TM)", and "Wilshire 4500 (TM)", are trademarks of Wilshire Associates Incorporated ("Wilshire Associates") and have been licensed for use by E*TRADE Asset Management, Inc., (the "Investment Advisor"). Wilshire Associates does not sponsor the Fund or the Extended Index Master Portfolio (the "Master Portfolio"), nor is it affiliated in any way with the Fund or the Master Portfolio or their respective investment advisors. The Fund and the Master Portfolio are not sponsored, endorsed, sold, or promoted by Wilshire Associates, and neither Wilshire Associates nor the Wilshire 4500 Index makes any representation or warranty, express or implied, regarding the advisability of investing in the Fund or the Master Portfolio.

         The following is a summary of significant accounting policies which are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.


     PRINCIPLES OF ACCOUNTING

         The  Fund  uses  the  accrual  method  of  accounting   for   financial
     reporting purposes.


     INVESTMENT POLICY AND SECURITY VALUATION

         The Fund is a "feeder" fund in a "master-feeder" structure. Instead of investing directly in individual securities, a feeder fund, which is offered to the public, invests all of its assets in a master portfolio that has substantially the same investment objective as the feeder fund. It is the master portfolio that actually invests in the individual securities. The Fund seeks to achieve its investment objective by investing all of its assets in the Extended Index Master Portfolio (the "Master Portfolio"), a separate series of the Master Investment Portfolio ("MIP"), a registered open-end management investment company. The value of the Fund's investment in the Master Portfolio reflects the Fund's interest in the net assets of the Master Portfolio. As of December 31, 2000, the value of the Fund's investment in the Master Portfolio was 4.9% of the outstanding interests of the Master Portfolio.

         The Fund's investment in the Master Portfolio is valued at the net asset value of the Master Portfolio's shares held by the Fund. The equity securities of the Master Portfolio are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

         Security transactions are accounted for by the Master Portfolio on the date the securities are purchased or sold (trade date). Revenue is recognized by the Master Portfolio as follows: dividend income is recorded on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. Premiums on securities purchased are not amortized. All net investment income and realized and unrealized capital gains and losses of the Master Portfolio are allocated as required by the Internal Revenue Code of 1986, as amended (the "Code").

         The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.


     DISTRIBUTIONS TO SHAREHOLDERS

         Distributions to shareholders from net investment income of the Fund are declared and distributed quarterly. Dividends to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

         Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

     FEDERAL INCOME TAXES

         The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a regulated investment company under Subchapter M of the

     Internal Revenue Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal taxes was required at December 31, 2000.

     REDEMPTION FEES

         For redemptions made after October 1, 2000, shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. For shares held in the Fund that were redeemed on or before October 1, 2000 and within four months from the date of purchase, the redemption fee was 0.50%. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

         The Investment Advisor, a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its service as investment advisor, the Investment Advisor is paid by the Fund at an annual rate of 0.02% of the Fund's average daily net assets.

         Pursuant to an investment advisory contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment advisory services in connection with the management of the Master Portfolio's assets. For its services, BGFA is entitled to receive a fee from the Master Portfolio at an annual rate equal to 0.08% of the average daily net assets of the Master Portfolio. The Fund records daily its proportionate share of the Master Portfolio's advisory fees, described above, in addition to income, expenses and realized and unrealized gains and losses.

         The Investment Advisor also provides administrative services to the Fund, pursuant to an administrative services agreement ("Administrative Agreement"). Services provided by the Investment Advisor acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administrative Agreement. The Fund pays the Investment Advisor a monthly fee calculated at an annual rate of 0.26% of its average daily net assets for its services as administrator of the Fund.

         The Fund's investment in the Master Portfolio is subject to an administrative fee of 0.02% of its average daily net assets to Barclays Global Investors N.A., and Stephens, Inc., the Master Portfolio's co-administrator. Such administrative fees are recorded at the Master Portfolio level.

         PFPC Inc. ("PFPC") serves as the transfer agent and dividend disbursing agent for the Fund. Investors Bank & Trust Company ("IBT") serves as sub-administrator, accounting services agent and custodian for the Fund.

         E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, serves as the shareholder servicing agent (the "Shareholder Servicing Agent") for the Fund. The Shareholder Servicing Agent provides personal services to the Fund's shareholders and maintains the Fund's shareholder accounts. E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund.

         Subject to a limitation of 0.0049% of the Fund's average daily net assets, the Fund was obligated to pay Trustee fees and expenses and certain other direct expenses of the Fund. The Investment Advisor voluntarily agreed to reimburse such expenses for the year ended December 31, 2000. Effective May 9, 2000, such Trustees fees and expenses are no longer a direct expense of the Fund, but rather those expenses are paid by the Investment Advisor pursuant to an amendment to the Administrative Agreement.

3. PORTFOLIO SECURITIES LOANED

         As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

4. CHANGE IN ACCOUNTING POLICY

         In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Fund's financial statements. These changes are not expected to have any material impact on the net assets of the Fund.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Extended Market Index Fund (the "Fund") (one of ten funds comprising the E*TRADE Funds) as of December 31, 2000 and the related statement of operations for the year then ended and the statements of changes in net assets and the financial highlights for the year then ended and for the period August 13, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Extended Market Index Fund as of December 31, 2000, the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year then ended and for the period August 13, 1999 (commencement of operations) to December 31, 1999 in conformity with accounting principles generally accepted in the United States of America.


/s/Deloitte & Touche LLP
Los Angeles, California
February 21, 2001


TAX INFORMATION - UNAUDITED

Pursuant to section 852 of the Internal Revenue Code, the Fund designates $214,591 as capital gains dividends for the year ended December 31, 2000, of which 100% represents 20% rate gains.

For corporate shareholders, 55.24% of the income dividends paid by the Fund during the year ended December 31, 2000 qualified for the dividends received deduction.

EXTENDED INDEX MASTER PORTFOLIO
SCHEDULE OF INVESTMENTS
December 31, 2000


         SECURITY                                                                         SHARES                   VALUE
         ----------------------------------------------------------------------------------------------------------------

         COMMON STOCKS--97.48%
         ADVERTISING--0.70%
         ----------------------------------------------------------------------------------------------------------------
         Ackerly Group Inc. (The)                                                          3,620                  32,580
         ADVO Inc.                                            +                            1,402                  62,214
         APAC Customer Services Inc.                          +                            3,944                  14,543
         Aptimus Inc.                                         +                            3,600                   2,700
         Catalina Marketing Corp.                             +                            3,651                 142,161
         Cyrk Inc.                                            +                            1,891                   5,673
         Donnelley (R.H.) Corp.                               +                            1,530                  37,198
         Getty Images Inc.                                    +                            3,366                 107,712
         Grey Global Group Inc.                                                               55                  35,750
         Ha-Lo Industries Inc.                                +                            3,404                   7,659
         Harte-Hanks Inc.                                                                  4,576                 108,394
         Interep National Radio Sales Inc. "A"                +                            3,040                  10,640
         Key3Media Group Inc.                                 +                            4,537                  55,295
         Lamar Advertising Co.                                +                            4,876                 188,183
         Marketing Services Group Inc.                        +                            7,800                   9,262
         Modem Media Inc.                                     +                            2,000                   6,625
         Penton Media Inc.                                                                 2,719                  73,073
         Sitel Corp.                                          +                            4,768                  13,708
         TMP Worldwide Inc.                                   +                            5,810                 319,550
         True North Communications Inc.                                                    3,115                 132,387
         24/7 Media Inc.                                      +                            2,732                   1,451
         Valuevision International Inc. "A"                   +                            2,142                  27,043
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,393,801
         ----------------------------------------------------------------------------------------------------------------

         AEROSPACE / DEFENSE--0.46%
         ----------------------------------------------------------------------------------------------------------------
         AAR Corp.                                                                         2,040                  25,754
         Alliant Techsystems Inc.                             +                              736                  49,128
         BE Aerospace Inc.                                    +                            2,187                  34,992
         Curtiss Wright Corp.                                                              1,056                  49,104
         Fairchild Corp. (The) "A"                            +                            6,531                  35,920
         GenCorp. Inc.                                                                     2,957                  28,461
         Hawker Pacific Aerospace                             +                            6,800                  21,675
         HEICO Corp.                                          *                            1,209                  18,891
         HEICO Corp. "A"                                                                   1,227                  14,264
         Kreisler Manufacturing Corp.                         +                            2,500                   8,750
         L-3 Communications Holdings Inc.                     +                            2,324                 178,948
         Litton Industries Inc.                               +                            3,233                 254,397
         Orbital Sciences Corp.                               +                            4,247                  17,519
         Primex Technologies Inc.                                                          1,476                  47,047
         Sequa Corp. "A"                                      +                              864                  31,428
         Teledyne Technologies Inc.                           +                            1,800                  42,525
         Titan Corp. (The)                                    +                            3,376                  54,860
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 913,663
         ----------------------------------------------------------------------------------------------------------------


         AGRICULTURE--0.03%
         ----------------------------------------------------------------------------------------------------------------
         Delta & Pine Land Co.                                                             3,114                  65,199
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                  65,199
         ----------------------------------------------------------------------------------------------------------------

         AIRLINES--0.37%
         ----------------------------------------------------------------------------------------------------------------
         Airtran Holdings Inc.                                +                            2,893                  20,974
         Alaska Air Group Inc.                                +                            1,072                  31,892
         American West Holdings Corp. "B"                     +                            2,024                  25,932
         Atlantic Coast Airlines Holdings Inc.                +                            1,359                  55,549
         Continental Airlines Inc. "B"                        +*                           3,964                 204,641
         Midway Airlines Corp.                                +                            1,034                   2,908
         Midwest Express Holdings Inc.                        +                              830                  12,191
         Northwest Airlines Corp. "A"                         +                            5,635                 169,754
         SkyWest Inc.                                                                      3,168                  91,080
         UAL Corp.                                                                         3,176                 123,666
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 738,587
         ----------------------------------------------------------------------------------------------------------------

         APPAREL--0.20%
         ----------------------------------------------------------------------------------------------------------------
         Cherokee Inc.                                        +                            1,989                  18,150
         Donna Karan International Inc.                       +                            1,896                  17,064
         Garan Inc.                                                                          589                  13,768
         Jones Apparel Group Inc.                             +                            7,552                 243,080
         Phillips-Van Heusen Corporation                                                   2,403                  31,239
         Stride Rite Corp.                                                                 4,777                  33,439
         Unifi Inc.                                           +                            4,132                  36,930
         Warnaco Group Inc. "A"                                                            3,668                   6,190
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 399,860
         ----------------------------------------------------------------------------------------------------------------

         AUTO MANUFACTURERS--0.20%
         ----------------------------------------------------------------------------------------------------------------
         Aftermarket Technology Corp.                         +                            1,845                   4,036
         American Axle & Manufacturing Holdings Inc.          +                            3,100                  24,606
         AO Smith Corp. "B"                                                                1,742                  29,723
         Borg-Warner Automotive Inc.                                                       1,645                  65,800
         CLARCOR Inc.                                                                      2,691                  55,670
         Delco Remy International Inc.                        +                            2,869                  24,745
         Dura Automotive Systems Inc.                         +                            1,822                   9,565
         Exide Corp.                                                                       3,355                  25,582
         Hayes Lemmerz International Inc.                     +                            2,550                  17,053
         IMPCO Technologies Inc.                              +                              865                  10,380
         Kroll-O'Gara Co. (The)                               +                            4,319                  25,914
         Oshkosh Truck Corp.                                                               1,307                  57,508
         Rush Enterprises Inc.                                +                              397                   1,389
         Standard Automotive Corp.                            +                            2,600                   2,600
         Starcraft Corp.                                      +                            2,200                   4,400
         Titan International Inc.                                                          2,171                   9,227
         Wabash National Corp.                                *                            2,527                  21,795
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 389,993
         ----------------------------------------------------------------------------------------------------------------

         AUTO PARTS & EQUIPMENT--0.21%
         ----------------------------------------------------------------------------------------------------------------
         ArvinMeritor Inc.                                                                 4,538                  51,620
         Bandag Inc.                                                                       1,181                  47,904
         Collins & Aikman Corp.                               +                            6,000                  25,125
         Donnelly Corp.                                                                    1,171                  15,457
         Edelbrock Corp.                                                                   1,734                  17,773
         Federal-Mogul Corp.                                                               4,111                   9,507
         Lear Corp.                                           +                            4,183                 103,791
         Modine Manufacturing Co.                                                          1,524                  31,623
         Superior Industries International Inc.                                            2,124                  67,039
         Tenneco Automotive Inc.                                                           6,600                  19,800
         Tower Automotive Inc.                                +                            3,068                  27,612
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 417,251
         ----------------------------------------------------------------------------------------------------------------



         ----------------------------------------------------------------------------------------------------------------

         BANKS--6.42%
         ----------------------------------------------------------------------------------------------------------------
         AMCORE Financial Inc.                                                             2,295                  47,478
         American Bancorp                                                                  1,440                  17,280
         Anchor Bancorp Wisconsin Inc.                                                     2,823                  45,168
         Arch Capital Group Ltd.                              +                            2,263                  33,945
         Area Bancshares Corp.                                                             2,850                  47,025
         Associated Bancorp                                                                3,874                 117,673
         Astoria Financial Corp.                                                           2,946                 160,005
         Banc Corp. (The)                                     +                            1,790                   9,397
         BancFirst Corp.                                                                     415                  16,470
         BancFirst Ohio Corp.                                                              2,406                  36,992
         Bancorp South Inc.                                                                4,398                  53,601
         BancWest Corporation                                                              4,312                 112,651
         Bank United Corp. "A"                                                             1,867                 127,306
         BankAtlantic Bancorp Inc. "A"                                                         1                       3
         Banknorth Group Inc.                                                              9,664                 192,676
         Bay View Capital Corp.                                                            3,642                  22,759
         BOK Financial Corp.                                  +                            3,921                  83,321
         Boston Private Financial Holdings Inc.                                            1,600                  31,800
         Bostonfed Bancorp Inc.                                                            1,892                  39,495
         Brookline Bancorp Inc.                                                            3,901                  44,861
         Bryn Mawr Bank Corp.                                                              1,058                  22,350
         California Independent Bancorp                                                      885                  16,815
         Camden National Corp.                                                               802                  11,428
         Capital Bank Corp.                                   +                            2,000                  17,500
         Capital City Bank Group Inc.                                                      1,426                  35,383
         Capital Crossing Bank                                +                            2,481                  27,601
         Cardinal Financial Corp. "A"                         +                              181                     608
         Cathay Bancorp Inc.                                                                 901                  53,159
         Centura Banks Inc.                                                                2,756                 132,977
         CFS Bancorp Inc.                                                                  3,746                  40,035
         Chemical Financial Corp.                                                          1,633                  38,171
         Chester Valley Bancorp                                                              731                  12,610
         Chittenden Corp.                                                                  1,549                  46,954
         Citizens Banking Corp.                                                            2,343                  68,093
         Citizens First Financial Corp.                                                      722                   8,574
         City National Corp.                                                               3,011                 116,864
         Colonial BancGroup Inc.                                                           8,391                  90,203
         Colorado Business Bankshares                                                        946                  16,200
         Commerce Bancorp Inc.                                                             1,684                 115,144
         Commerce Bancshares Inc.                                                          4,400                 187,000
         Commercial Federal Corp.                                                          2,908                  56,524
         Community First Bankshares Inc.                                                   2,411                  45,508
         Community West Bancshares                                                           400                   1,550
         Compass Bancshares Inc.                                                           8,159                 194,796
         CORUS Bankshares Inc.                                                             1,651                  81,699
         Cullen/Frost Bankers Inc.                                                         2,888                 120,754
         CVB Financial Corp.                                                               2,516                  42,772
         Dime Bancorp Inc.                                                                 7,491                 221,453
         Downey Financial Corp.                                                            1,558                  85,690
         East West Bancorp Inc.                                                            2,200                  54,862
         Eastern Virginia Bankshares                          *                              690                   9,919
         F&M National Corp.                                                                1,908                  49,846
         F.N.B. Corp.                                                                      2,303                  48,363
         Farmers Capital Bank Corp.                                                        1,078                  29,780
         FCNB Corp.                                                                        1,488                  40,176
         Fidelity Bankshares Inc.                             *                              750                  14,719
         Fidelity National Corp.                                                           2,763                  13,815
         First Bancorp North Carolina                                                        858                  13,513
         First BanCorp.                                                                    2,733                  64,567
         First Busey Corp. "A"                                                               606                  12,082
         First Citizens Bancshares Inc. "A"                                                  909                  73,402
         First Commonwealth Financial Corp.                                                2,868                  28,680
         First Federal Bancorp Inc.                                                          600                   3,187
         First Federal Financial of Kentucky                                                 552                   8,280
         First Financial Bancorp                                                           3,610                  61,370
         First Georgia Holding Inc.                                                          900                   3,712
         First Mariner Bancorp                                                               400                   1,600
         First Merchants Corp.                                                               771                  17,492
         First Midwest Bancorp Inc.                                                        2,448                  70,380
         First Niagara Financial Group Inc.                                                2,931                  31,691
         First Sentinel Bancorp Inc.                                                       4,730                  54,395
         1st Source Corp.                                                                  2,044                  37,303
         First Tennessee National Corp.                                                    9,237                 267,296
         First Virginia Banks Inc.                                                         2,740                 131,520
         Firstfed America Bancorp Inc.                                                     1,289                  20,624
         FirstFed Financial Corp.                             +                            2,545                  82,235
         FirstMerit Corp.                                                                  4,890                 130,731
         Flag Financial Corp.                                                              1,000                   5,125


         Florida Banks Inc.                                   +                              400                   2,125
         FMS Financial Corp.                                                               1,000                   8,875
         Frontier Financial Corp.                                                          2,004                  50,225
         Fulton Financial Corp.                                                            4,545                 104,819
         GA Financial Inc.                                                                 1,963                  26,378
         GBC Bancorp                                                                       1,033                  39,641
         Gold Bancorp Inc.                                                                 1,378                   6,459
         Golden State Bancorp Inc.                                                         8,156                 256,404
         Greater Bay Bancorp                                                               2,058                  84,378
         Greenpoint Financial Corp.                                                        7,080                 289,834
         Hamilton Bancorp Inc.                                +                            1,370                  12,330
         Hancock Holding Co.                                                               1,168                  44,676
         Harbor Florida Bancshares Inc.                                                    4,183                  62,484
         Hibernia Corp. "A"                                                               11,096                 141,474
         Hudson City Bancorp Inc.                                                          6,800                 137,700
         Hudson United Bancorp                                                             3,121                  65,346
         Imperial Bancorp                                     +                            2,920                  76,650
         Independence Community Bank Corp.                                                 3,455                  55,064
         Independent Bank Corp.(MA)                                                        1,748                  21,850
         Independent Bank Corp.(MI)                                                        2,076                  41,001
         IndyMac Bancorp Inc.                                 +                            4,338                 127,971
         Integra Bank Corp.                                                                1,697                  43,380
         International Bancshares Corp.                                                    1,687                  57,569
         Investors Financial Services Corp.                                                2,200                 189,200
         Irwin Financial Corp.                                                             2,369                  50,193
         M&T Bank Corp.                                                                    5,902                 401,342
         MAF Bancorp Inc.                                                                  2,636                  74,961
         Mahaska Investment Co.                                                            1,062                   9,027
         Main Street Bancorp Inc.                                                          1,900                  13,300
         Marshall & Ilsley Corp.                                                           6,345                 322,516
         Medallion Financial Corp.                                                         1,916                  28,021
         Mercantile Bankshares Corp.                                                       4,694                 202,722
         Merchants Bancshares Inc.                                                           462                  11,203
         Merchants New York Bancorp Inc.                                                   2,168                  54,335
         Metropoitan Financial Corp.                          +                            1,200                   2,850
         MetroWest Bank                                                                      637                   3,663
         MidAmerica Bancorp                                                                1,308                  29,759
         Mississippi Valley Bancshares Inc.                                                  424                  12,455
         National Commerce Bancorp                                                        13,873                 343,357
         National Penn Bancshares Inc.                                                     1,783                  35,992
         Net.B@nk Inc.                                        +*                           2,478                  16,262
         New York Community Bancorp                                                        2,151                  79,049
         North Fork Bancorp                                                               10,008                 245,821
         Northern States Financial Corp.                                                     464                   8,758
         Northwest Bancorp Inc.                                                            5,896                  53,433
         NSD Bancorp Inc.                                                                    554                   8,448
         Ocwen Financial Corp.                                +                            6,716                  42,814
         Old National Bancorp                                                              4,220                 126,336
         Pacific Capital Bancorp                                                           1,480                  41,625
         Pacific Century Financial Corp.                                                   4,588                  81,150
         Park National Corp.                                                                 536                  48,072
         Parkvale Financial Corp.                                                          1,233                  25,431
         Patriot Bank Corp.                                                                2,328                  15,714
         Peoples Bancorp Inc.                                                              1,255                  18,511


         Peoples Banctrust Co. Inc.                                                          689                   9,172
         People's Bank                                                                     4,591                 118,792
         Peoples Financial Corp.                                                             700                  12,075
         Popular Inc.                                                                      8,968                 235,971
         Premier Community Bankshares Inc.                                                   400                   2,025
         Provident Bankshares Corp.                                                        2,560                  53,440
         Provident Financial Group Inc.                                                    3,064                 114,900
         R&G Financial Corp. "B"                                                           2,074                  29,554
         Republic Bancorp Inc.                                                             4,664                  50,429
         Republic Bancorp Inc. "A"                                                         2,640                  16,335
         Republic Bancshares Inc.                             +                            1,754                  16,224
         Republic Security Financial Corp.                                                 5,615                  40,533
         Richmond County Financial Corp.                                                   1,600                  41,800
         Riggs National Corp.                                                              2,971                  41,408
         Roslyn Bancorp Inc.                                                               4,952                 135,252
         Royal Bancshares of Pennsylvania "A"                                                812                  11,470
         S&T Bancorp Inc.                                                                  4,836                 104,578
         Santander Bancorp                                                                 3,770                  72,572
         Shoreline Financial Corp.                                                         1,643                  24,645
         Silicon Valley Bancshares                            +                            3,246                 112,190
         Simmons First National Corp. "A"                                                    611                  13,786
         Sky Financial Group Inc.                                                          5,153                  86,313
         South Financial Group Inc. (The)                                                  4,373                  57,942
         Southwest Bancorp of Texas Inc.                      +                            1,438                  61,744
         Sovereign Bancorp Inc.                                                           17,132                 139,198
         State Bancorp Inc.                                                                  814                  10,429
         State Financial Services Corp. "A"                                                1,871                  15,787
         Staten Island Bancorp Inc.                                                        3,392                  72,504
         Sterling Bancshares Inc.                                                          2,095                  41,376
         Sterling Financial Corp (PA)                         +                            1,826                  22,140
         Sterling Financial Corp.(WA)                                                        796                  11,940
         Summit Bancshares Inc.                                                              640                  13,880
         Susquehanna Bancshares Inc.                                                       3,704                  61,116
         TCF Financial Corp.                                                               5,587                 248,971
         Texas Regional Bancshares "A"                                                     1,698                  55,198
         Trust Company of New Jersey (The)                                                 2,085                  26,193
         TrustCo Bank Corp.                                                                5,170                  63,009
         Trustmark Corp.                                                                   3,856                  80,976
         UMB Financial Corp.                                                               1,697                  63,425
         UnionBanCal Corporation                                                          10,039                 241,563
         United Bancshares Inc.                                                            3,424                  72,760
         United National Bancorp                                                           1,684                  32,312
         USBancorp Inc.                                                                      503                   2,138
         Valley National Bancorp                                                           4,351                 144,943
         VIB Corp.                                            +                            1,386                  10,398
         W Holding Co. Inc.                                                                4,589                  53,347
         Warwick Community Bancorp                                                         2,643                  35,020
         Washington Federal Inc.                                                           2,707                  76,980
         Waypoint Financial Corp.                             +                            2,600                  28,600
         Webster Financial Corp.                                                           3,768                 106,682
         WesBanco Inc.                                                                     2,035                  47,822
         Westamerica Bancorp                                                               2,508                 107,844
         WestCorp Inc.                                                                     3,331                  49,965
         Whitney Holding Corp.                                                             1,445                  52,472
         Wilmington Trust Corp.                                                            1,796                 111,464
         Zions Bancorp                                                                     5,498                 343,281
         ----------------------------------------------------------------------------------------------------------------
                                                                                                              12,788,822
         ----------------------------------------------------------------------------------------------------------------
         ----------------------------------------------------------------------------------------------------------------

         BEVERAGES--0.37%
         ----------------------------------------------------------------------------------------------------------------
         Agribrands International Inc.                        +                              477                  25,519
         Chalone Wine Group Ltd.                              +                            2,320                  18,995
         Coca-Cola Bottling Co.                                                              874                  33,103
         Constellation Brands Inc.                            +                              899                  52,816
         Farmer Brothers Co.                                                                 186                  38,595
         Pepsi Bottling Group Inc.                                                         9,300                 371,419
         Robert Mondavi Corp. (The) "A"                       +                              762                  41,243
         Sylvan Inc.                                          +                              985                   8,988


         Whitman Corp.                                                                     9,213                 150,863
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 741,541
         ----------------------------------------------------------------------------------------------------------------

         BIOTECHNOLOGY--3.07%
         ----------------------------------------------------------------------------------------------------------------
         ACLARA BioSciences Inc.                              +                            2,840                  30,885
         Affymetrix Inc.                                      +                            3,454                 257,107
         Applera Corp. - Celera Genomics Group                +                            3,800                 136,562
         Ariad Pharmaceuticals Inc.                           +                            3,100                  14,725
         Avant Immunotherapeutics Inc.                        +                            2,900                  19,937
         Bio-Technology General Corp.                         +                            2,779                  19,627
         Cambrex Corp.                                                                     1,490                  67,422
         Charles River Laboratories International Inc.        +                            1,600                  43,800
         Collateral Therapeutics Inc.                         +*                           1,387                  24,533
         Cryolife Inc.                                        +                            1,751                  52,953
         CuraGen Corp.                                        +                            2,300                  62,819
         Cytogen Corp.                                        +                            4,500                  10,547
         Deltagen Inc.                                        +                            1,900                  19,831
         Diversa Corp.                                        +                              887                  15,911
         Exelixis Inc.                                        +                            4,313                  63,078
         Gene Logic Inc.                                      +                            1,900                  34,912
         Genencor International Inc.                          +                            4,500                  81,000
         Genentech Inc.                                       +                           10,400                 847,600
         Genome Therapeutics Corp.                            +                            1,320                   9,199
         Genzyme General                                      +*                           6,399                 575,510
         ICOS Corp.                                           +                            3,416                 177,418
         IDEC Pharmaceuticals Corp.                           +*                           3,088                 585,369
         Illumina Inc.                                        +                            2,560                  41,120
         Immunex Corp.                                        +                           34,168               1,388,075
         Immunomedics Inc.                                    +                            3,593                  77,249
         Incyte Genomics Inc.                                 +                            4,282                 106,515
         Isis Pharmaceuticals Inc.                            +                            3,908                  41,523
         Kosan Biosciences Inc.                               +                            1,000                  10,500
         Large Scale Biology Corp.                            +*                           1,204                  11,438
         Maxim Pharmaceuticals Inc.                           +*                           1,865                  11,889
         Maxygen Inc.                                         +                            1,762                  43,169
         Millennium Pharmaceuticals Inc.                      +                           12,792                 791,505
         Myriad Genetics Inc.                                 +                            1,492                 123,463
         Nanogen Inc.                                         +                            1,400                  12,600
         Nexell Therapeutics Inc.                             +                            2,025                   6,138
         Organogenesis Inc.                                   +                            3,420                  30,746
         Regeneron Pharmaceuticals Inc.                       +                            2,143                  75,574
         Rosetta Inpharmatics Inc.                            +*                           2,035                  32,560
         Sequenom Inc.                                        +                            1,587                  22,218
         Targeted Genetics Corp.                              +                            2,200                  14,712
         Telik Inc.                                           +                            2,100                  13,912
         Transkaryotic Therapies Inc.                         +*                           1,255                  45,729
         Variagenics Inc.                                     +                            1,896                  22,485
         Xoma Ltd.                                            +                            5,334                  52,006
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               6,125,871
         ----------------------------------------------------------------------------------------------------------------

         BUILDING MATERIALS--0.65%
         ----------------------------------------------------------------------------------------------------------------
         Advanced Lighting Technologies Inc.                  +*                           1,945                  12,886
         American Standard Companies Inc.                     +                            4,945                 243,850
         Centex Construction Products Inc.                                                 1,509                  41,215
         Ceradyne Inc.                                        +                            2,800                  18,550
         Chemed Corp.                                                                      1,162                  39,072
         Comfort Systems USA Inc.                             +                            4,359                   9,263
         Dal-Tile International Inc.                          +                            2,596                  36,831
         Drew Industries Inc.                                 +                              505                   2,904
         Elcor Corp.                                                                       1,370                  23,119
         Florida Rock Industries Inc.                                                        945                  36,973
         Genlyte Group Inc. (The)                             +                            1,402                  33,297
         Integrated Electrical Services Inc.                  +                            3,692                  21,921
         Johns Manville Corp.                                                             10,295                 133,192
         Lafarge Corp.                                                                     4,701                 111,061
         Lennox International Inc.                                                         3,521                  27,288
         LSI Industries Inc.                                                               1,156                  23,626


         Martin Marietta Materials Inc.                                                    2,783                 117,721
         NCI Building Systems Inc.                            +                            1,307                  24,588
         Rayonier Inc.                                                                     1,646                  65,531
         Rock of Ages Corp.                                   +                            2,774                  12,483
         Simpson Manufacturing Co. Inc.                       +                              717                  36,567
         Texas Industries Inc.                                                             2,149                  64,470
         Trex Co. Inc.                                        +                            1,300                  32,744
         USG Corp.                                            *                            2,423                  54,517
         Wickes Inc.                                          +                              500                   2,062
         York International Corp.                                                          2,492                  76,473
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,302,204
         ----------------------------------------------------------------------------------------------------------------

         CHEMICALS--1.30%
         ----------------------------------------------------------------------------------------------------------------
         Airgas Inc.                                          +                            6,651                  45,310
         Albemarle Corp.                                                                   2,602                  64,399
         Altair International Inc.                            +                            2,059                   3,088
         Applied Extrusion Tech Inc.                          +                              496                   1,534
         Arch Chemicals Inc.                                                               2,100                  37,275
         Atlantis Plastics Inc. "A"                           +                              600                   2,062
         Cabot Corp.                                                                       4,077                 107,531
         Cabot Microelectronics Corp.                         +                            2,210                 114,782
         CFC International Inc.                               +                              800                   3,700
         ChemFirst Inc.                                                                    2,141                  47,236
         Crompton Corp.                                                                    8,406                  88,263
         Cytec Industries Inc.                                +                            2,335                  93,254
         Ferro Corp.                                                                       2,485                  57,155
         Foamex International Inc.                            +                            2,122                  11,406
         Fuller (H. B.) Co.                                                                1,225                  48,330
         Gentek Inc.                                                                       1,933                  31,894
         Georgia Gulf Corp.                                                                2,179                  37,179
         IMC Global Inc.                                                                   7,815                 121,621
         International Specialty Products Inc.                +                            3,376                  22,577
         JLM Industries Inc.                                  +                            2,200                   4,537
         Landec Corp.                                         +                            1,973                   5,549
         Lubrizol Corp.                                                                    3,866                  99,549
         Lyondell Chemical Co.                                                             8,742                 133,862
         MacDermid Inc.                                                                    3,224                  61,256
         Millennium Chemicals Inc.                                                         3,774                  68,404
         Minerals Technologies Inc.                                                        1,185                  40,512
         Mississippi Chemical Corp.                                                        2,577                   8,118
         Myers Industries Inc.                                                             2,270                  32,915
         Nanophase Technologies Corp.                         +                            1,400                  15,400
         NL Industries Inc.                                                                3,832                  92,926
         Olin Corp.                                                                        2,793                  61,795
         OM Group Inc.                                                                     1,760                  96,140
         Omnova Solutions Inc.                                                             2,357                  14,142
         Penford Corp.                                                                     1,571                  22,387
         PolyOne Corp.                                                                     4,908                  28,834
         RPM Inc.                                                                          6,547                  56,059
         Schulman (A.) Inc.                                                                2,888                  33,212
         Solutia Inc.                                                                      6,927                  83,124
         Spartech Corp.                                                                    3,502                  72,010
         Stepan Co.                                                                          663                  15,705
         Surmodics Inc.                                       +                            1,248                  45,942
         Symyx Technologies Inc.                              +                            1,700                  61,200
         U.S. Plastic Lumber Co.                              +                            1,954                   2,381
         Uniroyal Technology Corp.                            +                            2,720                  17,000
         Valhi Inc.                                                                        6,622                  76,153
         Valspar Corp.                                                                     3,055                  98,310
         Vertex Pharmaceuticals Inc.                          +                            3,866                 276,419
         Wellman Inc.                                                                      2,600                  36,725
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               2,599,162
         ----------------------------------------------------------------------------------------------------------------

         COAL--0.06%
         ----------------------------------------------------------------------------------------------------------------
         Consol Energy Inc.                                                                4,000                 111,750
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 111,750
         ----------------------------------------------------------------------------------------------------------------


         COMMERCIAL SERVICES--3.32%
         ----------------------------------------------------------------------------------------------------------------
         Aaron Rents Inc. "A"                                                              1,271                  17,079
         Ablest Inc.                                          +                            1,700                   8,925
         ABM Industries Inc.                                                               1,456                  44,590
         ACNielsen Corp.                                      +                            3,755                 136,119
         Actrade Financial Technologies Ltd.                  +*                             815                  17,981
         Administaff Inc.                                     +                            1,670                  45,424
         AHL Services Inc.                                    +                            2,230                  22,439
         ANC Rental Corp.                                     +                            3,012                  10,542
         AnswerThink Consulting Group Inc.                    +                            2,281                   8,269
         Apollo Group Inc. "A"                                +                            4,463                 219,524
         ASI Solutions Inc.                                   +                            1,500                  23,625
         Atrix Laboratories Inc.                              +                            1,816                  30,985
         Aurora Biosciences Corp.                             +                            1,226                  38,542
         Barrett Business Services Inc.                       +                            1,000                   3,562
         Bestway Inc.                                         +                            1,400                   5,600
         Billing Concepts Corp.                               +                            3,028                   6,056
         Blount International Inc.                            +                            3,065                  23,564
         Blue Rhino Corp.                                     +                            1,881                   4,467
         Bowne & Co. Inc.                                                                  3,746                  39,567
         Breakaway Solutions Inc.                             +                            2,800                   2,450
         Bright Horizons Family Solutions Inc.                +                            1,019                  26,621
         Butler International Inc.                            +                              900                   4,162
         Caremark Rx Inc.                                     +                           13,204                 179,079
         CDI Corp.                                            +                            2,262                  33,082
         Celgene Corp.                                        +                            4,215                 136,987
         Central Parking Corp.                                *                            2,522                  50,440
         Cephalon Inc.                                        +*                           2,459                 155,685
         Charles River Associates Inc.                        +                            1,972                  20,336
         Comdisco Inc.                                                                    11,600                 132,675
         Concord EFS Inc.                                     +                           13,226                 581,117
         COR Therapeutics Inc.                                +*                           3,192                 112,318
         Corinthian Colleges Inc.                             +                            1,400                  53,112
         Corporate Executive Board Co. (The)                  +                            1,700                  67,602
         CoStar Group Inc.                                    +                            1,228                  29,012
         Cubist Pharmaceuticals Inc.                          +                            1,544                  44,776
         CV Therapeutics Inc.                                 +*                           1,400                  99,050
         DeVry Inc.                                           +                            4,501                 169,913
         DiamondCluster International Inc. "A"                +*                           1,163                  35,471
         Dun & Bradstreet Corp.                               +                            5,400                 139,725
         eBenx Inc.                                           +                            1,610                  10,867
         Edgewater Technology Inc.                            +                            4,396                  28,574
         Edison Schools Inc.                                  +                            3,000                  94,500
         Education Management Corp.                           +                            2,005                  71,679
         Electro Rent Corp.                                   +                            1,901                  26,852
         Emisphere Technologies Inc.                          +                            1,405                  35,125
         Encompass Service Corp.                              +                            4,456                  22,558
         First Consulting Group Inc.                          +                            2,194                  10,421
         First Health Group Corp.                             +                            3,121                 145,322
         FYI Inc.                                             +                            1,606                  59,221
         Gartner Group Inc. "B"                               +                            5,300                  33,602
         General Magnaplate Corp.                             +                              300                      --
         Gilman & Ciocia Inc.                                 +                              935                   2,688
         Griffin Land & Nurseries Inc.                        +                              800                   9,200
         Harris Interactive Inc.                              +                            5,460                  20,134
         Healthcare Services Group Inc.                       +                            1,214                   7,739
         Heidrick & Struggles International Inc.              +                            1,000                  42,062
         Hertz Corp. "A"                                                                   2,720                  92,820
         HotJobs.com Ltd.                                     +                            6,100                  69,769
         Interstate National Dealer Services Inc.             +                            3,200                  18,400
         Iron Mountain Inc.                                   +                            3,147                 116,832
         ITT Educational Services Inc.                        +                            2,308                  50,776
         Kaneb Services Inc.                                  +                            2,200                  12,925
         Kelly Services Inc. "A"                                                           1,746                  41,249
         kForce.com Inc.                                      +                            1,186                   3,632
         Korn/Ferry International                             +                            2,500                  53,125
         Labor Ready Inc.                                     +                            4,970                  16,463


         Landauer Inc.                                                                     1,617                  29,510
         Learning Tree International Inc.                     +                            1,311                  64,894
         LendingTree Inc.                                     +                            2,766                   5,705
         Loislaw.com Inc.                                     +                            3,000                  12,750
         Luminant Worldwide Corp.                             +                            4,100                   3,331
         Mail-Well Inc.                                       +                            5,584                  24,081
         Management Network Group Inc. (The)                  +                            5,000                  59,375
         Manpower Inc.                                                                     5,342                 202,996
         MAXIMUS Inc.                                         +                            1,304                  45,559
         McGrath Rentcorp                                                                    916                  17,747
         MedQuist Inc.                                        +                            2,616                  41,856
         Mercury Air Group Inc.                               +                            1,594                   7,771
         Midas Inc.                                                                        2,555                  30,500
         Modis Professional Services Inc.                     +                            5,602                  23,108
         MPW Industrial Services Group Inc.                   +                            1,095                   1,095
         National Equipment Services Inc.                     +                            2,779                   5,384
         National Research Corp.                              +                            2,500                  10,000
         NationsRent Inc.                                     +                            4,184                   6,538
         Navigant Consulting Co.                              +                            4,627                  17,640
         Neff Corp.                                           +                            4,392                   5,490
         NetRatings Inc.                                      +                            2,328                  34,192
         Neurogen Corp.                                       +                            1,733                  60,872
         New Horizons Worldwide Inc.                          +                            1,609                  22,321
         NOVA Corporation                                     +                            4,323                  86,190
         Ogden Corp.                                          +                            2,497                  38,391
         On Assignment Inc.                                   +                            1,578                  44,973
         Organic Inc.                                         +                            5,436                   4,417
         PFSweb Inc.                                          +                            2,656                   1,992
         Pharmaceutical Product Development Inc.              +                            1,544                  76,717
         Pharmacopeia Inc.                                    +                            1,300                  28,356
         Predictive Systems Inc.                              +                            2,100                  15,028
         Pre-Paid Legal Services Inc.                         +                            1,350                  34,425
         Profit Recovery Group International Inc. (The)       +                            3,046                  19,418
         ProsoftTraining.com                                  +                            2,672                  32,398
         Quanta Services Inc.                                 +                            3,975                 127,945
         Rainbow Rentals Inc.                                 +                            1,065                   5,591
         RCM Technologies Inc.                                +                              486                   1,762
         Regis Corp.                                                                       2,499                  36,235
         Rent-A-Center Inc.                                   +                            1,817                  62,686
         Rent-Way Inc.                                        +                            1,445                   6,412
         Rollins Inc.                                                                      3,166                  63,518
         Roper Industries Inc.                                                             2,699                  89,236
         Security Associates International Inc.               +                            3,200                   2,600
         Servicemaster Co.                                                                18,725                 215,338
         Sodexho Marriott Services Inc.                       +                            3,779                  83,610
         Sotheby's Holdings Inc. "A"                          +                            3,645                  84,518
         Spherion Corporation                                 +                            3,724                  42,128
         SPS Technologies Inc.                                +                            1,366                  74,874
         Staff Leasing Inc.                                   +                            1,928                   5,784
         Stewart Enterprises Inc. "A"                                                      5,516                  10,515
         Strayer Education Inc.                                                            1,102                  28,170
         Student Advantage Inc.                               +                            3,600                  15,300
         Sylvan Learning Systems Inc.                         +                            3,073                  45,519
         TEAM America Corp.                                   +                            2,100                  10,631
         Teletech Holdings Inc.                               +                            4,895                  89,946
         Trimeris Inc.                                        +                              873                  47,906
         Tyler Technologies Inc.                              +                            3,772                   6,365
         United Rentals Inc.                                  +                            4,160                  55,900
         United Shipping and Technology Inc.                  +                            1,000                   1,750
         Valassis Communications Inc.                         +                            3,160                  99,737
         Viad Corp.                                                                        6,247                 143,681
         Volt Information Sciences Inc.                       +                            1,067                  22,140
         Westaff Inc.                                                                      1,884                   3,768
         Wireless Facilities Inc.                             +*                           2,500                  90,625
         Workflow Management Inc.                             +                            2,493                  17,139
         World Fuel Services Corp.                                                         4,155                  29,085
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               6,612,442
         ----------------------------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------------------------

         COMPUTERS--9.04%
         ----------------------------------------------------------------------------------------------------------------
         About.com Inc.                                       +*                           1,600                  43,100
         Accrue Software Inc.                                 +                            2,100                   5,250
         ACE*COMM Corp.                                       +                            4,000                   9,250
         Activision Inc.                                      +*                           2,815                  42,577
         Actuate Corp.                                        +                            3,664                  70,074
         Adept Technology Inc.                                +                              781                  11,324
         Advanced Digital Information Corp.                   +                            4,340                  99,820
         Advantage Learning Systems Inc.                      +                            2,312                  77,741
         Advent Software Inc.                                 +                            1,694                  67,866
         Affiliated Computer Services Inc. "A"                +                            3,334                 202,332
         AGENCY.com Ltd.                                      +*                           3,462                  13,415
         Agile Software Corp.                                 +                            3,100                 153,062
         Allaire Corp.                                        +                            2,100                  10,566
         American Software Inc. "A"                           +                            3,900                   5,362
         AppliedTheory Corp.                                  +*                           4,200                   8,400
         Applix Inc.                                          +                            1,058                   2,645
         AremisSoft Corp.                                     +                            1,100                  46,956
         Art Technology Group Inc.                            +                            4,200                 128,362
         Ashton Technology Group Inc. (The)                   +                            3,000                   2,719
         Ask Jeeves Inc.                                      +                            3,000                   7,312
         Aspen Technology Inc.                                +                            1,306                  43,424
         Auspex Systems Inc.                                  +                            2,748                  19,236
         Avici Systems Inc.                                   +*                           2,939                  72,373
         AVT Corp.                                            +                            1,718                   8,536
         BARRA Inc.                                           +                            1,232                  58,034
         Be Free Inc.                                         +                            6,400                  14,000
         Be Inc.                                              +                            4,400                   3,300
         Bell & Howell Co.                                    +                            2,840                  46,860
         BindView Development Corp.                           +                            4,020                  37,813
         Bisys Group Inc.                                     +*                           3,682                 191,924
         Black Box Corp.                                      +                            1,171                  56,574
         Bluestone Software Inc.                              +                            2,200                  33,275
         Bottomline Technologies Inc.                         +*                             900                  23,119
         Braun Consulting Inc.                                +                            1,500                   5,531
         Brio Technology Inc.                                 +                            2,347                   9,901
         Broadbase Software Inc.                              +*                           3,400                  21,250
         Brocade Communications System Inc.                   +                           14,000               1,285,375
         Brooktrout Inc.                                      +                            1,198                  11,344
         BSQUARE Corp.                                        +                            1,800                  10,800
         CacheFlow Inc.                                       +                            2,520                  42,997
         CAIS Internet Inc.                                   +                            2,400                   2,325
         Calico Commerce Inc.                                 +                            1,824                   1,767
         Cambridge Technology Partners Inc.                   +                            3,320                   8,715
         Carreker Corp.                                       +                            1,813                  63,002
         Casino Data Systems                                  +                            4,300                  30,234
         Catalyst International Inc.                          +                            2,159                  10,255
         C-bridge Internet Solutions Inc.                     +                            2,151                   8,402
         CCC Information Services Group Inc.                  +                            3,164                  19,775
         CenterSpan Communications Corp.                      +                            1,596                  17,855
         Centura Software Corp.                               +                            4,400                   3,437
         Ciber Inc.                                           +                            3,099                  15,108
         Ciprico Inc.                                         +                            1,618                  12,135
         Clarent Corp.                                        +                            2,042                  23,100
         Clarus Corp.                                         +                            2,000                  14,000
         Cognizant Technology Solutions Corp.                 +                              958                  34,787
         Commerce One Inc.                                    +                           12,040                 304,762
         Complete Business Solutions Inc.                     +                            2,955                  30,473
         Computer Network Technology Corp.                    +                            1,415                  40,770
         Concur Technologies Inc.                             +                            2,236                   2,481
         Concurrent Computer Corp.                            +                            3,566                  19,167
         Cotelligent Inc.                                     +                            2,307                   2,163
         Credit Management Solutions Inc.                     +                            2,500                   3,125
         Critical Path Inc.                                   +                            4,289                 131,887
         Crossroads Systems Inc.                              +                            2,600                  12,187
         CyberCash Inc.                                       +                            4,579                   3,720


         CyberSource Corp.                                    +                            2,300                   5,462
         Cylink Corp.                                         +                            2,873                   6,195
         Cysive Inc.                                          +                            1,400                   5,775
         Daleen Technologies Inc.                             +                            1,700                   6,375
         Data Broadcasting Corp.                              +                            9,242                  32,347
         Data Return Corp.                                    +                            2,800                  10,500
         Data Translation Inc.                                +                            2,700                   4,219
         Dataram Corp.                                        +                            3,150                  36,619
         Datatec Systems Inc.                                 +                            3,783                   6,620
         Deltek Systems Inc.                                  +                            2,399                  10,196
         Dendrite International Inc.                          +                            2,959                  66,208
         Diebold Inc.                                                                      5,177                 172,782
         Digex Inc.                                           +                            1,600                  36,000
         Digital River Inc.                                   +                            2,838                   6,740
         Digitas Inc.                                         +*                           3,895                  19,718
         Docent Inc.                                          +                            2,600                  22,750
         DocuCorp International Inc.                          +                              898                   1,796
         Documentum Inc.                                      +                            2,288                 113,685
         Dot Hill Systems Corp.                               +                            2,640                  10,230
         DSET Corporation                                     +                              959                   1,723
         DSP Group Inc.                                       +                            1,292                  27,193
         DST Systems Inc.                                     +                            7,780                 521,260
         E.piphany Inc.                                       +*                           4,350                 234,628
         ebix.com Inc.                                        +                            1,430                     670
         Echelon Corp.                                        +                            2,298                  36,912
         Eclipsys Corp.                                       +*                           2,793                  68,428
         eGain Communications Corp.                           +*                           2,751                   8,511
         Elcom International Inc.                             +                            4,021                   5,529
         Electronics For Imaging Inc.                         +                            3,278                  45,687
         Elite Information Group Inc.                         +                            2,800                  12,600
         eLoyalty Corp.                                       +                            2,625                  16,980
         Engage Technologies Inc.                             +*                          11,800                   8,850
         Entrade Inc.                                         +                            5,200                   4,875
         Entrust Technologies Inc.                            +                            3,500                  45,500
         Equinix Inc.                                         +                            4,453                  19,482
         Equinox Systems Inc.                                 +                            2,937                  28,452
         Evolving Systems Inc.                                +                            5,519                  11,900
         Exabyte Corp.                                        +                            3,131                  10,763
         Extended Systems Inc.                                +                              600                   7,012
         Extreme Networks Inc.                                +                            7,000                 273,875
         F5 Networks Inc.                                     +*                           1,500                  14,250
         FactSet Research Systems Inc.                                                     2,154                  79,849
         Fair Isaac and Co. Inc.                                                             824                  42,024
         FileNET Corp.                                        +                            3,073                  83,739
         Foundry Networks Inc.                                +                            7,300                 109,500
         Frontline Capital Group Inc.                         +                            2,500                  33,242
         FVC.COM Inc.                                         +                            4,601                   4,601
         Gadzoox Networks Inc.                                +                            3,000                   6,281
         General Magic Inc.                                   +*                           4,230                   5,948
         GoTo.com Inc.                                        +*                           3,900                  28,519
         Great Plains Software Inc.                           +                            1,519                  71,488
         Hall Kinion & Associates Inc.                        +                            1,325                  26,666
         HNC Software Inc.                                    +                            2,054                  60,978
         Hypercom Corp.                                       +                            3,574                  11,169
         Hyperion Solutions Corp.                             +                            1,943                  29,995
         iAsiaWorks Inc.                                      +                            3,324                  16,204
         IDX Systems Corp.                                    +                            1,585                  39,625
         iGate Capital Corp.                                  +                            2,794                   8,033
         IKOS Systems Inc.                                    +                            4,800                  42,600
         iManage Inc.                                         +                            2,500                  11,406
         IMRglobal Corp.                                      +                            3,904                  20,984
         Industri Matematik International Corp.               +                            2,280                   5,700
         InfoCure Corp.                                       +                            3,692                  13,845
         Infocus Corp.                                        +                            2,118                  31,240
         Informatica Corp.                                    +                            4,600                 181,987
         Information Architects Corp.                         +                            2,444                   4,430
         Inforte Corp.                                        +                              994                  13,667


         infoUSA Inc.                                         +                            3,416                  11,529
         Inprimis Inc.                                        +                            2,600                   2,437
         Inprise Corp.                                        +                            3,368                  18,629
         Integral Systems Inc.                                +                            1,262                  17,668
         Integrated Measurement Systems                       +                            1,432                  11,366
         InterCept Group Inc. (The)                           +                            1,200                  32,025
         Intergraph Corp.                                     +                            3,688                  22,128
         Interland Inc.                                       +                            3,450                  12,075
         Interliant Inc.                                      +*                           4,100                  13,069
         Internap Network Services Corp.                      +                            9,000                  65,250
         Internet Security Systems Inc.                       +                            2,624                 205,820
         internet.com Corp.                                   +                            2,100                  12,469
         Intertrust Technologies Corp.                        +                            6,000                  20,250
         InterWorld Corp.                                     +                            3,000                   1,500
         Interwoven Inc.                                      +                            3,100                 204,406
         Intranet Solutions Inc.                              +                            1,622                  82,722
         Intraware Inc.                                       +*                           2,300                   3,378
         Intrusion.com Inc.                                   +                            2,128                  10,108
         ION Networks Inc.                                    +                              800                     300
         ITXC Corp.                                           +                            3,600                  24,975
         iXL Enterprises Inc.                                 +                            4,300                   4,300
         Jack Henry & Associates Inc.                                                      2,806                 174,323
         Juniper Networks Inc.                                +                           20,000               2,521,252
         Juno Online Services Inc.                            +                            3,800                   2,494
         Jupiter Media Metrix Inc.                            +                            7,751                  72,181
         Kana Communications Inc.                             +                            5,960                  68,540
         Keynote Systems Inc.                                 +                            2,800                  39,725
         Kronos Inc.                                          +                            1,255                  38,827
         Larscom Inc. "A"                                     +                            2,700                   6,666
         Launch Media Inc.                                    +                            4,500                   7,031
         Level 8 Systems Inc.                                 +*                           2,797                  17,044
         Lexar Media Inc.                                     +                            4,300                   4,031
         Liberate Technologies Inc.                           +                            5,900                  80,387
         LookSmart Ltd.                                       +                            5,000                  12,187
         Mail.com Inc.                                        +                            4,663                   3,352
         Mainspring Inc.                                      +                            3,862                  12,069
         Manhattan Associates Inc.                            +                            1,561                  66,538
         MapInfo Corp.                                        +                              922                  43,564
         MarchFirst Inc.                                      +                            9,195                  13,792
         Marimba Inc.                                         +                            2,100                   9,450
         Maxtor Corp.                                         +                            7,400                  41,394
         McAfee.com Corp.                                     +                              800                   4,000
         McDATA Corp. "B"                                     +*                           1,722                  94,279
         MCSi Inc.                                            +                              914                  19,537
         Mechanical Dynamics Inc.                             +                            1,800                  10,350
         Media 100 Inc.                                       +                            1,360                   3,485
         Mentor Graphics Corp.                                +                            4,340                 119,079
         Metasolv Inc.                                        +                            4,560                  41,610
         Micromuse Inc.                                       +                            4,392                 265,098
         Micron Electronics Inc.                              +                            5,297                  20,691
         Micros Systems Inc.                                  +                            1,421                  25,933
         Micros-To-Mainframes Inc.                            +                            1,000                   1,625
         Microstrategy Inc.                                   +*                           2,160                  20,520
         Microtouch Systems Inc.                              +                            2,274                  47,505
         Mitek Systems Inc.                                   +                            3,300                   1,856
         Mobius Management Systems Inc.                       +                            1,756                   3,731
         MTI Technology Corp.                                 +                            3,350                  13,191
         MTS Systems Corp.                                                                 4,285                  31,066
         Multex.com Inc.                                      +                            1,714                  22,710
         MyPoints.com Inc.                                    +                            4,492                   5,334
         National Information Consortium Inc.                 +                            4,900                   7,503
         National Instruments Corp.                           +                            3,009                 146,125
         Navidec Inc.                                         +                            4,300                  10,481
         NaviSite Inc.                                        +                            4,300                  10,078
         Net Perceptions Inc.                                 +                            3,000                   6,281
         NetCreations Inc.                                    +                            1,500                  10,266
         Netegrity Inc.                                       +                            1,980                 107,662


         NetIQ Corp.                                          +                            2,347                 205,069
         NetObjects Inc.                                      +                            3,900                   1,828
         NetScout Systems Inc.                                +                            1,400                  14,000
         Netsmart Technologies Inc.                           +                            2,200                   4,125
         NetSolve Inc.                                        +                            1,700                  12,962
         NetSpeak Corp.                                       +                            1,763                   2,755
         Network Peripherals Inc.                             +*                           1,653                  10,641
         Novadigm Inc.                                        +                            1,945                  12,278
         Nuance Communications Inc.                           +*                           2,029                  87,501
         NVIDIA Corp.                                         +*                           4,000                 131,063
         NYFIX Inc.                                           +                            1,983                  47,964
         Odetics Inc. "A"                                     +                            1,335                  11,347
         On2.com Inc.                                         +                            2,100                   1,218
         OneSource Information Services Inc.                  +                            1,400                  10,850
         ONI Systems Inc.                                     +                            8,000                 316,500
         Ontrack Data Intenational Inc.                       +                            1,500                  10,031
         ONYX Software Corp.                                  +                            2,900                  31,900
         Open Market Inc.                                     +                            5,566                   6,088
         Packeteer Inc.                                       +                            2,000                  24,750
         PC-Tel Inc.                                          +                            1,800                  19,350
         Pegasus Solutions Inc.                               +                            2,005                  13,910
         Performance Technologies Inc.                        +                            1,587                  21,623
         Perot Systems Corp. "A"                              +                            7,311                  67,170
         Phoenix Technologies Ltd.                            +                            1,569                  21,157
         Pilot Network Services Inc.                          +                            1,713                   1,392
         Portal Software Inc.                                 +                           10,600                  83,144
         Preview Systems Inc.                                 +                            4,013                  12,541
         PRI Automation Inc.                                  +                            1,792                  33,600
         Primus Knowledge Solutions Inc.                      +                            1,400                   9,100
         ProBusiness Services Inc.                            +                            1,516                  40,269
         Procom Technology Inc.                               +*                             999                  12,956
         Progress Software Corp.                              +                            1,928                  27,835
         Project Software & Development Inc.                  +                            1,738                  18,656
         Proxicom Inc.                                        +                            4,000                  16,500
         Puma Technology Inc.                                 +                            3,134                  13,026
         QAD Inc.                                             +                            2,989                   3,549
         QRS Corp.                                            +                            1,271                  16,285
         Quantum Corp. - Hard Disk Drive                      +                            4,496                  35,968
         Quantum DLT & Storage Group                          +                            9,760                 129,930
         Quest Software Inc.                                  +                            5,300                 148,731
         Quintus Corp.                                        +                            3,035                   9,010
         Quokka Sports Inc.                                   +*                           6,000                   3,375
         Radiant Systems Inc.                                 +                            1,338                  27,429
         Radview Software Ltd.                                +                            2,092                   5,230
         Rainbow Technologies Inc.                            +                            1,664                  26,312
         Ramp Networks Inc.                                   +*                           1,900                  10,866
         RAVISENT Technologies Inc.                           +                            1,500                   4,500
         Red Hat Inc.                                         +*                          10,000                  62,500
         Redback Networks Inc.                                +                            9,200                 377,200
         Retek Inc.                                           +                            3,355                  81,778
         RSA Security Inc.                                    +                            2,529                 133,721
         RWD Technologies Inc.                                +                            1,550                   4,747
         Safeguard Scientifics Inc.                           +                            7,939                  52,596
         Saga Systems Inc.                                    +                            2,453                  28,056
         Sagent Technology Inc.                               +                            2,400                   3,300
         Sanchez Computer Associates Inc.                     +*                           2,362                  19,486
         SanDisk Corp.                                        +                            4,278                 118,714
         Santa Cruz Operation Inc. (The)                      +                            2,667                   3,417
         Scient Corp.                                         +*                           4,600                  14,950
         Scientific Learning Corp.                            +                            3,800                  16,031
         SCM Microsystems Inc.                                +*                             788                  26,004
         ScreamingMedia Inc.                                  +                            3,770                  11,310
         Secure Computing Corp.                               +                            2,230                  22,021
         SEEC Inc.                                            +                            2,300                   5,606
         SEI Investment Co.                                                                3,594                 402,528
         SERENA Software Inc.                                 +                            2,600                  89,009
         Silicon Storage Technology Inc.                      +*                           5,787                  68,359


         SilverStream Software Inc.                           +                            1,700                  35,062
         SmartDisk Corp.                                      +                            1,900                   7,362
         SmartServ Online Inc.                                +                            2,000                  14,188
         Socket Communications Inc.                           +                            2,600                   8,612
         Sonic Foundry Inc.                                   +                            2,400                   3,150
         SONICblue Inc.                                       +                            5,029                  20,745
         SonicWALL Inc.                                       +                            3,600                  58,500
         SPEEDUS.COM Inc.                                     +                            3,600                   2,362
         SportsLine.com Inc.                                  +                            3,055                  16,230
         SPSS Inc.                                            +                            1,333                  29,409
         SS&C Technologies Inc.                               +                            4,739                  20,585
         StarBase Corp.                                       +                            3,706                   8,686
         StarMedia Network Inc.                               +*                           5,100                   9,642
         Storage Computer Corp.                               +*                           1,300                  10,153
         Storage Technology Corp.                             +                            7,166                  64,494
         StorageNetworks Inc.                                 +*                           1,516                  37,616
         Stratasys Inc.                                       +                            2,400                   6,300
         Stratos Lightwave Inc.                               +*                           3,700                  63,131
         SunGard Data Systems Inc.                            +                            8,404                 396,038
         Sunquest Information Systems Inc.                    +                            1,867                  16,686
         SVI Holdings Inc.                                    +                            3,111                   3,111
         Sykes Enterprises Inc.                               +                            2,159                   9,581
         Synopsys Inc.                                        +*                           4,588                 217,643
         Syntel Inc.                                          +                            3,108                  17,871
         Systems & Computer Technology Corp.                  +                            1,623                  19,983
         T/R Systems Inc.                                     +                            1,932                  12,316
         Take-Two Interactive Software Inc.                   +                            2,620                  30,130
         Tanning Technology Corp.                             +                            1,800                   6,637
         Technology Solutions Co.                             +                            3,925                   8,341
         Teknowledge Corp.                                    +                              700                   1,181
         Telescan Inc.                                        +                            1,795                   1,907
         TenFold Corp.                                        +                            2,000                   3,000
         THQ Inc.                                             +                            1,707                  41,608
         3Com Corp.                                           +                           22,888                 194,548
         3D Systems Corp.                                     +                            2,317                  28,094
         3DO Co. (The)                                        +                            3,656                   9,597
         Tidel Technologies Inc.                              +                            1,200                   6,900
         Tier Technologies Inc. "B"                           +                            2,784                  15,834
         Timberline Software Corp.                                                           461                   1,642
         TransAct Technologies Inc.                           +                            2,100                  11,025
         Transaction Systems Architects Inc. "A"              +                            1,848                  21,367
         Tricord Systems Inc.                                 +                            2,200                  18,287
         Tumbleweed Communications Corp.                      +*                           2,204                  37,709
         Turnstone Systems Inc.                               +*                           1,862                  13,849
         U.S. Interactive Inc.                                +                            2,100                     591
         Ultimate Software Group Inc.                         +                            2,485                   5,902
         USDATA Corp.                                         +                            3,300                   1,856
         VA Linux Systems Inc.                                +*                           3,372                  27,397
         VeriSign Inc.                                        +*                          12,253                 909,019
         Verity Inc.                                          +                            2,268                  54,574
         Versant Corp.                                        +                            3,800                   8,550
         Verso Technologies Inc.                              +                            2,283                   3,424
         Vertel Corp.                                         +                            2,100                   4,922
         Vialink Co. (The)                                    +                            2,188                   6,154
         Viant Corp.                                          +*                           3,000                  11,906
         Vitech America Inc.                                  +                              739                   2,910
         Vitria Technology Inc.                               +*                           8,200                  63,550
         Walker Interactive Systems                           +                            1,028                   1,381
         WatchGuard Technologies Inc.                         +                            1,300                  41,112
         Wave Systems Corp. "A"                               +                            3,069                  13,810
         Webb Interactive Services                            +*                           1,672                   2,821
         WebTrends Corp.                                      +                            1,800                  52,087
         Western Digital Corp.                                +                           10,771                  26,254
         Women.com Networks Inc.                              +                            4,800                   1,050
         Xircom Inc.                                          +                            1,729                  26,799
         Xpedior Inc.                                         +                            3,388                     953
         Xybernaut Corp.                                      +*                           5,065                   8,547


         Zamba Corp.                                          +                            2,800                   7,613
         ----------------------------------------------------------------------------------------------------------------
                                                                                                              18,005,606
         ----------------------------------------------------------------------------------------------------------------

         COSMETICS / PERSONAL CARE--0.24%
         ----------------------------------------------------------------------------------------------------------------
         Carter-Wallace Inc.                                                               2,625                  87,609
         Estee Lauder Companies Inc. "A"                      *                            8,278                 362,680
         Guest Supply Inc.                                    +                            1,582                  26,696
         Paragon Trade Brands Inc.                            +                                1                      12
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 476,997
         ----------------------------------------------------------------------------------------------------------------

         DISTRIBUTION / WHOLESALE--0.36%
         ----------------------------------------------------------------------------------------------------------------
         Advanced Marketing Services Inc.                                                    966                  16,784
         Aviation Sales Co.                                   +*                           2,158                   5,395
         Bell Microproducts Inc.                              +                            1,092                  17,335
         Brightpoint Inc.                                     +                            5,443                  19,050
         CellStar Corp.                                       +                            2,938                   4,223
         Daisytek International Corp.                         +                            2,166                  14,891
         Fastenal Co.                                         *                            2,497                 137,023
         First Aviation Services Inc.                         +                            2,400                  10,200
         Handleman Co.                                        +                            3,314                  24,855
         Hughes Supply Inc.                                                                1,672                  29,996
         Ingram Micro Inc. "A"                                +                            4,664                  52,470
         Keystone Automotive Industries Inc.                  +                            3,486                  24,402
         NuCo2 Inc.                                           +*                           2,522                  19,545
         Owens & Minor Inc.                                                                2,557                  45,387
         Questron Technology Inc.                             +                            3,200                   9,600
         Richton International Corp.                          +                              800                  16,500
         SCP Pool Corp.                                       +                            1,844                  55,420
         Tech Data Corp.                                      +                            3,574                  96,666
         United Stationers Inc.                               +                            2,546                  61,104
         Watsco Inc.                                                                       3,306                  38,085
         WESCO International Inc.                             +                            3,100                  22,475
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 721,406
         ----------------------------------------------------------------------------------------------------------------

         DIVERSIFIED FINANCIAL SERVICES--2.57%
         ----------------------------------------------------------------------------------------------------------------
         Advanta Corp. "A"                                    *                            2,893                  25,495
         Advest Group Inc.                                                                   898                  31,935
         Affiliated Managers Group Inc.                       +                            1,584                  86,922
         Alleghany Corp.                                      +                              435                  89,392
         Allied Capital Corp.                                                              4,839                 101,014
         American Capital Strategies Ltd.                                                  1,807                  45,514
         AmeriCredit Corp.                                    +                            4,603                 125,432
         Ameritrade Holding Corp. "A"                         +*                          11,359                  79,513
         Ampal-American Israel Corp. "A"                      +                            2,783                  16,872
         BlackRock Inc.                                       +                            1,000                  42,000
         Boron, LePore & Associates Inc.                      +                            2,366                  24,843
         Capitol Federal Financial                                                         5,200                  87,100
         CompuCredit Corp.                                    +*                           2,500                  45,312
         Dain Rauscher Corp.                                                                 756                  71,584
         Digital Insight Corp.                                +                            1,689                  30,508
         Doral Financial Corp.                                                             4,208                 101,781
         DVI Inc.                                             +                            1,919                  32,743
         E*trade Group Inc.                                   +                           19,208                 141,659
         Eaton Vance Corp.                                                                 3,616                 116,616
         Edwards (A.G.) Inc.                                                               5,612                 266,219
         E-LOAN Inc.                                          +                            4,300                   2,150
         Equitex Inc.                                         +*                           4,839                  23,288
         Factual Data Corp.                                   +*                             900                   4,781
         Federated Investors Inc. "B"                                                      8,190                 238,534
         Financial Federal Corp.                              +                            1,665                  39,752
         Finova Group Inc.                                                                 5,393                   5,056
         Forrester Research Inc.                              +                            1,166                  58,373
         Friedman Billings Ramsey Group Inc. "A"              +                            2,455                  16,111
         Gabelli Asset Management Inc. "A"                    +                            1,100                  36,506
         GlobalNet Financial.com Inc.                         +                            3,500                   5,250
         Goldman Sachs Group Inc. (The)                                                    8,338                 891,645
         Greg Manning Auctions Inc.                           +                            1,400                   2,887


         Heller Financial Inc. "A"                                                         2,908                  89,239
         HPSC Inc.                                            +                            2,200                  13,200
         Investment Technology Group Inc.                     +                            2,254                  94,104
         Jeffries Group Inc.                                                               1,440                  45,000
         John Nuveen Co. "A"                                                               1,702                  97,865
         Kent Financial Services Inc.                         +                            1,000                   3,875
         Kirlin Holding Corp.                                 +                            4,000                   3,312
         Knight Trading Group Inc.                            +                            8,090                 112,754
         Labranche & Co. Inc.                                 +                            2,600                  79,462
         Legg Mason Inc.                                                                   3,797                 206,936
         M.H. Meyerson & Co. Inc.                             +                            3,900                   9,750
         Matrix Bancorp Inc.                                  +                            1,947                  13,872
         Memberworks Inc.                                     +                              898                  19,082
         Metris Companies Inc.                                                             3,983                 104,803
         Morgan Keegan Inc.                                                                2,844                  75,366
         National Processing Inc.                             +                            4,765                  81,005
         NCO Group Inc.                                       +                            1,960                  59,535
         Neuberger Berman Inc.                                *                            2,900                 235,081
         NextCard Inc.                                        +                            3,900                  31,200
         Online Resources & Communications Corp.              +                            1,400                   2,800
         onlinetradingInc.com                                 +                              900                   3,150
         Phoenix Investment Partners Ltd.                                                  3,408                  53,463
         Professional Detailing Inc.                          +                              878                  92,862
         Raymond James Financial Inc.                                                      3,766                 131,339
         Resource America Inc. "A"                                                         2,574                  29,597
         Resource Bancshares Mortgage Group Inc.                                           4,853                  34,274
         S1 Corp.                                             +                            3,203                  16,816
         Siebert Financial Corp.                                                           2,939                  12,123
         SierraCities.com Inc.                                +                            1,924                   4,810
         SoftNet Systems Inc.                                 +                            3,518                   6,376
         Source Capital Corp.                                                                500                   2,094
         Southwest Securities Group Inc.                      *                            1,456                  37,674
         Startek Inc.                                         +                              789                  12,131
         Stockwalk.com Group Inc.                             +                              921                   1,957
         Student Loan Corp.                                                                1,094                  59,555
         TD Waterhouse Group Inc.                             +                            2,400                  31,800
         Tucker Anthony Sutro Corporation                                                  1,599                  39,275
         Wackenhut Corp. "A"                                  +*                           1,667                  22,504
         Waddell & Reed Financial Inc. "A"                                                 5,255                 197,719
         WFS Financial Inc.                                   +                            2,248                  41,588
         Wit Soundview Group Inc.                             +                            4,800                  17,250
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               5,113,385
         ----------------------------------------------------------------------------------------------------------------

         ELECTRIC--2.32%
         ----------------------------------------------------------------------------------------------------------------
         ALLETE                                                                            4,226                 104,858
         Alliant Energy Corp.                                                              4,851                 154,626
         Avista Corp.                                                                      3,199                  65,579
         Black Hills Corp.                                                                 1,765                  78,984
         CH Energy Group Inc.                                                              1,056                  47,256
         Cleco Corp.                                                                       1,106                  60,553
         Conectiv Inc.                                                                     5,404                 108,418
         DPL Inc.                                                                          8,804                 292,183
         DQE Inc.                                                                          3,978                 130,279
         El Paso Electric Co.                                 +                            3,496                  46,147
         Empire District Electric Co. (The)                                                1,961                  51,599
         Energy East Corp.                                                                 8,042                 158,327
         Green Mountain Power Corp.                                                        2,136                  26,700
         Hawaiian Electric Industries Inc.                                                 1,934                  71,921
         IDACorp Inc.                                                                      1,982                  97,242
         IPALCO Enterprises Inc.                                                           4,742                 114,697
         Kansas City Power & Light Co.                                                     3,569                  97,924
         Madison Gas & Electric Co.                                                        5,619                 127,130
         MDU Resources Group Inc.                                                          3,172                 103,090
         Montana Power Co.                                                                 6,324                 131,223
         Northeast Utilities                                                              10,402                 252,249
         NorthWestern Corp.                                                                1,628                  37,648
         NSTAR                                                                             4,022                 172,443


         OGE Energy Corp.                                                                  4,313                 105,399
         Orion Power Holdings Inc.                            +                            5,496                 135,339
         Otter Tail Power Co.                                                              1,960                  54,390
         Plug Power Inc.                                      +*                           2,500                  36,719
         Potomac Electric Power Co.                                                        7,803                 192,812
         Public Service Company of New Mexico                                              2,469                  66,200
         Puget Sound Energy Corp.                                                          6,183                 171,965
         RGS Energy Group Inc.                                                             1,797                  58,290
         SCANA Corp.                                                                       6,992                 206,701
         Sierra Pacific Resources Corp.                                                    5,187                  83,316
         TECO Energy Inc.                                                                  7,901                 255,795
         TNPC Inc.                                            +                            8,155                  80,021
         UIL Holdings Corporation                                                            841                  41,840
         UniSource Energy Corp.                                                            4,342                  81,684
         Utilicorp United Inc.                                *                            6,035                 187,085
         Western Resources Inc.                               *                            4,046                 100,391
         Wisconsin Energy Corp.                                                            7,957                 179,530
         WPS Resources Corp.                                                               1,687                  62,103
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               4,630,656
         ----------------------------------------------------------------------------------------------------------------

         ELECTRICAL COMPONENTS & EQUIPMENT--0.20%
         ----------------------------------------------------------------------------------------------------------------
         Active Power Inc.                                    +*                           2,186                  47,955
         Advanced Energy Industries Inc.                      +                            1,893                  42,592
         Capstone Turbine Corp.                               +*                           4,900                 137,200
         Hubbell Inc. "B"                                                                  3,242                  85,913
         Proton Energy Systems Inc.                           +                            1,600                  16,800
         Superconductor Technologies Inc.                     +*                           1,400                   5,075
         UCAR International Inc.                              +                            2,812                  27,417
         Wilson Greatbatch Technologies Inc.                  +                            1,300                  36,725
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 399,677
         ----------------------------------------------------------------------------------------------------------------

         ELECTRONICS--3.85%
         ----------------------------------------------------------------------------------------------------------------
         Act Manufacturing Inc.                               +*                           1,034                  16,285
         Actel Corp.                                          +                            2,037                  49,270
         ADE Corp.                                            +                            1,586                  27,953
         Aeroflex Inc.                                        +                            3,466                  99,918
         Allen Organ Co. "B"                                                                 171                   9,063
         Alpha Industries Inc.                                +                            2,614                  96,718
         Alpha Technologies Group Inc.                        +                            2,400                  21,300
         Alpine Group (The) Inc.                              +                            1,396                   3,054
         American Superconductor Corp.                        +                            1,366                  39,016
         AMETEK Inc.                                                                       1,734                  44,976
         Amphenol Corp. "A"                                   +                            2,798                 109,647
         Analogic Corp.                                                                      966                  43,047
         Andrea Electronics Corp.                             +                            2,596                   5,452
         APW Ltd.                                             +                            2,228                  75,195
         Arrow Electronics Inc.                               +                            5,978                 171,120
         Artesyn Technologies Inc.                            +                            2,290                  36,354
         Artisan Components Inc.                              +                            1,798                  13,373
         ATMI, Inc.                                           +                            1,590                  31,005
         Ault Inc.                                            +                            2,400                  16,800
         Avnet Inc.                                                                        5,976                 128,484
         AVX Corp.                                                                        11,542                 189,000
         Barnes Group Inc.                                                                 1,790                  35,576
         Bel Fuse Inc. "A"                                    +                            1,091                  36,548
         Belden Inc.                                                                       1,088                  27,608
         Benchmark Electronics Inc.                           +                            1,419                  32,016
         Blonder Tongue Laboratories Inc.                     +                            4,570                  14,281
         BOLDER Technologies Corp.                            +                            4,029                   4,281
         Brady Corp. "A"                                                                   1,407                  47,574
         C&D Technologies Inc.                                                             1,414                  61,067
         Cable Design Technologies Corp.                      +                            2,643                  44,435
         California Amplifier Inc.                            +                            1,100                  10,175
         Caliper Technologies Corp.                           +*                           1,734                  81,498
         Catalyst Semiconductor Inc.                          +                            1,800                   6,975
         Checkpoint Systems Inc.                              +                            3,397                  25,265
         Chromatics Color Sciences                            +                            6,668                   2,709


         Coherent Inc.                                        +                            1,860                  60,450
         Concord Camera Corp.                                 +                            1,602                  26,433
         CP Clare Corp.                                       +                            3,500                  13,125
         CTS Corp.                                                                         2,016                  73,458
         Cubic Corp.                                                                       1,328                  34,113
         Cymer Inc.                                           +                            1,613                  41,510
         Daktronics Inc.                                      +                            2,600                  30,875
         Dallas Semiconductor Corp.                                                        4,324                 110,802
         DDi Corp.                                            +                            2,360                  64,310
         Detection Systems Inc.                               +                            1,983                  35,322
         Dionex Corp.                                         +                            1,193                  41,158
         DuPont Photomasks Inc.                               +*                           1,384                  73,136
         EDO Corp.                                                                         4,496                  33,158
         Electric Fuel Corp.                                  +                            1,539                   7,214
         Electro Scientific Industries Inc.                   +                            1,418                  39,704
         Energy Conversion Devices Inc.                       +                            1,263                  25,576
         Engineering Measurements Co.                         +                            2,400                  16,800
         EntreMed Inc.                                        +*                           1,378                  23,770
         ESS Technology Inc.                                  +                            3,518                  18,030
         Evans & Sutherland Computer Corp.                    +                            3,765                  29,179
         Evergreen Solar Inc.                                 +                              388                   2,619
         Exar Corp.                                           +                            2,728                  84,525
         Excel Technology Inc.                                +                            1,006                  20,073
         Fairchild Semiconductor Corp. "A"                    +                            4,800                  69,300
         FEI Co.                                              +                            1,469                  33,420
         Fisher Scientific International Inc.                 +                            2,691                  99,231
         Frequency Electronics Inc.                                                        1,643                  27,931
         FSI International Inc.                               +                            2,428                  20,334
         FuelCell Energy Inc.                                 +                            1,000                  68,562
         General Cable Corp.                                                               3,747                  16,627
         Genrad Inc.                                          +*                           3,397                  33,970
         Gentex Corp.                                         +                            4,918                  91,598
         Genus Inc.                                           +                            1,400                   2,231
         GlobeSpan Inc.                                       +                            4,500                 123,750
         HEI Inc.                                             +                            2,100                  21,000
         Helix Technology Corp.                                                            1,597                  37,804
         HI/FN Inc.                                           +                              639                  17,572
         Hutchinson Technology Inc.                           +                            2,299                  31,611
         Ibis Technology Corp.                                +                              705                  13,571
         IFR Systems Inc.                                     +                            1,900                   5,462
         II-VI Inc.                                           +                            1,212                  18,407
         Illinois Superconductor Corp.                        +                            4,000                   5,625
         ImageX.com Inc.                                      +                            2,100                   2,166
         Innovex Inc.                                         +                            2,144                  14,472
         Interlink Electronics Inc.                           +                            1,050                  13,322
         inTEST Corp.                                         +                            1,900                  12,112
         Invision Technologies Inc.                           +                            1,939                   2,787
         Jabil Circuit Inc.                                   +                           11,778                 298,867
         JMAR Technologies Inc.                               +                            2,400                   7,800
         JNI Corp.                                            +                            1,500                  34,031
         JPM Company (The)                                    +                            3,660                   2,516
         KEMET Corp.                                          +                            5,608                  84,821
         Kent Electronics Corp.                               +                            1,550                  25,575
         Lifeline Systems Inc.                                +                            1,214                  15,327
         Littelfuse Inc.                                      +                            1,208                  34,579
         Lowrance Electronics Inc.                            +                            1,700                   5,312
         Mackie Designs Inc.                                  +                            2,661                  13,970
         Mattson Technology Inc.                              +                            1,653                  17,047
         Maxwell Technologies Inc.                            +                            1,412                  21,092
         Meade Instruments Corp.                              +                            1,580                  10,369
         Mechanical Technology Inc.                           +                            1,914                   6,699
         MedicaLogic/Medscape Inc.                            +                            5,227                  12,087
         Mercury Computer Systems Inc.                        +                            1,444                  67,056
         Merix Corp.                                          +                              750                  10,031
         Mesa Laboratories Inc.                               +                            2,400                  14,400
         Methode Electronics Inc. "A"                                                      2,190                  50,233
         Micrel Inc.                                          +                            5,368                 180,834


         Micro Linear Corp.                                   +                              810                   3,240
         Microchip Technology Inc.                            +                            7,267                 159,420
         Microsemi Corp.                                      +                            1,017                  28,285
         MIPS Technologies Inc. "A"                           +*                           2,467                  65,838
         MKS Instruments Inc.                                 +*                           1,300                  20,150
         Molecular Devices Corp.                              +                              818                  55,982
         Nanometrics Inc.                                     +                              888                  12,265
         NETsilicon Inc.                                      +                            1,600                   5,950
         Nu Horizons Electronics Corp.                        +                            1,215                  10,859
         Oak Technology Inc.                                  +                            2,900                  25,194
         OPTi Inc.                                            +                            2,083                  10,155
         OSI Systems Inc.                                     +                            2,434                  14,908
         OYO Geospace Corp.                                   +                            1,100                  24,750
         PCD Inc.                                             +                            1,910                  11,579
         Photon Dynamics Inc.                                 +                              800                  18,000
         Photronics Inc.                                      +                            2,447                  57,352
         Pioneer-Standard Electronics Inc.                    *                            2,671                  29,381
         Plexus Corp.                                         +*                           2,560                  77,800
         PLX Technology Inc.                                  +                            2,100                  17,456
         Power Integrations Inc.                              +                            2,412                  27,738
         QuickLogic Corp.                                     +                            2,100                  14,569
         Ramtron International Corp.                          +                            1,740                   7,612
         Rayovac Corp.                                        +                            3,429                  48,649
         Recoton Corp.                                        +                            2,431                  18,536
         REMEC Inc.                                           +                            2,601                  25,035
         Reptron Electronics Inc.                             +                            1,400                   8,662
         Research Frontiers Inc.                              +                            1,504                  26,320
         Robinson Nugent Inc.                                 +                            1,400                  32,112
         Robotic Vision Systems Inc.                          +                            2,513                   6,911
         Rogers Corp.                                         +                              962                  39,502
         Rudolph Technologies Inc.                            +                            1,617                  48,813
         Sawtek Inc.                                          +                            2,966                 136,992
         SBS Technologies Inc.                                +                            1,230                  36,823
         SCI Systems Inc.                                     +                            9,274                 244,602
         Semtech Corp.                                        +                            4,436                  97,869
         Sensar Corp.                                         +*                           2,000                     875
         Sensormatic Electronics Corp.                        +*                           6,051                 121,398
         Sheldahl Inc.                                        +                            2,484                   4,968
         Signal Technology Corp.                              +                            1,100                  11,000
         Silicon Image Inc.                                   +                            3,000                  16,312
         Silicon Valley Group Inc.                            +                            2,668                  76,705
         Siliconix Inc.                                       +                            1,701                  38,272
         SIPEX Corp.                                          +                            2,060                  49,311
         SLI Inc.                                                                          2,799                  18,019
         Spectra-Physics Lasers Inc.                          +                            1,196                  30,199
         Spectrum Control Inc.                                +                            2,390                  24,049
         Spire Corp.                                          +                            5,000                  20,312
         Supertex Inc.                                        +                            1,142                  22,572
         Surge Components Inc.                                +                            1,900                   3,562
         Tech/Ops Sevcon Inc.                                                              1,439                  12,951
         Technitrol Inc.                                                                   1,846                  75,917
         Telcom Semiconductor Inc.                            +                            1,447                  16,460
         Therma-Wave Inc.                                     +                            1,515                  21,210
         Three-Five Systems, Inc.                             +                            1,445                  26,010
         Trimble Navigation Ltd.                              +                            1,915                  45,960
         Triumph Group Inc.                                   +                              615                  25,215
         Tvia Inc.                                            +                            2,220                   8,741
         Ultrak Inc.                                          +                              542                   2,473
         Universal Display Corp.                              +                            1,200                   8,625
         Universal Electronics Inc.                           +                            1,278                  19,729
         Valence Technology Inc.                              +*                           3,746                  34,885
         Varian Inc.                                          +                            2,430                  82,316
         Viasystems Group Inc.                                +                            9,029                  75,054
         Vicor Corp.                                          +                            2,475                  75,178
         Virata Corp.                                         +*                           3,600                  39,150
         Vishay Intertechnology Inc.                          +                            8,624                 130,438
         Waters Corp.                                         +                            7,988                 666,998


         Watts Industries Inc. "A"                                                         2,401                  33,314
         Woodhead Industries Inc.                                                          1,806                  35,443
         X-Rite Inc.                                                                       3,781                  29,539
         Zoran Corp.                                          +*                             972                  15,066
         Zygo Corp.                                           +                              911                  25,764
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               7,671,188
         ----------------------------------------------------------------------------------------------------------------

         ENERGY & RELATED--0.45%
         ----------------------------------------------------------------------------------------------------------------
         H Power Corp.                                        +*                           3,940                  30,289
         Millennium Cell Inc.                                 +*                           1,400                  14,350
         Santa Fe International Corp.                                                      7,534                 241,559
         Southern Energy Inc.                                 +                           20,430                 578,424
         Syntroleum Corp.                                     +                            2,492                  42,364
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 906,986
         ----------------------------------------------------------------------------------------------------------------

         ENGINEERING & CONSTRUCTION--0.09%
         ----------------------------------------------------------------------------------------------------------------
         Foster Wheeler Corp.                                                              3,900                  20,475
         Granite Construction Inc.                                                         1,836                  53,129
         Jacobs Engineering Group Inc.                        +                            1,643                  75,886
         Washington Group International Inc.                  +                            3,789                  31,022
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 180,512
         ----------------------------------------------------------------------------------------------------------------

         ENTERTAINMENT--0.97%
         ----------------------------------------------------------------------------------------------------------------
         AMC Entertainment Inc.                               +                            3,050                  12,200
         Anchor Gaming                                        +                            1,478                  57,642
         Argosy Gaming Co.                                    +                            2,403                  46,108
         barnesandnoble.com Inc.                              +                            2,900                   3,806
         Championship Auto Racing Teams Inc.                  +                            1,178                  24,738
         Cheap Tickets Inc.                                   +                            2,400                  23,400
         Churchill Downs Inc.                                                              1,277                  38,071
         Dover Downs Entertainment Inc.                                                    3,290                  36,807
         Expedia Inc. "A"                                     +                            6,600                  63,112
         Fairfield Communities Inc.                           +                            3,954                  55,603
         Gaylord Entertainment Co. "A"                        +                            1,767                  36,886
         GC Companies Inc.                                    +                              584                   1,168
         Global Sports Inc.                                   +*                           2,939                  16,256
         GTECH Holdings Corp.                                 +                            1,846                  37,958
         Hollywood Entertainment Corp.                        +                            3,393                   3,605
         Image Entertainment Inc.                             +                              599                   1,947
         International Game Technology Inc.                   +                            5,021                 241,008
         International Speedway Corp. "A"                                                  4,038                 153,444
         Isle of Capris Casinos Inc.                          +                            1,700                  18,062
         Macrovision Corp.                                    +                            3,560                 263,496
         Martha Stewart Living Inc. "A"                       +*                             700                  14,044
         Metro-Goldwyn-Mayer Inc.                             +*                          15,240                 248,602
         Penn National Gaming Inc.                            +                            2,343                  23,869
         Pinnacle Entertainment Inc.                          +                            1,651                  22,288
         Six Flags Inc.                                       +                            4,874                  83,772
         Speedway Motorsports Inc.                            +                            3,556                  85,344
         Steinway Musical Instruments Inc.                    +                            1,325                  23,767
         Thousand Trails Inc.                                 +                              600                   3,000
         Ticketmaster Online-CitySearch Inc. "B"              +                            2,913                  24,396
         Trendwest Resorts Inc.                               +*                           1,167                  31,509
         Vail Resorts Inc.                                    +                            2,910                  68,203
         Westwood One Inc.                                    +                            7,086                 136,848
         World Wrestling Federation Entertainment Inc.        +                            1,900                  30,400
         Zomax Inc.                                           +                            2,356                  10,749
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,942,108
         ----------------------------------------------------------------------------------------------------------------

         ENVIRONMENTAL CONTROL--0.27%
         ----------------------------------------------------------------------------------------------------------------
         Cataytica Energy Systems Inc.                        +                            1,706                  29,425
         GTS Duratek Inc.                                     +                            2,430                  15,187
         IMCO Recycling Inc.                                                               5,713                  30,350
         Ionics Inc.                                          +                            1,620                  45,968
         IT Group Inc.                                        +                            2,512                  12,560
         Layne Christensen Co.                                +                            6,420                  20,965
         Mine Safety Appliances Co.                                                          963                  24,195


         MPM Technologies Inc.                                +                            1,900                   9,619
         Republic Services Inc. "A"                           +                           11,167                 191,933
         Stericycle Inc.                                      +                            1,400                  53,375
         Tetra Tech Inc.                                      +                            2,197                  70,029
         U S Liquids Inc.                                     +                            5,654                  12,368
         Waste Industries Inc.                                +                            2,593                  15,558
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 531,532
         ----------------------------------------------------------------------------------------------------------------

         FOOD--1.62%
         ----------------------------------------------------------------------------------------------------------------
         American Italian Pasta Co. "A"                       +                            1,509                  40,460
         Andersons Inc.                                                                    2,101                  18,121
         Applebee's International Inc.                                                     1,743                  54,796
         Arden Group Inc. "A"                                 +                              320                  13,560
         Bridgeford Food Corp.                                                             1,119                  13,987
         CEC Entertainment Inc.                               +                            1,609                  54,907
         Champps Entertainment Inc.                           +                            1,419                   9,756
         Chart House Enterprises Inc.                         +                              526                   2,137
         Cheesecake Factory (The)                             +                            2,383                  91,448
         Consolidated Products Inc.                           +                            2,389                  16,424
         Corn Products International Inc.                                                  2,303                  66,931
         Dean Foods Co.                                                                    2,260                  69,354
         Del Monte Foods Co.                                  +                            3,796                  27,521
         Delhaize America Inc. "A"                                                         9,767                 172,754
         Dole Food Co.                                                                     2,850                  46,669
         Dreyer's Grand Ice Cream Inc.                                                     2,121                  68,402
         Earthgrains Company (The)                                                         2,723                  50,375
         Fleming Companies Inc.                                                            2,411                  28,480
         Flowers Industries Inc.                                                           5,766                  90,814
         Fresh Del Monte Produce Inc.                         +                            2,629                  11,666
         Gardenburger Inc.                                    +                            3,019                   1,509
         Green Mountain Coffee Inc.                           +                              500                  25,000
         Hain Celestial Group Inc.                            +                            1,889                  61,392
         Hormel Foods Corp.                                                                8,986                 167,364
         IBP Inc.                                                                          7,053                 188,668
         ICH Corporation                                      +                            1,000                   4,750
         IHOP Corp.                                           +                            1,582                  34,310
         Interstate Bakeries Corp.                                                         2,520                  35,437
         Jack in the Box Inc.                                 +                            2,251                  66,264
         Keebler Foods Co.                                                                 5,461                 226,290
         Lance Inc.                                                                        2,741                  34,691
         M&F Worldwide Corp.                                  +                            1,561                   6,049
         McCormick & Co. Inc.                                                              4,552                 164,156
         Michael Foods Inc.                                                                1,348                  40,608
         Morrison Management Specialist Inc.                                                 929                  32,431
         Northland Cranberries "A"                                                         2,127                   1,462
         O'Charleys Inc.                                      +                            1,668                  29,711
         P.F. Chang's China Bistro Inc.                       +                            1,253                  39,391
         Papa John's International Inc.                       +*                           1,821                  40,517
         Performance Food Group Co.                           +                              862                  44,191
         Ralcorp Holdings Inc.                                +                            2,028                  33,209
         Rare Hospitality International Inc.                  +                            1,567                  34,964
         Riviana Foods Inc.                                                                  667                  13,090
         Ruddick Corp.                                                                     2,487                  28,445
         Schlotzsky's Inc.                                    +                              972                   2,430
         Schultz Sav O Stores Inc.                                                         1,642                  17,652
         Seaboard Corp.                                                                      166                  25,896
         Sensient Technologies Corp.                                                       2,590                  58,922
         Smithfield Foods Inc.                                +                            3,479                 105,762
         Sonic Corp.                                          +                            1,826                  42,569
         Suiza Foods Corp.                                    +                            1,866                  89,568
         Tejon Ranch Co.                                      +                            1,368                  26,320
         Tejon Ranch Co. - Rts                                +                            1,368                      43
         Tootsie Roll Industries Inc.                                                      1,746                  80,425
         Tyson Foods Inc. "A"                                                             14,742                 187,960
         United Heritage Corp.                                +                            6,360                   7,552
         United Natural Foods Inc.                            +                            1,913                  33,717
         Weis Markets Inc.                                                                 3,068                 117,543


         Whole Foods Market Inc.                              +*                           1,579                  96,516
         Wild Oats Markets Inc.                               +                            1,876                   7,973
         WLR Foods Inc.                                       +                            1,405                  19,758
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               3,223,067
         ----------------------------------------------------------------------------------------------------------------

         FOREST PRODUCTS & PAPER--0.27%
         ----------------------------------------------------------------------------------------------------------------
         Bowater Inc.                                                                      3,015                 169,971
         Buckeye Technologies Inc.                            +                            1,702                  23,934
         Caraustar Industries Inc.                                                         3,220                  30,188
         Chesapeake Corp.                                                                    959                  19,719
         Fibermark Inc.                                       +                            1,686                  13,172
         Georgia-Pacific (Timber Group)                                                    5,707                 170,853
         Glatfelter (P.H.) Co.                                                             3,481                  43,338
         Pope & Talbot Inc.                                                                1,397                  23,487
         Wausau-Mosinee Paper Corp.                                                        3,433                  34,759
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 529,421
         ----------------------------------------------------------------------------------------------------------------

         GAS--0.19%
         ----------------------------------------------------------------------------------------------------------------
         AGL Resources Inc.                                                                2,957                  65,239
         MCN Energy Group Inc.                                                             5,644                 156,268
         Vectren Corporation                                                               3,387                  86,792
         WGL Holdings Inc.                                                                 2,044                  62,214
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 370,513
         ----------------------------------------------------------------------------------------------------------------

         HAND / MACHINE TOOLS--0.22%
         ----------------------------------------------------------------------------------------------------------------
         Axsys Technologies Inc.                              +                              679                  18,503
         Baldor Electric Co.                                                               1,856                  39,208
         Franklin Electric Co. Inc.                                                          450                  30,825
         Jore Corporation                                     +                            1,000                   4,625
         Kennametal Inc.                                                                   2,336                  68,036
         Powell Industries Inc.                               +                            2,091                  26,660
         Regal-Beloit Corp.                                                                1,935                  33,011
         SPX Corp.                                            +                            2,068                 223,732
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 444,600
         ----------------------------------------------------------------------------------------------------------------

         HEALTH CARE--4.63%
         ----------------------------------------------------------------------------------------------------------------
         Abiomed Inc.                                         +*                           1,772                  42,971
         Accredo Health Inc.                                  +                              750                  37,641
         Advanced Neuromodulation Systems Inc.                +                            1,042                  21,231
         Advanced Tissue Sciences Inc.                        +*                           3,800                  11,519
         Albany Molecular Research Inc.                       +                            2,100                 129,412
         American Medical Systems Holdings Inc.               +                            1,600                  25,400
         AmeriPath Inc.                                       +                            1,673                  41,825
         Apria Healthcare Group Inc.                          +                            3,016                  89,726
         Aradigm Corp.                                        +                            2,248                  32,877
         Argonaut Technologies Inc.                           +                            1,570                  13,345
         Arrow International Inc.                                                          1,139                  42,908
         Arthocare Corp.                                      +*                           1,260                  24,570
         AVAX Technologies Inc.                               +                            2,900                  10,875
         Avigen Inc.                                          +*                           1,500                  31,125
         Bacou USA Inc.                                       +                            1,487                  38,662
         Beckman Coulter Inc.                                                              4,358                 182,764
         BioMarin Pharmaceutical Inc.                         +                            1,800                  17,437
         Bio-Rad Laboratories Inc. "A"                        +                            1,458                  46,364
         Bioreliance Corp.                                    +                            2,049                  27,149
         Biosite Diagnostics Inc.                             +                              977                  39,507
         BioSource International Inc.                         +                            1,400                  21,437
         Block Drug Co. "A"                                                                1,652                  87,040
         BriteSmile Inc.                                      +                            6,500                  18,281
         Bruker Daltonics Inc.                                +                            3,335                  78,581
         CardioDynamics International Corp.                   +                            2,800                   9,625
         Cerner Corp.                                         +                            1,867                  86,349
         Cerus Corp.                                          +                            1,547                 116,412
         ChromaVision Medical Systems Inc.                    +                            2,036                   5,344
         Closure Medical Corp.                                +                            1,294                  46,584
         Colorado Medtech Inc.                                +                            1,974                   6,292
         Community Health Systems Inc.                        +                            5,000                 175,000


         Computer Motion Inc.                                 +                            1,959                   9,060
         Conmed Corp.                                         +                            1,677                  28,719
         Cooper Companies Inc.                                                             1,467                  58,497
         Core Inc.                                            +                            2,850                   9,975
         Covance Inc.                                         +                            3,305                  35,529
         Coventry Health Care Inc.                            +                            4,832                 128,954
         Curative Health Services Inc.                        +                              470                   2,614
         Cyberonics Inc.                                      +                            1,143                  26,575
         Cygnus Inc.                                          +*                           2,359                  11,500
         Cytyc Corp.                                          +                            2,486                 155,530
         Datascope Corp.                                                                     978                  33,496
         DaVita Inc.                                          +                            4,621                  79,135
         Diagnostic Products Corp.                                                         1,017                  55,554
         Diametrics Medical Inc.                              +                            3,462                  20,556
         Dynacq International Inc.                            +                            2,100                  21,394
         Eclipse Surgical Technologies Inc.                   +                            2,404                   2,028
         Edwards Lifesciences Corp.                           +                            3,700                  65,675
         Enzo Biochem Inc.                                    +                            1,518                  37,760
         Enzon Inc.                                           +                            2,684                 166,576
         Epimmune Inc.                                        +*                           2,000                   5,250
         Express Scripts Inc. "A"                             +                            2,504                 256,034
         Haemonetics Corp.                                    +                            1,692                  52,241
         Health Management Associates Inc. "A"                +                           15,437                 320,318
         Health Net Inc.                                      +                            7,267                 190,305
         Healthcentral.com                                    +                            3,238                     506
         Healthtronics Inc.                                   +                            1,400                   9,406
         Hillenbrand Industries Inc.                                                       3,895                 200,592
         Hologic Inc.                                         +                            2,693                  14,307
         Hooper Holmes Inc.                                                                3,918                  43,333
         Human Genome Sciences Inc.                           +*                           7,612                 527,607
         IDEXX Laboratories Inc.                              +                            2,329                  51,238
         IGEN International Inc.                              +*                           1,785                  21,978
         I-many Inc.                                          +                            1,903                  23,669
         Impath Inc.                                          +                            1,324                  88,046
         INAMED Corp.                                         +                            1,100                  22,481
         InSight Health Services Corp.                        +                            1,500                  12,375
         Integra Lifesciences Holding                         +                            3,300                  44,962
         Interpore International                              +                            2,927                  11,525
         Invacare Corp.                                                                    2,037                  69,767
         Inverness Medical Technology Inc.                    +                            2,500                  97,344
         Invitrogen Corp.                                     +                            2,892                 249,797
         Isolyser Co. Inc.                                    +                            2,500                   2,500
         I-Stat Corp.                                         +                            1,362                  36,008
         Kensey Nash Corp.                                    +                            1,733                  17,547
         Keravision Inc.                                      +                            1,670                     574
         Laboratory Corp. of America Holdings                 +                            2,040                 359,040
         Lasersight Inc.                                      +                            1,588                   1,985
         LifeCell Corp.                                       +                              600                     956
         Lifemark Corp.                                       +                            2,000                  23,000
         LifePoint Hospitals Inc.                             +                            2,000                 100,250
         Lincare Holdings Inc.                                +                            2,804                 160,003
         Luminex Corp.                                        +*                           2,140                  55,774
         Matria Healthcare Inc.                               +                              860                   8,278
         Med-Design Corp. (The)                               +                            1,400                  22,225
         Medwave Inc.                                         +                            1,841                  13,117
         Mentor Corp.                                         *                            1,484                  28,938
         Merit Medical Systems Inc.                           +                            1,100                   6,187
         Micro Therapeutics Inc.                              +                            1,700                   7,969
         Microvision Inc.                                     +*                             972                  17,010
         Mid Atlantic Medical Services Inc.                   +                            3,220                  63,796
         Minimed Inc.                                         +                            4,512                 189,645
         Novamed Eyecare Inc.                                 +                            2,500                   2,656
         Novametrix Medical Systems Inc.                      +                              400                   1,675
         Novavax Inc.                                         +                            4,500                  38,250
         Novoste Corp.                                        +                              894                  24,585
         Oakley Inc.                                          +                            4,562                  61,587
         Ocular Sciences Inc.                                 +                            2,303                  26,772


         OraSure Technologies Inc.                            +                            2,701                  22,283
         Ortec Inernational Inc.                              +                            1,863                  10,479
         OrthAlliance Inc. "A"                                +                            1,581                   4,249
         Orthodontic Centers of America                       +                            2,838                  88,687
         Orthologic Corp.                                     +                            3,033                   8,720
         Osteotech Inc.                                       +                            1,497                   7,111
         Oxford Health Plans Inc.                             +                            5,396                 213,142
         PacifiCare Health Systems Inc. "A"                   +                            2,536                  38,040
         Palatin Technologies Inc.                            +                            1,800                   6,075
         Pediatrix Medical Group Inc.                         +                            1,483                  35,685
         PharmaNetics Inc.                                    +                            1,300                  15,275
         Polymedica Industries Corp.                          +                              800                  26,700
         Possis Medical Inc.                                  +                            3,456                  13,824
         Prime Medical Service Inc.                           +                            2,659                  13,295
         Province Healthcare Co.                              +*                           2,368                  93,240
         PSS World Medical Inc.                               +                            7,148                  35,740
         Psychemedics Corp.                                                                2,416                  12,442
         Quest Diagnostics Inc.                               +                            3,036                 431,112
         Quorum Health Group Inc.                             +                            3,329                  52,432
         Rehabcare Group Inc.                                 +                            1,478                  75,932
         Renal Care Group Inc.                                +                            3,513                  96,333
         Res-Care Inc.                                        +                            2,444                  10,998
         Resmed Inc.                                          +*                           1,712                  68,266
         Respironics Inc.                                     +                            3,513                 100,120
         Ribozyme Pharmaceuticals Inc.                        +                            1,900                  27,194
         SciQuest.com Inc.                                    +                            3,205                   4,207
         Sola International Inc.                              +                            6,513                  26,866
         Sonosite Inc.                                        +*                             920                  11,730
         Spectranetics Corp.                                  +                            3,055                   4,010
         SPECTRASCIENCE Inc.                                  +                            2,000                  10,750
         Staar Surgical Co.                                   +                            1,696                  21,306
         Steris Corp.                                         +                            4,554                  73,433
         Sunrise Assisted Living Inc.                         +*                           2,350                  58,750
         Sunrise Technologies International Inc.              +*                           4,043                   7,202
         Syncor International Corp.                           +                            2,382                  86,645
         Techne Corp.                                         +                            2,792                 100,687
         Theragenics Corp.                                    +                            2,984                  14,920
         Thermo Cardiosystems Inc.                            +                            4,222                  36,942
         Thoratec Labs Corp.                                  +*                           1,851                  20,361
         Triad Hospitals Inc.                                 +*                           2,200                  71,637
         Trigon Healthcare Inc.                               +                            2,192                 170,565
         TriPath Imaging Inc.                                 +                            3,479                  30,442
         U.S. Physical Therapy Inc.                           +                            1,500                  35,625
         Universal Health Services Inc. "B"                   +                            1,865                 208,414
         Urologix Inc.                                        +                            3,600                  49,050
         US Oncology Inc.                                     +                            4,023                  25,395
         Valentis Inc.                                        +                            3,876                  27,616
         Varian Medical Systems Inc.                          +                            2,230                 151,501
         Ventana Medical Systems Inc.                         +*                           1,393                  25,770
         VISX Inc.                                            +                            4,020                  41,959
         Vital Sign Inc.                                                                   1,469                  47,192
         WebMD Corp.                                          +                           23,096                 183,325
         West Pharmaceutical Services Inc.                                                 1,471                  36,131
         Young Innovations Inc.                               +                              903                  17,383
         ZEVEX International Inc.                             +                            1,200                   4,950
         Zoll Medical Corp.                                   +                              677                  23,737
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               9,226,663
         ----------------------------------------------------------------------------------------------------------------

         HEAVY CONSTRUCTION--0.01%
         ----------------------------------------------------------------------------------------------------------------
         UNIFAB International Inc.                            +                            1,700                  16,150
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                  16,150
         ----------------------------------------------------------------------------------------------------------------

         HOLDING COMPANIES-DIVERSIFIED--3.42%
         ----------------------------------------------------------------------------------------------------------------
         Berkshire Hathaway Inc. "A"                          +                               95               6,745,000
         Craig Corp.                                          +                            1,000                   2,875
         Triarc Companies Inc.                                +                            1,308                  31,719
         Walter Industries Inc.                                                            3,486                  25,709
         ----------------------------------------------------------------------------------------------------------------


                                                                                                               6,805,303
         ----------------------------------------------------------------------------------------------------------------

         HOME BUILDERS--0.50%
         ----------------------------------------------------------------------------------------------------------------
         AMREP Corporation                                    +                              500                   2,031
         Beazer Homes USA Inc.                                +                            1,431                  57,240
         Champion Enterprises Inc.                            +                            5,252                  14,443
         Clayton Homes Inc.                                                                8,105                  93,207
         D.R. Horton Inc.                                                                  4,455                 108,869
         Del Webb Corp.                                       +                            1,508                  44,109
         Dominion Homes Inc.                                  +                            1,300                  10,969
         Fleetwood Enterprises Inc.                                                        3,500                  36,750
         Lennar Corp.                                                                      3,750                 135,938
         M.D.C. Holdings Inc.                                                              1,120                  36,904
         Monaco Coach Corp.                                   +                            1,835                  32,457
         Newmark Homes Corp.                                  +                            1,914                  19,618
         NVR Inc.                                             +                              481                  59,452
         Palm Harbor Homes Inc.                               +                            2,363                  37,217
         Ryland Group Inc.                                                                 1,057                  43,073
         Skyline Corp.                                                                     1,441                  27,289
         Standard-Pacific Corp.                                                            3,026                  70,733
         Thor Industries Inc.                                                              1,446                  28,558
         Toll Brothers Inc.                                   +                            2,254                  92,132
         Winnebago Industries Inc.                                                         2,120                  37,233
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 988,222
         ----------------------------------------------------------------------------------------------------------------

         HOME FURNISHINGS--0.38%
         ----------------------------------------------------------------------------------------------------------------
         Applica Inc.                                         +                            4,014                  19,568
         Bassett Furniture Industries Inc.                                                 2,279                  25,639
         Ethan Allen Interiors Inc.                                                        3,049                 102,141
         Fedders Corp.                                                                     3,324                  15,374
         Furniture Brands International Inc.                  +                            4,120                  86,778
         Harman International Industries Inc.                                              1,782                  65,043
         Kimball International Inc. "B"                                                    1,920                  27,840
         Lazare Kaplan International Inc.                     +                            2,279                  11,537
         La-Z-Boy Inc.                                                                     3,606                  56,794
         Libbey Inc.                                                                       1,773                  53,855
         Movado Group Inc.                                                                 1,678                  25,589
         Oneida Ltd.                                                                       1,947                  36,141
         Parkervision Inc.                                    +*                           1,320                  48,345
         Polycom Inc.                                         +                            4,448                 143,170
         Rowe Furniture Corp.                                                                499                   1,310
         Royal Appliance Manufacturing Co.                    +                              894                   3,576
         Salton Inc.                                          +*                           1,283                  26,542
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 749,242
         ----------------------------------------------------------------------------------------------------------------

         HOSPITAL & MEDICAL SUPPLIES--0.07%
         ----------------------------------------------------------------------------------------------------------------
         Apogent Technologies Inc.                            +                            6,918                 141,819
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 141,819
         ----------------------------------------------------------------------------------------------------------------


         HOUSEHOLD PRODUCTS / WARES--0.39%
         ----------------------------------------------------------------------------------------------------------------
         Blyth Inc.                                                                        2,800                  67,550
         Church & Dwight Co. Inc.                                                          2,224                  49,484
         Dial Corp.                                                                        8,017                  88,187
         Enesco Group Inc.                                                                 7,002                  32,822
         Fossil Inc.                                          +                            3,304                  47,856
         Harland (John H.) Co.                                                             1,887                  26,654
         Helen of Troy Ltd.                                   +                            2,599                  12,670
         Nashua Corp.                                                                      3,083                  13,689
         National Presto Industries Inc.                                                   1,071                  32,866
         Pennzoil-Quaker State Co.                                                         5,777                  74,379
         Playtex Products Inc.                                +                            4,899                  47,153
         Russ Berrie & Co. Inc.                                                            1,994                  42,123
         Scotts Co. (The) "A"                                 +                            1,835                  67,780
         Standard Register Co.                                                             2,728                  38,874
         Toro Co.                                                                          1,375                  50,445
         Wallace Computer Services Inc.                                                    2,335                  39,695
         Yankee Candle Co. Inc. (The)                         +*                           3,500                  38,719
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 770,946
         ----------------------------------------------------------------------------------------------------------------

         INDUSTRIAL - DIVERSIFIED--0.00%
         ----------------------------------------------------------------------------------------------------------------
         York Group Inc.                                                                   1,499                   4,591
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                   4,591
         ----------------------------------------------------------------------------------------------------------------

         INSURANCE--3.13%
         ----------------------------------------------------------------------------------------------------------------
         Acceptance Insurance Companies Inc.                  +                            3,741                  19,640
         Alfa Corp.                                                                        1,928                  35,427
         Allmerica Financial Corp.                                                         3,500                 253,750
         American Financial Group Inc.                                                     3,332                  88,506
         American National Insurance Co.                                                   1,184                  86,432
         AmerUs Group Co.                                                                  1,749                  56,624
         Argonaut Group Inc.                                                               2,775                  58,275
         Arm Financial Group Inc. "A"                         +                            1,057                       2
         Baldwin & Lyons Inc. "B"                                                          1,513                  35,177
         Bancinsurance Corp.                                  +                            1,050                   4,594
         Berkley (W.R.) Corp.                                                              1,985                  93,667
         Brown & Brown Inc.                                                                2,008                  70,280
         Capitol Transamerica Corp.                                                        1,713                  21,305
         CNA Financial Corp.                                  +                            9,227                 357,546
         CNA Surety Corp.                                                                  2,972                  42,351
         Commerce Group Inc.                                                               2,012                  54,686
         Crawford & Co. "B"                                                                3,782                  43,966
         Danielson Holding Corp.                              +                              700                   3,194
         Delphi Financial Group Inc. "A"                      +                              948                  36,498
         Donegal Group Inc.                                                                2,565                  24,367
         E.W. Blanch Holdings Inc.                                                           874                  15,240
         Enhance Financial Services Group Inc.                                             3,572                  55,143
         Erie Indemnity Co. "A"                                                            4,799                 143,070
         Farm Family Holdings Inc.                            +                              908                  38,817
         FBL Financial Group Inc. "A"                                                      2,105                  36,706
         Fidelity National Financial Inc.                                                  4,304                 158,979
         First American Corp.                                                              4,208                 138,338
         FPIC Insurance Group Inc.                            +*                           1,221                  11,218
         Fremont General Corp.                                                             3,527                   9,920
         Gainsco Inc.                                                                        770                   2,021
         Gallagher (Arthur J.) & Co.                                                       2,346                 149,264
         Great American Financial Resources Inc.                                           2,609                  49,897
         Hancock (John) Financial Services Inc.                                           18,603                 699,938
         Harleysville Group Inc.                                                           2,703                  79,063
         HCC Insurance Holdings Inc.                                                       3,153                  84,934
         HealthExtras Inc.                                    +                            3,729                  13,051
         Hilb Rogal & Hamilton Co.                                                           847                  33,774
         Horace Mann Educators Corp.                                                       2,702                  57,755
         Independence Holding Co.                                                          1,069                  14,431
         Intercontinental Life Corp.                          +                            1,200                  11,400
         Kansas City Life Insurance Co.                                                    1,354                  47,898
         Kaye Group Inc.                                                                   1,300                  10,075


         LandAmerica Financial Group Inc.                                                  1,290                  52,164
         Leucadia National Corp.                                                           4,082                 144,656
         Liberty Financial Companies Inc.                                                  2,664                 118,714
         Markel Corp.                                         +                              346                  62,626
         Medical Assurance Inc.                               +                            2,298                  38,348
         Mercury General Corp.                                                             2,849                 125,000
         Meridian Insurance Group Inc.                                                     1,021                  29,545
         MONY Group Inc.                                                                   2,613                 129,180
         Nationwide Financial Services Inc.                                                1,464                  69,540
         Navigators Group Inc.                                +                            1,877                  24,988
         Ohio Casualty Corp.                                                               5,178                  51,780
         Old Republic International Corp.                                                  8,000                 256,000
         Philadelphia Consolidated Holding Co.                +*                           1,445                  44,614
         PICO Holdings Inc.                                   +                            2,300                  28,606
         PMA Capital Corp. "A"                                                             2,309                  39,830
         PMI Group Inc. (The)                                                              2,935                 198,663
         Presidential Life Corp.                                                           2,120                  31,668
         Professionals Group Inc.                             +                            1,112                  26,758
         Protective Life Corp.                                                             3,582                 115,520
         Radian Group Inc.                                                                 2,506                 188,107
         Reinsurance Group of America Inc.                                                 2,557                  90,774
         RLI Corp.                                                                           964                  43,079
         Selective Insurance Group Inc.                                                    1,963                  47,603
         StanCorp Financial Group Inc.                                                     2,000                  95,500
         State Auto Financial Corp.                                                        3,976                  71,071
         Stewart Information Services Corp.                   +                            2,478                  54,981
         Transatlantic Holdings Inc.                                                       1,950                 206,456
         Triad Guaranty Inc.                                  +                            1,498                  49,621
         21st Century Insurance Group                                                      4,619                  65,821
         UICI                                                 +                            4,968                  29,498
         United Fire & Casualty Co.                                                        1,251                  24,707
         Unitrin Inc.                                                                      4,544                 184,600
         Wesco Financial Corp.                                                               418                 117,772
         White Mountains Insurance Group Inc.                                                256                  81,664
         Zenith National Insurance Corp.                                                   1,762                  51,759
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               6,238,432
         ----------------------------------------------------------------------------------------------------------------

         IRON / STEEL--0.16%
         ----------------------------------------------------------------------------------------------------------------
         AK Steel Holding Corp.                                                            8,844                  77,385
         Carpenter Technology Corp.                                                        1,780                  62,300
         Cleveland-Cliffs Inc.                                                               641                  13,822
         Gibraltar Steel Corp.                                                             1,160                  20,373
         National Steel Corp. "B"                                                          4,836                   5,743
         Reliance Steel & Aluminum Co.                                                     1,537                  38,041
         Ryerson Tull Inc.                                                                 3,442                  28,397
         Shiloh Industries Inc.                               +                            2,882                   9,547
         Steel Dynamics Inc.                                  +                            4,841                  53,251
         Steel Technologies Inc.                                                             438                   2,409
         Weirton Steel Corp.                                  +                            2,700                   3,213
         WHX Corp.                                            +                            1,756                   1,317
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 315,798
         ----------------------------------------------------------------------------------------------------------------

         LEISURE TIME--0.42%
         ----------------------------------------------------------------------------------------------------------------
         Ambassadors International Inc.                       +                              965                  18,335
         American Classic Voyages Co.                         +*                           2,034                  28,476
         Bally Total Fitness Holding Corp.                    +                            1,835                  62,161
         Callaway Golf Co.                                                                 4,560                  84,930
         Cannondale Corp.                                     +                            3,074                  11,335
         Direct Focus Inc.                                    +*                           1,200                  40,275
         Galileo International Inc.                                                        5,294                 105,880
         K2 Inc.                                              +                            2,311                  18,488
         Polaris Industries Partners LP "A"                                                1,847                  73,418
         Rawlings Sporting Goods Co.                          +                            3,087                  15,724
         Resortquest International Inc.                       +                            3,354                  20,543
         Royal Caribbean Cruises Ltd.                                                     11,518                 304,651
         WMS Industries Inc.                                  +*                           3,102                  62,428
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 846,644
         ----------------------------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------------------------

         LODGING--0.60%
         ----------------------------------------------------------------------------------------------------------------
         Ameristar Casinos Inc.                               +                            7,800                  39,975
         Aztar Corp.                                          +                            2,668                  34,517
         Boca Resorts Inc. "A"                                +                            2,661                  38,252
         Boyd Gaming Corp.                                    +                            6,380                  21,931
         Choice Hotels International Inc.                     +                            4,489                  61,443
         Crestline Capital Corp.                              +                            1,655                  42,616
         Extended Stay America Inc.                           +                            5,792                  74,427
         Hollywood Casino Corp. "A"                           +                            4,100                  37,925
         John Q Hammons Hotels Inc.                           +                            2,600                  15,763
         Mandalay Resort Group Inc.                           +                            4,756                 104,335
         Marcus Corp.                                                                      2,495                  34,618
         MGM Grand Inc.                                       *                           10,182                 287,005
         Park Place Entertainment Corp.                       +                           19,847                 236,924
         Prime Hospitality Corp.                              +                            3,038                  35,317
         ShoLodge Inc.                                        +                            1,700                   7,863
         Sonesta International Hotels Corp.                                                  800                   6,650
         Station Casinos Inc.                                 +                            4,168                  62,260
         Suburban Lodges of America Inc.                      +                            3,969                  22,574
         Sunburst Hospitality Corp.                           +                            4,093                  29,674
         Westcoast Hospitality Corp.                          +                              566                   2,901
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,196,970
         ----------------------------------------------------------------------------------------------------------------

         MACHINERY--0.95%
         ----------------------------------------------------------------------------------------------------------------
         AGCO Corp.                                                                        3,663                  44,414
         Albany International Corp. "A"                       +                            2,107                  28,313
         Applied Industrial Technologies Inc.                                              1,369                  28,150
         Applied Science & Technology Inc.                    +                            1,416                  16,992
         Astec Industries Inc.                                +                            1,643                  21,667
         Asyst Technologies Inc.                              +                            2,036                  27,359
         Brooks Automation Inc.                               +                            1,205                  33,815
         Cognex Corp.                                         +                            3,191                  70,601
         Columbus McKinnon Corp.                                                           1,316                  11,680
         Donaldson Co. Inc.                                                                3,964                 110,249
         DT Industries Inc.                                   +                            2,068                   7,367
         Dycom Industries Inc.                                +                            2,491                  89,520
         Electroglas Inc.                                     +                            1,827                  27,976
         Esterline Technologies Corp.                         +                            1,575                  41,344
         Flowserve Corp.                                      +                            3,718                  79,472
         Gardner Denver Inc.                                  +                            2,593                  55,231
         Gasonics International Corp.                         +                            1,322                  24,292
         Gerber Scientific Inc.                                                            3,216                  27,537
         Global Payment Tech Inc.                             +                            2,540                   9,049
         Graco Inc.                                                                        1,398                  57,842
         Hurco Companies Inc.                                 +                              600                   2,100
         Idex Corp.                                                                        1,912                  63,335
         Imation Corp.                                        +                            1,818                  28,179
         Insituform Technologies Inc. "A"                     +                            1,180                  47,053
         JLG Industries Inc.                                                               2,372                  25,203
         Kulicke & Soffa Industries Inc.                      +                            2,884                  32,445
         Lincoln Electric Holding Inc.                                                     3,754                  73,672
         Magnetek Inc.                                        +                            2,812                  36,556
         Manitowoc Co. Inc.                                                                1,359                  39,411
         McClain Industries Inc.                              +                            1,400                   4,113
         Nordson Corp.                                                                     2,262                  57,681
         Paragon Technologies Inc.                            +                            3,600                  28,800
         Paxar Corp.                                          +                            4,543                  46,282
         PLM International Inc.                                                            1,800                   6,075
         PPT Vision Inc.                                      +                            1,600                   4,900
         Presstek Inc.                                        +                            1,890                  19,845
         Research Inc.                                        +                            3,200                  11,200
         Robbins & Myers Inc.                                                              1,306                  31,507
         Satcon Technology Corp.                              +                            1,203                  11,880
         Semitool Inc.                                        +                            1,816                  17,593
         SpeedFam-IPEC Inc.                                   +                            1,788                  10,840
         Stewart & Stevenson Services Inc.                                                 3,132                  71,106


         Tecumseh Products Co. "A"                                                         1,039                  43,573
         Tegal Corp.                                          +                            4,300                   6,988
         Tennant Co.                                                                       1,215                  58,320
         Terex Corp.                                          +                            1,930                  31,242
         Thermo Fibertek Inc.                                 +                            4,150                  14,266
         Thomas Industries Inc.                                                            1,910                  44,408
         Ultratech Stepper Inc.                               +                            2,243                  58,038
         United Dominion Industries Ltd.                                                   3,012                  36,709
         Unova Inc.                                           +                            4,748                  17,212
         Woodward Governor Co.                                                               816                  36,516
         Zebra Technologies Corp. "A"                         +                            1,698                  69,273
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,899,191
         ----------------------------------------------------------------------------------------------------------------

         MANUFACTURERS--0.47%
         ----------------------------------------------------------------------------------------------------------------
         Actuant Corp. "A"                                                                 1,928                   5,784
         AZZ Incorporated                                                                    700                  12,338
         Carlisle Companies Inc.                                                           1,750                  75,141
         Cuno Inc.                                            +                            1,796                  48,155
         Federal Signal Corp.                                                              3,227                  63,330
         Harsco Corp.                                                                      2,388                  58,954
         Lancaster Colony Corp.                                                            3,093                  86,797
         Newport News Shipbuilding Inc.                                                    1,678                  87,256
         Pentair Inc.                                                                      3,018                  72,998
         Pittston Brink's Group                                                            3,275                  65,091
         Polymer Group Inc.                                                                3,131                  16,829
         Samsonite Corp.                                      +                            2,267                   3,117
         Scott Technologies Inc.                              +                            2,099                  46,965
         Sturm Ruger & Co. Inc.                                                            2,392                  22,575
         Synalloy Corp.                                                                      300                   1,425
         Teleflex Inc.                                                                     2,073                  91,601
         Tredegar Corporation                                                              2,217                  38,659
         Trinity Industries Inc.                                                           2,237                  55,925
         U.S. Industries Inc.                                                              5,310                  42,480
         Wabtec Corporation                                                                3,405                  40,009
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 935,429
         ----------------------------------------------------------------------------------------------------------------

         MEDIA--4.00%
         ----------------------------------------------------------------------------------------------------------------
         Acme Communications Inc.                             +                            2,400                  21,900
         Adelphia Communications Corp. "A"                    +                            7,597                 392,195
         Banta Corp.                                                                       1,294                  32,893
         Beasley Broadcast Group Inc. "A"                     +                            1,700                  14,131
         Belo (A.H.) Corp.                                                                 7,894                 126,304
         BHC Communications Inc. "A"                                                       1,607                 207,705


         Big City Radio Inc.                                  +                            2,600                   5,688
         Cablevision Systems Corp.                            +                            8,309                 705,746
         Charter Communications Inc.                          +*                          11,800                 267,713
         Chris-Craft Industries Inc.                          +                            2,263                 150,490
         Citadel Communications Corp.                         +                            3,050                  36,600
         Classic Communications Inc. "A"                      +                            1,770                   3,872
         Cox Radio Inc. "A"                                   +                            2,765                  62,385
         Crown Media Holdings Inc.                            +                            1,898                  38,553
         CTN Media Group Inc.                                 +                            1,438                   7,550
         Cumulus Media Inc."A"                                +                            2,227                   8,073
         Emmis Communications Corp.                           +                            2,574                  73,842
         Entercom Communications Corp.                        +                            1,800                  61,988
         Fox Entertainment Group Inc. "A"                     +                           11,203                 200,254
         Gemstar-TV Guide International Inc.                  +                           25,900               1,201,113
         Granite Broadcasting Corp.                           +                            1,368                   1,368
         Gray Communications Systems Inc. "B"                                              2,271                  33,355
         Hearst-Argyle Television Inc.                        +                            2,673                  54,629
         Hispanic Broadcasting Corp.                          +                            6,746                 172,023
         Hollinger International Inc.                                                      5,722                  90,837
         Hollywood Media Corp.                                +                            2,989                  11,582
         Houghton Mifflin Co.                                                              1,647                  76,380
         HyperFeed Technologies Inc.                          +                              997                   1,558
         Infinity Broadcasting Corp.                          +                           23,473                 655,777
         Information Holdings Inc.                            +                            1,958                  45,891
         Insight Communications Co. Inc.                      +                            2,900                  68,150
         Journal Register Co.                                 +                            2,867                  46,051
         Lee Enterprises Inc.                                                              2,693                  80,285
         Liberty Corp.                                                                     1,034                  42,071
         Liberty Digital Inc. "A"                             +                            1,700                   8,606
         LodgeNet Entertainment Corp.                         +                              900                  15,863
         Lynch Interactive Corp.                              +                              304                  13,224
         McClatchy Co. (The) "A"                                                           2,899                 123,389
         Media General Inc. "A"                                                            1,397                  50,851
         Mediacom Communications Corp.                        +                            4,250                  73,047
         Metromedia International Group Inc.                  +                            4,997                  12,992
         New Frontier Media Inc.                              +                            1,500                   2,297
         On Command Corp.                                     +                            1,949                  17,054
         Paxson Communications Corp.                          +                            4,748                  56,679
         Pegasus Communications Corp.                         +                            3,312                  85,284
         Playboy Enterprises Inc. "B"                         +                            2,398                  23,830
         Primedia Inc.                                        +*                          11,571                 138,129
         Pulitzer Inc.                                                                       406                  19,021
         Radio Unica Communications Corp.                     +                            3,800                  14,250
         Rare Medium Group Inc.                               +                            5,115                   9,750
         Readers Digest Association Inc. (The) "A"                                         6,294                 246,253
         Regent Communications Inc.                           +                            3,200                  19,000
         Scholastic Corp.                                     +                              930                  82,421
         Scripps  (E.W.) Company                                                           4,911                 308,779
         Sinclair Broadcast Group "A"                         +                            4,099                  41,118
         Spanish Broadcasting System Inc. "A"                 +                            2,600                  13,000
         TiVo Inc.                                            +*                           2,700                  14,513
         United Television Inc.                                                              620                  71,920
         UnitedGlobalCom Inc. "A"                             +                            5,046                  68,752
         Univision Communications Inc.                        +*                          13,714                 561,417
         USA Networks Inc.                                    +                           20,163                 391,918
         Value Line Inc.                                                                   1,146                  39,609
         Washington Post Company (The) "B"                                                   550                 339,281
         Wiley (John) & Sons Inc. "A"                                                      3,234                  69,531
         Wink Communications Inc.                             +                            2,600                  15,600
         XM Satellite Radio Holdings Inc. "A"                 +                            2,000                  32,125
         Youthstream Media Networks Inc.                      +                            2,318                   1,739
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               7,980,194
         ----------------------------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------------------------

         METAL FABRICATE / HARDWARE--0.12%
         ----------------------------------------------------------------------------------------------------------------
         Amcast Industrial Corp.                                                           1,839                  18,275
         Circor International Inc.                                                             1                       5
         Kaydon Corp.                                                                      1,638                  40,745
         Penn Engineering & Manufacturing Corp.                                              917                  32,324
         Precision Castparts Corp.                                                         2,578                 108,437
         TransTechnology Corp.                                                             1,732                   5,521
         Valmont Industries Inc.                                                           2,324                  42,704
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 248,011
         ----------------------------------------------------------------------------------------------------------------

         METALS-DIVERSIFIED--0.18%
         ----------------------------------------------------------------------------------------------------------------
         AptarGroup Inc.                                                                   1,812                  53,228
         Atchison Casting Corp.                               +                              457                   1,285
         Commercial Metals Co.                                                             1,070                  23,808
         Matthews International Corp. "A"                                                    987                  31,152
         Maverick Tube Corp.                                  +                            1,669                  37,761
         Mueller Industries Inc.                              +                            2,001                  53,652
         Niagara Corp.                                        +                              600                     975
         NS Group Inc.                                        +                            1,534                  14,496
         Shaw Group Inc.                                      +                            2,670                 133,500
         TransPro Inc.                                                                     1,600                   4,100
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 353,957
         ----------------------------------------------------------------------------------------------------------------

         MINING--0.16%
         ----------------------------------------------------------------------------------------------------------------
         Arch Coal Inc.                                                                    5,065                  71,543
         Brush Engineered Materials                                                        1,404                  28,343
         Century Aluminum Co.                                                              1,637                  18,621
         Charles & Colvard Ltd.                               +                            2,811                   3,953
         Kaiser Aluminum Corp.                                +                            3,541                  13,057
         MAXXAM Inc.                                          +                            1,713                  26,016
         Meridian Gold Inc.                                   +                            4,594                  31,584
         Stillwater Mining Co.                                +                            2,620                 103,097
         United States Lime & Minerals Inc.                                                  600                   3,000
         USEC Inc.                                                                         5,274                  22,744
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 321,958
         ----------------------------------------------------------------------------------------------------------------

         OFFICE / BUSINESS EQUIPMENT--0.19%
         ----------------------------------------------------------------------------------------------------------------
         General Binding Corp.                                +                            3,195                  21,566
         Herman Miller Inc.                                                                5,446                 156,573
         HON Industries Inc.                                                               4,562                 116,331
         Insight Enterprises Inc.                             +                            2,872                  51,517
         Steelcase Inc.                                                                    1,929                  26,765
         Virco Manufacturing Corp.                                                         1,321                  12,880
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 385,632
         ----------------------------------------------------------------------------------------------------------------

         OIL & GAS PRODUCERS--3.62%
         ----------------------------------------------------------------------------------------------------------------
         Adams Resources & Energy Inc.                                                     1,600                  22,800
         Apco Argentina Inc.                                                                 771                  21,203
         Atmos Energy Corp.                                                                1,953                  47,604
         Atwood Oceanics Inc.                                 +                              702                  30,755
         Barrett Resources Corp.                              +                            1,827                 103,796
         Basin Exploration Inc.                               +                            1,613                  41,132
         Belco Oil & Gas Corp.                                +                            4,065                  50,558
         Bellwether Exploration Co.                           +                            1,833                  15,581
         Berry Petroleum Co. "A"                                                           2,178                  29,131
         Blue Dolphin Energy Co.                              +                            7,300                  21,900
         BP Prudhoe Bay Royalty Trust                                                      1,489                  18,426
         Cabot Oil & Gas Corp. "A"                                                         2,315                  72,199
         Cal Dive International Inc.                          +                            2,072                  55,167
         Callon Petroleum Corp.                               +                            1,559                  26,016
         Cascade Natural Gas Corp.                                                         1,007                  18,944
         Chesapeake Energy Corp.                              +                            9,200                  93,150
         Chiles Offshore Inc.                                 +                            2,500                  62,500
         Clayton Williams Energy Inc.                         +                            1,100                  29,700
         Cross Timbers Oil Co.                                                             4,627                 128,399
         Crown Central Petroleum Corp. "B"                    +                            2,950                  28,947


         Dawson Geophysical Co.                               +                            1,900                  17,575
         Denbury Resources Inc.                               +                            4,397                  48,367
         Diamond Offshore Drilling Inc.                                                    8,576                 343,040
         Energen Corp.                                                                     1,408                  45,320
         ENSCO International Inc.                                                          9,456                 322,095
         Equitable Resources Inc.                                                          1,961                 130,897
         Evergreen Resources Inc.                             +                            1,493                  57,667
         Forest Oil Corp.                                     +                            1,623                  59,848
         FX Energy Inc.                                       +                              583                   2,077
         Giant Industries Inc.                                +                            2,584                  18,896
         Global Marine Inc.                                   +                           11,856                 336,414
         Grey Wolf Inc.                                       +                            9,565                  56,194
         Hallwood Energy Corp.                                +                                1                       7
         Hanover Compressor Co.                               +                            3,852                 171,655
         Helmerich & Payne Inc.                                                            2,700                 118,463
         Houston Exploration Co.                              +                            1,769                  67,443
         Howell Corp.                                         *                            1,500                  18,469
         HS Resources Inc.                                    +                            1,185                  50,214
         Key Energy Services Inc.                             +                            5,818                  60,725
         Louis Dreyfus Natural Gas Corp.                      +                            2,594                 118,838
         Magnum Hunter Resources Inc.                         +                            4,600                  49,738
         Mallon Resources Corp.                               +                            3,500                  25,375
         Marine Drilling Co. Inc.                             +                            4,041                 108,097
         MarkWest Hydrocarbon Inc.                            +                            1,779                  20,014
         McMoRan Exploration Co.                              +                            2,119                  28,077
         Meridian Resource Corp. (The)                        +                            2,800                  24,150
         Midcoast Energy Resources Inc.                                                    1,562                  34,071
         Mitchell Energy & Development Corp. "A"                                           2,797                 171,316
         Murphy Oil Corp.                                                                  2,711                 163,846
         National-Oilwell Inc.                                +                            5,282                 204,347
         New Jersey Resources Corp.                                                          696                  30,102
         Newfield Exploration Co.                             +                            2,402                 113,945
         Noble Affiliates Inc.                                                             3,249                 149,454
         Noble Drilling Corp.                                 +                            8,264                 358,968
         Northwest Natural Gas Co.                                                         1,209                  32,039
         Nuevo Energy Co.                                     +                            1,327                  22,974
         NUI Corp.                                                                         1,366                  43,968
         Ocean Energy Inc.                                    +                           11,362                 197,415
         Oceaneering International Inc.                       +                            2,232                  43,385
         Parker Drilling Co.                                  +                            6,495                  32,881
         Patina Oil & Gas Corp.                                                            1,200                  28,800
         Patterson Energy Inc.                                +                            2,100                  78,225
         Pennaco Energy Inc.                                  +                            2,300                  45,138
         Petroleum Development Corp.                          +                            2,500                  16,406
         Piedmont Natural Gas Co.                                                          1,471                  56,174
         Pioneer Natural Resources Co.                        +                            6,483                 127,634
         Pogo Producing Co.                                                                2,195                  68,319
         Pride International Inc.                             +                            4,254                 104,755
         Prima Energy Corp.                                   +                            1,030                  36,050
         R&B Falcon Corporation                               +                           12,810                 293,829
         Remington Oil & Gas Corp.                            +                            2,200                  28,600
         Seacor Smit Inc.                                     +                            1,050                  55,256
         Seitel Inc.                                          +                            1,764                  32,524
         Semco Energy Inc.                                    *                            1,700                  26,456
         Southern Union Co.                                   +                            3,107                  82,336
         Southwest Gas Corp.                                                               1,656                  36,225
         Spinnaker Exploration Co.                            +                            2,000                  85,000
         St. Mary Land & Exploration Co.                                                   1,598                  53,233
         Stone Energy Corp.                                   +*                           1,374                  88,692
         Superior Energy Services Inc.                        +                            5,800                  66,700
         Swift Energy Co.                                     +                            1,629                  61,291
         Tesoro Petroleum Corp.                               +                            3,192                  37,107
         Tom Brown Inc.                                       +                            1,879                  61,772
         UGI Corp.                                                                         1,570                  39,741
         Ultramar Diamond Shamrock Corp.                                                   6,219                 192,012
         Unit Corp.                                           +                            2,349                  44,484
         UTI Energy Corp.                                     +                            2,832                  93,102


         Valero Energy Corp.                                                               4,998                 185,863
         Vintage Petroleum Inc.                                                            3,458                  74,347
         WD-40 Company                                                                     1,899                  36,912
         Western Gas Resources Inc.                                                        2,585                  87,082
         WestPort Resources Corp.                             +                            2,900                  63,619
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               7,203,958
         ----------------------------------------------------------------------------------------------------------------

         OIL & GAS SERVICES--1.06%
         ----------------------------------------------------------------------------------------------------------------
         BJ Services Co.                                      +                            5,036                 346,855
         CARBO Ceramics Inc.                                                               1,338                  50,091
         Cooper Cameron Corp.                                 +                            3,281                 216,751
         Dril-Quip Inc.                                       +                            1,536                  52,512
         Friede Goldman Halter Inc.                           +                            3,924                  13,979
         Global Industries Ltd.                               +                            5,078                  69,505
         Grant Prideco Inc.                                   +                            8,460                 185,591
         Hydril Co.                                           +                            3,500                  61,469
         Input/Output Inc.                                    +                            5,654                  57,600
         Lone Star Technologies Inc.                          +                            1,606                  61,831
         Mitcham Industries Inc.                              +                            2,200                   7,838
         Newpark Resources Inc.                               +                            6,968                  66,632
         Smith International Inc.                             +                            3,053                 227,639
         Tidewater Inc.                                                                    3,738                 165,874
         Varco International Inc.                             +                            6,749                 146,791
         Veritas DGC Inc.                                     +                            1,922                  62,081
         Weatherford International Inc.                       +                            6,860                 324,135
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               2,117,174
         ----------------------------------------------------------------------------------------------------------------

         PACKAGING & CONTAINERS--0.35%
         ----------------------------------------------------------------------------------------------------------------
         AEP Industries Inc.                                  +*                             745                  33,292
         BWAY Corporation                                     +                            1,143                   4,501
         Gaylord Container Corporation "A"                    +                            5,383                   5,383
         Greif Brothers Corp. "A"                                                          1,625                  46,313
         Ivex Packaging Corp.                                 +                            3,836                  41,956
         Longview Fibre Co.                                                                3,612                  48,762
         Packaging Corporation of America                     +                            6,850                 110,456
         Silgan Holdings Inc.                                 +                            2,054                  18,486
         Smurfit-Stone Container Corp.                        +                           15,716                 234,758
         Sonoco Products Co.                                                               7,046                 152,370
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 696,277
         ----------------------------------------------------------------------------------------------------------------

         PHARMACEUTICALS--3.68%
         ----------------------------------------------------------------------------------------------------------------
         aaiPharma Inc.                                       +                            1,732                  17,645
         Abgenix Inc.                                         +                            5,332                 314,921
         Akorn Inc.                                           +                            2,709                  17,778
         Alexion Pharmaceuticals Inc.                         +                            1,216                  78,964
         Alkermes Inc.                                        +*                           3,692                 115,837
         Alliance Pharmaceutical Corp.                        +                            3,200                  27,600
         Allou Health & Beauty Care Inc. "A"                  +                            2,961                   9,623
         Alpharma Inc. "A"                                    *                            2,695                 118,243
         Amerisource Health Corp. "A"                         +                            3,092                 156,146
         Amylin Pharmaceuticals Inc.                          +                            4,300                  33,863
         Andrx Group                                          +                            4,400                 254,650
         Antigenics Inc.                                      +*                           2,200                  24,338
         Aphton Corp.                                         +                            2,832                  50,976
         Arqule Inc.                                          +                            2,044                  65,408
         AVI BioPharma Inc.                                   +                            4,800                  22,800
         Aviron                                               +                            1,303                  87,057
         Axys Pharmaceuticals Inc.                            +                            3,011                  16,937
         Barr Laboratories Inc.                               +                            2,151                 156,889
         Bergen Brunswig Corp. "A"                                                         8,321                 131,721
         Bindley Western Industries Inc.                                                   2,417                 100,457
         Biocryst Pharmaceuticals Inc.                        +                            1,965                  13,018
         Biopure Corp.                                        +*                           2,300                  46,000
         Bone Care International Inc.                         +                            2,573                  44,545
         Boston Life Sciences Inc.                            +                            3,693                  11,310
         Cell Genesys Inc.                                    +                            2,359                  53,815
         Cell Therapeutics Inc.                               +                            1,890                  85,168


         Cellegy Pharmaceuticals Inc.                         +                            3,100                  18,213
         CIMA Labs Inc.                                       +                            1,000                  65,063
         Ciphergen Biosystems Inc.                            +                            1,700                  22,525
         CollaGenex Pharmaceuticals Inc.                      +                            3,116                  11,490
         Columbia Laboratories Inc.                           +                            1,757                   7,577
         Connetics Corp.                                      +                            1,637                   7,469
         Corixa Corp.                                         +*                           2,213                  61,682
         Corvas International Inc.                            +                            2,500                  35,938
         Cytoclonal Pharmaceuticals Inc.                      +*                           4,756                  35,076
         D&K Healthcare Resources Inc.                        +                            1,638                  22,215
         Dentsply International Inc.                                                       2,948                 115,341
         Digene Corp.                                         +                            1,028                  45,939
         Duramed Pharmaceuticals Inc.                         +                            2,262                   7,564
         Durect Corp.                                         +                            3,800                  45,600
         Epix Medical Inc.                                    +                            1,921                  16,088
         Genta Inc.                                           +*                           4,000                  32,000
         Genzyme Transgenics Corp.                            +                            1,776                  25,419
         Geron Corp.                                          +*                           2,194                  33,870
         Gilead Sciences Inc.                                 +                            2,949                 244,583
         Guilford Pharmaceuticals Inc.                        +                            1,220                  21,960
         Hemispherx Biopharma Inc.                            +*                           3,710                  17,623
         Henry Schein Inc.                                    +                            2,680                  92,795
         Herbalife International Inc. "A"                     *                            1,768                  13,481
         Hi-Tech Pharmacal Co.                                +                            2,400                   9,000
         Hyseq Inc.                                           +                            1,078                  15,496
         ICN Pharmaceuticals Inc.                                                          5,623                 172,556
         Ilex Oncology Inc.                                   +                            1,266                  33,312
         Imclone Systems Inc.                                 +*                           4,302                 189,288
         Immune Response Corp.                                +                            3,465                   9,096
         Immunogen Inc.                                       +                            2,500                  53,594
         Inhale Therapeutic Systems Inc.                      +*                           3,004                 151,702
         Inkine Pharmaceutical Co.                            +                            3,300                  24,338
         Intuitive Surgical Inc.                              +                            2,200                  18,700
         IVAX Corporation                                     +                           11,104                 425,283
         Kos Pharmaceuticals Inc.                             +                            1,853                  32,659
         KV Pharmaceuticals Co.                               +                            2,242                  56,050
         Ligand Pharmaceuticals Inc. "B"                      +                            2,582                  36,148
         Magainin Pharmaceuticals Inc.                        +                            1,822                   4,100
         Martek Biosciences Corp.                             +                            1,748                  21,413
         Medarex Inc.                                         +                            4,728                 192,666
         MediChem Life Sciences Inc.                          +                            1,600                   7,400
         Medicis Pharmaceutical Corp. "A"                     +                            2,143                 126,705
         Meridian Diagnostics Inc.                                                         4,830                  23,848
         MGI Pharma Inc.                                      +                            1,333                  21,995
         Microcide Pharmaceuticals Inc.                       +                            2,892                  11,930
         Miravant Medical Technologies                        +                            1,191                  11,054
         Mylan Laboratories Inc.                                                           8,154                 205,379
         NABI Inc.                                            +                            3,300                  15,263
         Nastech Pharmaceutical Co. Inc.                      +                            3,000                  21,000
         Natrol Inc.                                          +                            2,290                   3,435
         NBTY Inc.                                            +                            3,730                  17,718
         Neose Technologies Inc.                              +                            1,153                  38,049
         Neurocrine Biosciences Inc.                          +                            1,371                  45,414
         NPS Pharmaceuticals Inc.                             +                            2,251                 108,048
         Nu Skin Enterprises Inc. "A"                         +                            3,109                  16,517
         Omnicare Inc.                                                                     5,605                 121,208
         OSI Pharmaceuticals Inc.                             +                            1,998                 160,090
         Patterson Dental Co.                                 +                            3,980                 134,823
         Perrigo Co.                                          +                            7,576                  62,739
         Pharmacyclics Inc.                                   +*                           1,356                  46,443
         Praecis Pharmaceuticals Inc.                         +                            3,000                  87,750
         Priority Healthcare Corp. "B"                        +                            2,676                 109,214
         Progenics Pharmeceuticals Inc.                       +                            1,110                  19,148
         Protein Design Labs Inc.                             +                            2,860                 248,463
         Sangstat Medical Corp.                               +                            1,921                  22,812
         Sciclone Pharmaceuticals Inc.                        +                            3,400                  13,600
         Sepracor Inc.                                        +*                           4,746                 380,273


         Serologicals Corp.                                   +                            4,787                  72,104
         SICOR Inc.                                           +                            8,763                 126,516
         Supergen Inc.                                        +                            2,151                  29,845
         Sybron Dental Specialties Inc.                       +                            2,306                  38,914
         Synaptic Pharmaceutical Corp.                        +                            2,594                  13,294
         Tanox Inc.                                           +                            2,500                  97,969
         Texas Biotech Corp.                                  +                            4,257                  36,568
         3 Dimensional Pharmaceuticals Inc.                   +                            1,077                  15,953
         Titan Pharmaceuticals Inc.                           +                            1,487                  52,595
         Triangle Pharmaceuticals Inc.                        +                            3,876                  19,138
         Tularik Inc.                                         +                            2,936                  86,429
         Twinlab Corp.                                        +                            2,806                   4,735
         United Therapeutics Inc.                             +                            1,400                  20,650
         V.I. Technologies Inc.                               +                            1,752                   9,198
         VaxGen Inc.                                          +                            1,500                  29,250
         Versicor Inc.                                        +                            1,400                  12,075
         Vical Inc.                                           +                            1,483                  27,436
         Vion Pharmaceuticals Inc.                            +                            2,523                  20,184
         Viropharma Inc.                                      +*                           1,323                  19,163
         VIVUS Inc.                                           +                            2,800                   6,038
         Zonagen Inc.                                         +                            1,801                   4,728
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               7,323,721
         ----------------------------------------------------------------------------------------------------------------

         PIPELINES--0.14%
         ----------------------------------------------------------------------------------------------------------------
         National Fuel Gas Co.                                                             1,920                 120,840
         Questar Corp.                                                                     5,390                 162,037
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 282,877
         ----------------------------------------------------------------------------------------------------------------

         REAL ESTATE--1.67%
         ----------------------------------------------------------------------------------------------------------------
         Acadia Realty Trust                                                               1,437                   8,083
         American Community Property Trust                    +                              600                   2,513
         American Realty Investors Inc.                       +                              800                  10,900
         American Residential Investment Trust Inc.                                          560                   1,295
         Amerivest Properties Inc.                                                           700                   3,325
         AMLI Residential Properties Trust                                                 2,144                  52,930
         Arizona Land Income Corp. "A"                                                       500                   2,281
         Banyan Strategic Realty Trust                                                       797                   4,384
         Bedford Property Investors Inc.                                                   2,913                  58,988
         Brandywine Realty Trust                                                           2,800                  57,925
         BRE Properties Inc. "A"                                                           3,577                 113,346
         Cabot Industrial Trust                                                            2,031                  38,970
         California Coastal Communities Inc.                  +                              535                   1,605
         Catellus Development Corp.                           +                            7,676                 134,330
         CBL & Associates Properties Inc.                                                  1,282                  32,451
         Centerpoint Properties Corp.                                                      1,038                  49,046
         Chateau Communities Inc.                                                          1,447                  44,043
         Chelsea GCA Realty Inc.                              +                            1,895                  69,878
         Colonial Properties Trust                                                         1,165                  30,363
         Commercial Net Lease Realty Inc.                                                  4,713                  48,014
         Cornerstone Realty Income Trust                                                   4,949                  52,274
         Cousins Properties Inc.                                                           3,327                  92,948
         Developers Diversified Realty Corp.                                               2,963                  39,445
         Eastgroup Properties Inc.                                                         1,529                  34,211
         Equity Inns Inc.                                                                  6,529                  40,398
         First Industrial Realty Trust                                                     2,897                  98,498
         Forest City Enterprises Inc. "A"                                                  1,941                  76,087
         Gables Residential Trust                                                          1,271                  35,588
         Getty Realty Corp.                                                                2,600                  39,325
         Glenborough Realty Trust Inc.                                                     1,619                  28,130
         Glimcher Realty Trust                                                             3,760                  47,000
         Grubb And Ellis Co.                                  +                            2,027                  12,162
         Healthcare Realty Trust                                                           1,986                  42,203
         Home Properties of NY Inc.                                                        1,054                  29,446
         Income Opportunity Realty Investors Inc.                                          1,900                  15,319
         Innkeepers USA Trust                                                              4,029                  44,571
         Insignia Financial Group Inc.                        +                            3,857                  45,802
         IRT Property Co.                                                                  6,387                  51,894


         JDN Realty Corp.                                                                  4,362                  46,074
         Jones Lang LaSalle Inc.                              +                            3,226                  44,761
         JP Realty Inc.                                                                    2,389                  37,627
         Kennedy-Wilson Inc.                                  +                            1,098                   4,804
         Kilroy Realty Corp.                                                               1,436                  41,016
         LNR Property Corp.                                                                1,320                  29,040
         LTC Properties Inc.                                                               3,945                  14,054
         Macerich Co. (The)                                                                2,954                  56,680
         Manufactured Home Communities Inc.                                                1,268                  36,772
         Meristar Hospitality Corp.                                                        2,369                  46,640
         Mills Corp.                                                                       1,980                  32,794
         Monmouth Real Estate Investment Corp. "A"                                         2,500                  12,188
         National Golf Properties Inc.                                                     2,360                  48,528
         National Health Investors Inc.                                                    4,195                  30,938
         Nationwide Health Properties Inc.                                                 2,267                  29,188
         Pacific Gulf Properties Inc.                                                      2,495                  15,282
         Pan Pacific Retail Properties Inc.                                                2,846                  63,501
         Prentiss Properties Trust                                                         1,841                  49,592
         Presidential Realty Corp. "B"                                                       400                   2,525
         Price Enterprises Inc.                               +                              800                   4,100
         Prime Group Realty Trust                                                          2,857                  41,069
         PS Business Parks Inc.                                                            1,157                  32,165
         Realty Income Corp.                                                               1,799                  44,750
         Reckson Associates Realty Corp.                                                   2,790                  69,927
         Redwood Trust Inc.                                                                2,417                  42,902
         Regency Realty Corp.                                                              3,440                  81,485
         RFS Hotel Investors Inc.                                                          4,113                  53,726
         Security Capital Group "B"                           +*                           3,373                  67,671
         Shurgard Storage Centers Inc. "A"                                                 1,879                  45,918
         Sl Green Realty Corp.                                                             2,571                  71,988
         Smith (Charles E) Residential Realty Inc.                                         1,282                  60,254
         Sovran Self Storage Inc.                                                          1,479                  29,395
         St. Joe Company (The)                                                             6,624                 145,728
         Storage USA Inc.                                                                  1,440                  45,720
         Stratus Properties Inc.                              +                              639                   3,195
         Summit Properties Inc.                                                            1,437                  37,362
         Sun Communities Inc.                                                                863                  28,911
         Taubman Centers Inc.                                                              4,167                  45,577
         Town & Country Trust                                                              2,581                  49,846
         Trammell Crow Co.                                    +                            1,832                  24,732
         Transcontinental Realty Investments Inc.                                            838                   7,437
         United Capital Corp.                                 +                              690                  10,091
         United Investors Realty Trust                                                       624                   2,652
         W.P. Carey & Co. LLC                                                              2,232                  40,399
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               3,318,975
         ----------------------------------------------------------------------------------------------------------------


         REAL ESTATE INVESTMENT TRUSTS--3.18%
         ----------------------------------------------------------------------------------------------------------------
         Alexander's Inc.                                     +                              723                  48,938
         Alexandria Real Estate Equities Inc.                                              1,062                  39,493
         AMB Property Corp.                                                                5,742                 148,215
         American Industrial Properties                                                    3,592                  44,002
         American Land Lease Inc.                                                          2,793                  27,581
         American Mortgage Acceptance Corp.                                                2,200                  17,463
         Apartment Investment & Management Co. "A"                                         4,531                 226,267
         Archstone Communities Trust                                                       8,411                 216,583
         Arden Realty Inc.                                                                 5,192                 130,449
         AvalonBay Communities Inc.                                                        3,956                 198,295
         Boston Properties Inc.                                                            6,142                 267,177
         Camden Property Trust                                                             2,993                 100,266
         Capital Automotive REIT                                                           1,600                  22,100
         CarrAmerica Realty Corp.                                                          4,310                 134,957
         Crescent Real Estate Equities Co.                                                 7,713                 171,614
         Crown American Realty Trust                                                       1,466                   7,788
         Duke-Weeks Realty Corp.                                                           8,358                 205,816
         Equity Office Properties Trust                                                   17,710                 577,789
         Equity Residential Properties Trust                                               7,320                 404,888
         Essex Property Trust Inc.                                                           944                  51,684
         Federal Realty Investment Trust                                                   1,991                  37,829
         FelCor Lodging Trust Inc.                                                         3,337                  79,879
         Franchise Finance Corporation of America                                          3,892                  90,732
         General Growth Properties Inc.                                                    3,506                 126,873
         Great Lakes REIT Inc.                                                             3,319                  57,668
         Health Care Property Investors Inc.                                               3,557                 106,265
         Health Care REIT Inc.                                                             1,454                  23,628
         Highwoods Properties Inc.                                                         3,759                  93,505
         Hospitality Properties Trust                                                      2,835                  64,142
         Host Marriott Corp.                                                              14,160                 183,195
         HRPT Properties Trust                                                             8,685                  65,680
         iStar Financial Inc.                                                              7,470                 147,066
         Kimco Realty Corp.                                                                3,682                 162,698
         Koger Equity Inc.                                                                 2,289                  35,623
         Kramont Realty Trust                                                              1,700                  15,300
         Liberty Property Trust                                                            4,733                 135,186
         Mack-Cali Realty Corp.                                                            2,858                  81,632
         Mid-America Apartment Communities Inc.                                            1,542                  34,791
         Mission West Properties Inc.                                                      2,400                  33,300
         New Plan Excel Realty Trust                                                       6,847                  89,867
         Parkway Properties Inc.                                                           1,052                  31,231
         Pinnacle Holdings Inc.                               +                            2,900                  26,281
         Post Properties Inc.                                                              2,301                  86,431
         Prologis Trust                                                                    9,975                 221,944
         Public Storage Inc.                                                               8,094                 196,785
         Rouse Co.                                                                         4,269                 108,860
         Senior Housing Properties Trust                                                   4,318                  40,211
         Simon Property Group Inc.                                                        10,418                 250,032
         Spieker Properties Inc.                                                           3,937                 197,342
         Thornbury Mortgage Inc.                                                           2,392                  21,678
         United Dominion Realty Trust                                                      8,834                  95,518
         Vornado Realty Trust                                                              5,568                 213,324
         Washington Real Estate Investment Trust                                           1,796                  42,431
         Westfield America Inc.                                                            6,581                  95,013
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               6,333,305
         ----------------------------------------------------------------------------------------------------------------

         RETAIL--3.33%
         ----------------------------------------------------------------------------------------------------------------
         Abercrombie & Fitch Co. "A"                          +                            7,220                 144,400
         AC Moore Arts & Crafts Inc.                          +                            1,300                  10,644
         AG Services of America Inc.                          +                            1,533                  21,079
         Amazon.com Inc.                                      +*                          22,464                 349,596
         American Eagle Outfitters Inc.                       +                            2,570                 108,583
         Ames Department Stores Inc.                          +                            1,936                   2,783
         AnnTaylor Stores Corp.                               +                            2,047                  51,047
         AutoNation Inc.                                      +*                          24,098                 144,588
         Baker (J.) Inc.                                                                   3,629                  16,331


         Barnes & Noble Inc.                                  +                            3,968                 105,152
         Bebe Stores Inc.                                     +                            2,424                  51,813
         Big Dog Holdings Inc.                                                             3,241                  12,154
         BJ's Wholesale Club Inc.                             +                            4,872                 186,963
         Blair Corp.                                                                         628                  11,697
         Blockbuster Inc.                                                                  2,900                  24,288
         Bob Evans Farms Inc.                                                              2,133                  45,460
         Borders Group Inc.                                   +                            4,235                  49,497
         Brinker International Inc.                           +                            4,133                 174,619
         Brown Shoe Company Inc.                                                           1,408                  18,304
         Buckle Inc. (The)                                    +                            1,782                  31,296
         Burlington Coat Factory Warehouse Corp.                                           3,019                  57,172
         buy.com Inc.                                         +                            6,824                   4,478
         Casey's General Store Inc.                                                        2,654                  39,644
         Cash American Investments Inc.                                                    4,822                  21,096
         Cato Corp. "A"                                                                    2,013                  27,679
         CBRL Group Inc.                                                                   3,936                  71,586
         CDW Computer Centers Inc.                            +                            5,644                 157,327
         Charlotte Russe Holding Inc.                         +                            2,600                  41,438
         Charming Shoppes Inc.                                +                            6,277                  37,662
         Chico's FAS Inc.                                     +                            1,716                  35,822
         Children's Place Retail Stores Inc.                  +*                           2,311                  46,798
         Christopher & Banks Corp.                            +                            1,075                  30,302
         Claire's Stores Inc.                                                              3,172                  56,898
         Coldwater Creek Inc.                                 +                            1,075                  33,392
         Cole National Corp.                                  +                            2,758                  23,788
         Copart Inc.                                          +                            3,182                  68,413
         Cost Plus Inc.                                       +                            1,283                  37,688
         CSK Auto Corp.                                       +                            2,542                   9,850
         Cyberian Outpost Inc.                                +                            2,009                   2,386
         Dollar Tree Stores Inc.                              +                            7,369                 180,541
         Dress Barn Inc.                                      +                            1,218                  35,322
         Drugstore.com Inc.                                   +                            7,600                   6,888
         Duane Reade Inc.                                     +*                           1,259                  38,478
         eBay Inc.                                            +                           16,706                 551,298
         Egghead.com Inc.                                     +                            3,787                   2,249
         Elder-Beerman Stores Corp.                           +                              779                   2,288
         Electronics Boutique Holdings Corp.                  +                            1,502                  26,285
         eToys Inc.                                           +                            8,800                   1,650
         Factory 2-U Stores Inc.                              +                              923                  30,574
         Family Dollar Stores Inc.                                                        10,604                 227,323
         Filene's Basement Corp.                              +                              900                       4
         Footstar Inc.                                        +                            1,097                  54,302
         Fred's Inc.                                                                       1,640                  34,543
         FreeMarkets Inc.                                     +*                           2,371                  45,049
         Genesco Inc.                                         +                            2,099                  51,294
         Genesis Direct Inc.                                  +                            1,193                       1
         Goody's Family Clothing Inc.                         +                            3,491                  15,710
         Guitar Center Inc.                                   +                            1,598                  18,177
         Haverty Furniture Companies Inc.                                                  1,522                  15,030
         Holiday RV Superstores Inc.                          +                              400                   1,750
         Hot Topic Inc.                                       +                            3,864                  63,515
         Intertan Inc.                                        +                            2,053                  23,866
         Intimate Brands Inc.                                                             30,350                 455,250
         Jill (J.) Group Inc. (The)                           +                              954                  14,787
         Jo-Ann Stores Inc.                                   +                            2,502                  16,419
         JumboSports Inc.                                     +                            8,300                      17
         Kenneth Cole Productions "A"                         +                            1,374                  55,304
         Krispy Kreme Doughnuts Inc.                          +*                             705                  58,515
         Lands' End Inc.                                      +*                           1,852                  46,522
         Lillian Vernon Corporation                                                        1,236                   8,652
         Linens 'N Things Inc.                                +                            2,442                  67,460
         Lithia Motors Inc. "A"                               +                            1,725                  21,455
         Lone Star Steakhouse & Saloon Inc.                                                2,249                  21,647
         Mazel Stores Inc.                                    +                              408                   1,173
         Men's Wearhouse Inc. (The)                           +                            2,396                  65,291
         Michaels Stores Inc.                                 +                            1,927                  51,066


         MP3.com Inc.                                         +*                           4,900                  17,609
         MSC Industrial Direct Co. Inc. "A"                   +                            2,211                  39,936
         Neiman-Marcus Group Inc. "A"                         +                            2,792                  99,291
         Neoforma.com Inc.                                    +                            6,838                   5,556
         Network Commerce Inc.                                +                            6,700                   5,025
         99 Cents Only Stores                                 +                            2,006                  54,914
         NPC International Inc.                               +                            2,293                  24,793
         Nyer Medical Group Inc.                              +                            1,220                   4,880
         OfficeMax Inc.                                       +                            7,191                  20,674
         1-800 Contacts Inc.                                  +                              774                  22,156
         O'Reilly Automotive Inc.                             +                            3,404                  91,057
         Outback Steakhouse Inc.                              +                            4,394                 113,695
         Pacific Sunwear of California Inc.                   +                            1,911                  48,969
         Pantry Inc. (The)                                    +                            2,400                  24,000
         Payless Shoesource Inc.                              +                            1,204                  85,183
         PC Connection Inc.                                   +                            1,709                  17,731
         Pier 1 Imports Inc.                                                               6,351                  65,495
         Priceline.com Inc.                                   +                           11,722                  15,385
         PurchasePro.com Inc.                                 +*                           4,200                  73,500
         Right Start (The) Inc.                               +                            3,600                   4,500
         Ross Stores Inc.                                                                  5,000                  84,375
         Ruby Tuesday Inc.                                                                 2,892                  44,103
         Ryan's Family Steak Houses Inc.                      +                            4,791                  45,215
         Saks Inc.                                            +                            9,662                  96,620
         School Specialty Inc.                                +                            2,152                  43,175
         7-Eleven Inc.                                        +                            5,909                  51,704
         Shopko Stores Inc.                                   +                            1,867                   9,335
         Smart & Final Inc.                                   +                            2,130                  18,105
         Sonic Automotive Inc.                                +                            2,812                  19,333
         Spiegel Inc. "A"                                                                  7,393                  31,882
         Stamps.com Inc.                                      +                            4,200                  11,681
         Stein Mart Inc.                                      +                            2,429                  28,237
         Sunglass Hut International Inc.                      +                            4,116                  21,095
         Systemax Inc.                                        +                            2,716                   3,395
         Talbots Inc. (The)                                                                3,808                 173,740
         TBC Corp.                                            +                              882                   4,024
         Too Inc.                                             +                            3,300                  41,250
         Trans World Entertainment Corp.                      +                            3,864                  34,535
         Tuesday Morning Corp.                                +                            3,000                  15,938
         Tweeter Home Entertainment Group Inc.                +                            2,464                  30,030
         Ugly Duckling Corp.                                  +                            2,819                  11,100
         Urban Outfitters Inc.                                +                            1,853                  14,708
         Value City Department Stores Inc.                    +                            2,744                  14,406
         Venator Group Inc.                                   +                            6,863                 106,377
         Ventro Corporation                                   +                            2,900                   2,900
         Webvan Group Inc.                                    +                           10,506                   4,925
         Wet Seal Inc. "A"                                    +                            1,108                  22,783
         Williams-Sonoma Inc.                                 +                            3,388                  67,760
         Wilsons The Leather Experts Inc.                     +                            1,298                  18,172
         Zale Corp.                                           +                            1,704                  49,523
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               6,628,183
         ----------------------------------------------------------------------------------------------------------------

         SEMICONDUCTORS--1.64%
         ----------------------------------------------------------------------------------------------------------------
         Aetrium Inc.                                         +                            1,228                   3,377
         Alliance Semiconductor Corp.                         +                            2,230                  25,227
         Amkor Technology Inc.                                +                           10,273                 159,392
         ANADIGICS Inc.                                       +                            1,914                  31,342
         Atmel Corp.                                          +                           30,020                 348,983
         Axcelis Technologies Inc.                            +                            5,870                  52,096
         AXT Inc.                                             +                            2,592                  85,698
         Cirrus Logic Inc.                                    +                            5,157                  96,694
         Cohu Inc.                                                                         1,718                  23,945
         Credence Systems Corp.                               +                            3,342                  76,866
         Cree Inc.                                            +*                           4,472                 158,896
         Cypress Semiconductor Corp.                          +                            7,547                 148,582
         Elantec Semiconductor Inc.                           +                            1,200                  33,300
         Emcore Corp.                                         +                            2,438                 114,586


         Entegris Inc.                                        +                            4,290                  32,108
         General Semiconductor Inc.                           +                            4,258                  26,613
         Integrated Device Technology Inc.                    +                            6,481                 214,683
         Integrated Silicon Solution Inc.                     +                            2,168                  31,165
         International Rectifier Corp.                        +                            4,005                 120,150
         Intersil Holding Corp.                               +                            2,693                  61,771
         Kopin Corp.                                          +                            3,600                  39,825
         Lam Research Corp.                                   +                            7,699                 111,636
         Lattice Semiconductor Corp.                          +                            6,192                 113,778
         LTX Corp.                                            +                            3,108                  40,258
         MEMC Electronics Materials Inc.                      +                            4,812                  46,616
         Microtune Inc.                                       +                            2,086                  34,549
         OmniVision Technologies Inc.                         +                            3,101                  10,078
         Optical Communication Products Inc.                  +                            1,736                  19,530
         Pericom Semiconductor Corp.                          +                            1,688                  31,228
         Pixelworks Inc.                                      +                            2,194                  49,091
         Rambus Inc.                                          +                            6,132                 221,519
         Transmeta Corp.                                      +*                           7,645                 179,658
         Transwitch Corp.                                     +                            5,066                 198,207
         TriQuint Semiconductor Inc.                          +                            4,892                 213,719
         Varian Semiconductor Equipment Associates Inc.       +                            1,730                  41,088
         Veeco Instruments Inc.                               +                            1,389                  55,734
         Virage Logic Corp.                                   +                            1,566                  23,490
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               3,275,478
         ----------------------------------------------------------------------------------------------------------------

         SOFTWARE--6.57%
         ----------------------------------------------------------------------------------------------------------------
         Active Voice Corp.                                   +                            1,700                  33,575
         Acxiom Corp.                                         +                            5,772                 224,747
         Akamai Technologies Inc.                             +*                           6,777                 142,741
         Allscripts Inc.                                      +                            1,600                  14,950
         American Management Systems Inc.                     +                            2,578                  51,077
         Applied Graphics Technologies Inc.                   +                            1,090                   3,679
         Apropos Technology Inc.                              +                            1,800                  12,825
         Ariba Inc.                                           +                           15,700                 843,875
         At Home Corp. "A"                                    +                           25,907                 143,298
         Avant! Corp.                                         +                            2,717                  49,755
         AvantGo Inc.                                         +                            1,863                  11,644
         Avid Technology Inc.                                 +                            2,096                  38,285
         BEA Systems Inc.                                     +                           15,552               1,046,844
         Blue Martini Software Inc.                           +                            4,407                  58,393
         Cadence Design Systems Inc.                          +                           15,871                 436,453
         Caminus Corp.                                        +*                           1,260                  29,295
         Centillium Communications Inc.                       +*                           1,976                  43,966
         CheckFree Corp.                                      +                            4,781                 205,882
         ChoicePoint Inc.                                     +                            3,068                 201,146
         Chordiant Software Inc.                              +                            3,154                   9,363
         CMGI Inc.                                            +*                          20,155                 112,742
         CNET Networks Inc.                                   +                            7,635                 122,041
         Cobalt Group Inc.                                    +                            2,600                   2,925
         Computer Horizons Corp.                              +                            2,694                   6,567
         Concero Inc.                                         +                              600                   1,800
         Convera Corp.                                        +                            1,004                  17,821
         Corillian Corp.                                      +                            2,647                  31,764
         Corio Inc.                                           +                            3,664                   7,557
         Covad Communications Group Inc.                      +*                           9,711                  16,084
         CSG Systems International Inc.                       +                            3,198                 150,106
         Cybear Group                                         +                              655                     246
         Cyber-Care Inc.                                      +*                           5,200                  11,050
         DataTRAK International Inc.                          +                            1,587                   4,463
         Digi International Inc.                              +                            2,913                  17,842
         Digital Impact Inc.                                  +                            3,503                   8,210
         Digital Island Inc.                                  +*                           4,600                  18,688
         DigitalThink Inc.                                    +*                           2,290                  39,073
         DoubleClick Inc.                                     +                            7,844                  86,284
         DSL.net Inc.                                         +*                           3,700                   1,966
         EarthLink Inc.                                       +                            8,598                  43,259
         eBT International Inc.                               +                            2,669                   5,505


         Ecometry Corp.                                       +                            6,000                  10,500
         Edwards (J.D.) & Co.                                 +                            6,865                 122,283
         Electronic Arts Inc.                                 +*                           8,454                 360,352
         Embarcadero Technologies Inc.                        +                            1,500                  67,500
         eMerge Interactive Inc. "A"                          +*                           2,362                   8,562
         ePresence Inc.                                       +                            2,346                  10,190
         eShare Communications Inc.                           +                            2,181                   2,726
         eSPEED Inc. "A"                                      +                              800                  12,550
         Evolve Software Inc.                                 +                            2,376                  11,583
         eXcelon Corp.                                        +                            2,332                   3,498
         EXE Technologies Inc.                                +                            5,300                  68,900
         Exodus Communications Inc.                           +*                          26,840                 536,800
         Extensity Inc.                                       +                            2,620                  15,761
         FirePond Inc.                                        +                            2,751                  25,963
         Fiserv Inc.                                          +                            7,700                 365,269
         Frontstep Inc.                                       +                              341                   1,172
         Genomica Corp.                                       +                            2,500                  13,203
         Geoworks Corp.                                       +                            1,820                   5,346
         Globix Corp.                                         +                            2,108                   5,797
         GraphOn Corp.                                        +                            2,600                   3,575
         HearMe Inc.                                          +                            7,800                   4,875
         Homestore.com Inc.                                   +                            5,200                 104,650
         i2 Technologies Inc.                                 +                           25,634               1,393,849
         ibasis Inc.                                          +*                           2,400                   9,900
         iBeam Broadcasting Corp.                             +                            8,097                   8,603
         Identix Inc.                                         +                            1,933                  15,174
         Information Resources Inc.                           +                            6,741                  22,330
         Informax Inc.                                        +                            1,697                  17,606
         Informix Corp.                                       +                           17,525                  52,027
         InfoSpace Inc.                                       +*                          18,565                 164,184
         Inktomi Corp.                                        +                            7,344                 131,274
         Innoveda Inc.                                        +                            2,888                   5,957
         InteliData Technologies Corp.                        +                            3,100                   8,041
         Interactive Intelligence Inc.                        +                            3,300                  79,613
         Internet Capital Group Inc.                          +*                           1,984                   6,510
         Internet Pictures Corp.                              +                            3,221                   3,120
         Inter-Tel Inc.                                                                    2,668                  20,510
         iVillage Inc.                                        +                            2,800                   2,975
         JDA Software Group Inc.                              +                            2,263                  29,560
         Keane Inc.                                           +                            3,849                  37,528
         L90 Inc.                                             +                            2,700                  11,644
         Lante Corp.                                          +                            2,834                   4,428
         Legato Systems Inc.                                  +                            5,682                  42,260
         LifeMinders Inc.                                     +                            2,100                   7,350
         Lightspan Inc.                                       +                            4,460                   6,411
         Liquid Audio Inc.                                    +                            2,300                   5,894
         Loudeye Technologies Inc.                            +                            3,412                   4,052
         Macromedia Inc.                                      +                            3,289                 199,807
         Manugistics Group Inc.                               +                            3,558                 202,806
         Mediaplex Inc.                                       +                            1,900                   1,544
         Mercator Software Inc.                               +                            1,682                   9,041
         National Data Corp.                                                               1,916                  70,174


         Net2Phone Inc.                                       +                            6,000                  44,250
         Netcentives Inc.                                     +*                           3,900                  14,869
         netGuru Inc.                                         +*                           1,600                   6,300
         Netpliance Inc.                                      +                            3,827                   2,033
         Network Associates Inc.                              +                            9,017                  37,759
         Netzee Inc.                                          +                            2,300                     863
         NetZero Inc.                                         +                            6,400                   5,600
         New Era of Networks Inc.                             +                            2,188                  12,855
         NorthPoint Communications Group Inc.                 +                            8,900                   3,059
         Numerical Technologies Inc.                          +                            1,548                  27,961
         Objective Systems Integrator Inc.                    +                            4,184                  73,743
         Openwave Systems Inc.                                +                           10,392                 498,166
         Optika Inc.                                          +                            2,200                   1,719
         Opus360 Corp.                                        +                            2,786                     871
         Pegasystems Inc.                                     +                            4,283                   9,904
         Peregrine Systems Inc.                               +                            8,864                 175,064
         Per-Se Technologies Inc.                             +                                1                       3
         Pinnacle Systems Inc.                                +                            2,668                  19,677
         Pixar Inc.                                           +*                           2,588                  77,640
         PLATO Learning Inc.                                  +                            3,600                  54,225
         Previo Inc.                                          +                            2,300                   7,763
         Prodigy Communications Corp. "A"                     +                            3,738                   5,607
         Promotions.com. Inc.                                 +                            2,000                     688
         PSINET Inc.                                          +*                          12,580                   9,042
         RadiSys Corp.                                        +                              963                  24,918
         Rational Software Corp.                              +                           11,576                 450,741
         Razorfish Inc. "A"                                   +                            5,150                   8,369
         RealNetworks Inc.                                    +                           10,088                  87,640
         Remedy Corp.                                         +                            3,373                  55,865
         Resonate Inc.                                        +*                           1,960                  18,620
         Reynolds & Reynolds Co. "A"                                                       4,877                  98,759
         Rhythms Netconnections Inc.                          +                            5,200                   5,850
         Saba Software Inc.                                   +*                           3,033                  47,770
         Seachange International Inc.                         +                            1,209                  24,558
         SeeBeyond Technology Corp.                           +                            5,000                  51,250
         SignalSoft Corp.                                     +                            2,244                  22,019
         Simione Central Holdings Inc.                        +                               56                     182
         SkillSoft Corp.                                      +                            3,159                  59,231
         SpeechWorks International Inc.                       +                            2,100                 103,031
         Structural Dynamics Research Corp.                   +                            3,927                  39,270
         Support.com Inc.                                     +                            2,388                  48,357
         Sybase Inc.                                          +                            6,256                 123,947
         Symantec Corp.                                       +                            5,037                 168,110
         Synplicity Inc.                                      +                            2,100                  30,450
         SynQuest Inc.                                        +                            2,475                  18,253
         Talarian Corp.                                       +                            1,566                   5,481
         TeleCommunication Systems Inc.                       +                            1,100                   3,713
         3Dfx Interactive Inc.                                +                            3,954                     989
         TIBCO Software Inc.                                  +                           12,400                 594,425
         Total System Services Inc.                           *                           13,681                 306,112
         TriZetto Group Inc. (The)                            +                            3,100                  51,731
         Ulticom Inc.                                         +                            2,644                  90,061
         United Leisure Corp.                                 +                            1,400                   2,975
         USinternetworking Inc.                               +*                           5,625                  28,125
         ValueClick Inc.                                      +                            3,120                  15,405
         VIA NET.WORKS Inc.                                   +                            4,395                  16,756
         Vicinity Corp.                                       +                            2,374                   7,048
         Viewpoint Corp.                                      +                            2,281                  12,403
         Vignette Corp.                                       +                           14,744                 265,392
         V-One Corp.                                          +                            2,900                   1,813
         webMethods Inc.                                      +*                           2,956                 262,899
         Wind River Systems Inc.                              +                            4,998                 170,557
         Witness Systems Inc.                                 +                            1,800                  24,300
         Worldwide Xceed Group Inc.                           +                            1,508                     189
         ZipLink Inc.                                         +                            2,400                     975
         ZixIt Corp.                                          +*                             849                   7,429
         ----------------------------------------------------------------------------------------------------------------
                                                                                                              13,088,642
         ----------------------------------------------------------------------------------------------------------------


         ----------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATION EQUIPMENT--2.40%
         ----------------------------------------------------------------------------------------------------------------
         ADTRAN Inc.                                          +                            2,418                  51,383
         Advanced Fibre Communications Inc.                   +                            5,085                  91,848
         Advanced Switching Communications Inc.               +                            3,413                  16,638
         AltiGen Communications Inc.                          +                            4,300                   4,838
         American Tower Corp.                                 +*                          10,671                 404,164
         ANTEC Corp.                                          +                            2,793                  22,082
         Avanex Corp.                                         +*                           3,946                 235,034
         Ciena Corp.                                          +                           18,038               1,467,842
         Commscope Inc.                                       +                            3,405                  56,395
         Corvis Corp.                                         +*                          22,585                 537,805
         Cosine Communications Inc.                           +*                           6,899                  95,724
         DMC Stratex Networks Inc.                            +                            4,160                  62,400
         Endwave Corp.                                        +                            2,600                   8,125
         Glenayre Technologies Inc.                           +                            4,286                  15,135
         Handspring Inc.                                      +*                             820                  31,929
         Harmonic Inc.                                        +                            3,553                  20,208
         Harris Corp.                                                                      4,200                 128,625
         Integrated Telecom Express Inc.                      +                            2,206                  10,547
         Ixia                                                 +                            2,956                  67,619
         NEON Communications Inc.                             +                              892                   5,798
         Netergy Networks Inc.                                +                            2,583                   4,843
         Network Engines Inc.                                 +                            2,444                  10,234
         New Focus Inc.                                       +*                             470                  16,333
         Nx Networks Inc.                                     +                            4,600                   2,875
         Oplink Communications Inc.                           +*                           9,617                 172,505
         Peco II Inc.                                         +                            1,308                  33,845
         RF Micro Devices Inc.                                +*                          10,152                 278,546
         SBA Communications Corp.                             +                            2,200                  90,338
         Sonus Networks Inc.                                  +*                           1,074                  27,119
         Spectrasite Holdings Inc.                            +                            8,500                 112,625
         Sycamore Networks Inc.                               +                           17,300                 644,425
         Telaxis Communications Corp.                         +                            1,737                   3,148
         Williams Communications Group Inc.                   +*                           4,300                  50,525
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               4,781,500
         ----------------------------------------------------------------------------------------------------------------

         TELECOMMUNICATIONS--7.28%
         ----------------------------------------------------------------------------------------------------------------
         ACTV Inc.                                            +                            2,567                  10,910
         Adaptive Broadband Corp.                             +                            2,644                  16,195
         Adelphia Business Solutions Inc.                     +                            2,525                  10,731
         Advanced Radio Telecom Corp.                         +                            2,885                   2,975
         Aether Systems Inc.                                  +*                           2,500                  97,813
         AirGate PCS Inc.                                     +                            1,100                  39,050
         Airnet Communications Corp.                          +*                           2,639                  17,813
         Alamosa PCS Holdings Inc.                            +                            3,936                  31,488
         Alaska Communications Systems Group                  +                            5,700                  41,325
         Allegiance Telecom Inc.                              +                            7,328                 163,163
         Allen Telecom Inc.                                   +                            2,811                  50,422
         Allied Riser Communications Corp.                    +                            3,800                   7,719
         American Access Technologies Inc.                    +                            2,800                   3,325
         Anaren Microwave Inc.                                +                            1,506                 101,184
         Anixter International Inc.                           +                            1,873                  40,504
         Applied Digital Solutions Inc.                       +                            3,900                   2,681
         Applied Signal Technology Inc.                                                    2,475                  12,607
         Arch Wireless Inc.                                   +                            5,166                   3,229
         Arguss Communications Inc.                           +                            1,271                  11,598
         Aspect Communications Corp.                          +                            3,988                  32,091
         At Comm Corporation                                  +                              800                  16,000
         Audiovox Corp. "A"                                   +                            1,336                  12,024
         Avocent Corporation                                  +                            3,047                  82,269
         Aware Inc.                                           +                            2,327                  41,304
         Bogen Communications International Inc.              +                            1,000                   4,250
         Boston Communications Group Inc.                     +                            1,300                  36,238
         Broadwing Inc.                                       +                           13,326                 303,999
         Carrier Access Corp.                                 +                            1,356                  12,204
         Catapult Communications Corp.                        +                            1,500                  25,125


         C-COR.net Corp.                                      +                            2,770                  26,921
         Celeritek Inc.                                       +                            1,200                  45,750
         Cellular Technical Services Co. Inc.                 +                            1,000                   2,813
         Centennial Cellular Corp. "A"                        +                            6,072                 113,850
         Choice One Communications Inc.                       +*                           3,057                  28,468
         Citizen Communications Co.                           +                           18,157                 238,311
         Com21 Inc.                                           +                            5,130                  24,047
         Commonwealth Telephone Enterprises Inc.              +                            1,623                  56,805
         Comtech Telecommunications Corp.                     +                            1,200                  18,675
         Conestoga Enterprises Inc.                                                        1,057                  18,225
         Convergent Communications Inc.                       +                            4,100                   2,434
         Copper Mountain Networks Inc.                        +                            3,100                  18,309
         Cosair Communications Inc.                           +                            1,759                  12,533
         Cox Communications Inc. "A"                          +                           35,901               1,671,640
         Crown Castle International Corp.                     +                           12,909                 349,350
         CT Communications Inc.                                                            1,200                  16,875
         CTC Communications Group Inc.                        +                            1,938                   8,963
         Cypress Communications Inc.                          +                            6,782                   6,146
         D&E Communications Inc.                                                             973                  20,555
         Data Critical Corp.                                  +                            2,300                   5,678
         Data Race Inc.                                       +                            3,209                   2,407
         Davox Corp.                                          +                            1,762                  17,180
         Deltathree Inc.                                      +                            2,063                   2,450
         Digital Lightware Inc.                               +                            1,977                  62,646
         Ditech Communications Corp.                          +                            1,800                  28,913
         Dobson Communications Corp. "A"                      +                            6,625                  96,891
         e.spire Communications Inc.                          +                            7,893                   3,947
         Echostar Communications Corp.                        +                           14,756                 335,699
         Efficient Networks Inc.                              +*                           4,100                  54,838
         EMS Technologies Inc.                                +                            1,920                  22,320
         Emulex Corp.                                         +                            4,608                 368,352
         Finisar Corp.                                        +*                          11,000                 319,000
         Focal Communications Corp.                           +                            4,200                  29,400
         General Communication Inc. "A"                       +                            5,033                  35,231
         General DataComm Industries Inc.                     +                            3,900                   4,144
         General Motors "H"                                   +                           47,743               1,098,089
         Gentner Communications Corp.                         +                            1,500                  17,625
         Global Telesystems Inc.                              +                           13,672                  11,109
         GoAmerica Inc.                                       +*                           3,846                  20,672
         Hickory Tech Corp.                                                                1,303                  26,712
         High Speed Access Corp.                              +                            8,400                   8,925
         Hungarian Telephone and Cable Corp.                  +                            1,300                   7,475
         ICG Communications Inc.                              +*                           3,058                     367
         IDT Corp.                                            +                            3,739                  76,182
         I-Link Inc.                                          +                            2,839                   2,218
         Illuminet Holdings Inc.                              +                            1,800                  41,288
         Inet Technologies Inc.                               +                            3,100                 125,550
         Infonet Services Corp. "B"                           +                           19,395                  96,975
         InterDigital Communications Corp.                    +                            3,187                  17,230
         Interspeed Inc.                                      +                            2,000                     563
         InterVoice-Brite Inc.                                +                            2,790                  20,228
         ITC DeltaCom Inc.                                    +                            3,294                  17,757
         LCC International Inc. "A"                           +                            2,000                  21,750
         Leap Wireless International Inc.                     +                            1,855                  46,375
         Level 3 Communications Inc.                          +                           23,341                 765,877
         Lexent Inc.                                          +                            2,535                  43,412
         Liberty Satellite & Technology Inc. "A"              +                            3,100                   9,784
         Lightbridge Inc.                                     +                            1,890                  24,806
         Lightpath Technologies Inc. "A"                      +                            3,100                  43,013
         Loral Space & Communications Ltd.                    +                           17,697                  56,409
         MarketWatch.com Inc.                                 +                            2,525                   7,575
         Mastec Inc.                                          +                            3,042                  60,840
         MCK Communications Inc.                              +                            1,300                  10,969
         McLeodUSA Inc. "A"                                   +*                          38,554                 544,575
         MessageMedia Inc.                                    +                            2,357                   1,031
         Metricom Inc.                                        +*                           2,287                  23,013
         Metro One Telecommunications Inc.                    +                            1,410                  35,250


         Metrocall Inc.                                       +                            7,310                   3,427
         Metromedia Fiber Network Inc. "A"                    +*                          29,822                 301,948
         Motient Corp.                                        +                            3,084                  12,336
         Mpower Communications Corp.                          +                            5,148                  26,384
         MRV Communications Inc.                              +*                           4,164                  55,694
         Natural Microsystems Corp.                           +                            1,980                  19,553
         Netro Corp.                                          +                            3,300                  22,894
         Network Access Solutions Corp.                       +                            4,600                   2,875
         Network Plus Corp.                                   +*                           3,300                   8,250
         Newport Corp.                                                                     2,005                 157,612
         Next Level Communications Inc.                       +*                           5,200                  59,150
         Nextel Partners Inc. "A"                             +                           11,000                 184,938
         NTELOS Inc.                                                                       1,582                  27,883
         NTL Inc.                                             +*                          17,378                 415,986
         Nucentrix Broadband Networks Inc.                    +*                           1,300                  14,625
         NumereX Corp. "A"                                    +                            2,000                  16,500
         Optical Cable Corp.                                  +*                           3,152                  28,560
         Pac-West Telecomm Inc.                               +                            2,800                   9,625
         PanAmSat Corp.                                       +                            1,154                  40,029
         P-Com Inc.                                           +                            4,105                  12,572
         Plantronics Inc.                                     +                            3,720                 174,840
         Pliant Systems Inc.                                  +*                           2,200                   2,544
         Powertel Inc.                                        +                            2,117                 131,122
         Powerwave Technologies Inc.                          +                            3,813                 223,061
         Price Communications Corp.                           +                            3,564                  59,920
         Primus Telecommunications Group Inc.                 +                            2,354                   5,444
         Proxim Inc.                                          +                            1,396                  60,028
         PTEK Holdings Inc.                                   +                            4,348                   6,250
         RCN Corp.                                            +                            5,617                  35,457
         Rural Cellular Corp. "A"                             +                            1,086                  32,173
         Savvis Communications Corp.                          +                            6,224                   5,446
         SDL Inc.                                             +*                           5,594                 828,961
         Sirius Satellite Radio Inc.                          +                            3,037                  90,920
         Somera Communications Inc.                           +                            5,500                  47,781
         Spectralink Corp.                                    +                            2,266                  32,715
         STAR Telecommunications Inc.                         +                            4,590                   4,590
         Startec Global Communications Corp.                  +                            3,401                  13,179
         STM Wireless Inc. "A"                                +                            1,900                   5,581
         Superior Telecom Inc.                                +*                           4,027                   7,802
         Talk.com Inc.                                        +                            8,388                  12,058
         Tekelec                                              +                            3,821                 114,630
         TeleCorp PCS Inc.                                    +                           11,015                 246,461
         Teligent Inc. "A"                                    +*                           3,365                   6,520
         Telocity Inc.                                        +                            6,837                  13,674
         Telular Corp.                                        +                            2,600                  13,163
         Terayon Communications Systems Inc.                  +*                           3,868                  15,714
         Tessco Technologies Inc.                             +                              762                  13,716
         Time Warner Telecom Inc. "A"                         +                            2,500                 158,594
         Tollgrade Communications Inc.                        +                              928                  33,872
         Triton PCS Holdings Inc. "A"                         +                            3,700                 125,569
         Tut Systems Inc.                                     +                            2,700                  22,275
         U.S. Wireless Corp.                                  +*                           1,400                   6,125
         United States Cellular Corp.                         +*                           5,709                 343,967
         Ursus Telecom Corp.                                  +                            3,900                   1,463
         US LEC Corp. "A"                                     +                            1,881                   9,052
         VerticalNet Inc.                                     +                            5,400                  35,944
         Viasat Inc.                                          +                            1,314                  17,246
         Viatel Inc.                                          +*                           3,759                  13,979
         Vixel Corp.                                          +                            3,900                   7,313
         Voicestream Wireless Corp.                           +                           10,105               1,016,816
         VTEL Corp.                                           +                            2,700                   2,363
         WebEx Communications Inc.                            +*                           2,500                  52,188
         WebLink Wireless Inc.                                +                            5,172                  17,779
         West Teleservices Corp.                              +                            4,233                 119,053
         Westell Technologies Inc.                            +                            3,058                   9,365
         Western Wireless Corp. "A"                           +                            4,526                 177,363
         Winstar Communications Inc.                          +                            6,499                  75,957


         World Access Inc.                                    +*                           3,390                   8,157
         WorldGate Communications Inc.                        +                            1,700                   6,481
         XETA Corp.                                           +                            1,300                  13,000
         Zoom Telephonics Inc.                                +                            2,200                   7,288
         Z-Tel Technologies Inc.                              +*                           3,200                  16,600
         ----------------------------------------------------------------------------------------------------------------
                                                                                                              14,506,046
         ----------------------------------------------------------------------------------------------------------------

         TELEPHONE--0.34%
         ----------------------------------------------------------------------------------------------------------------
         Covista Communications Inc.                          +                            1,984                   2,728
         Intermedia Communications Inc.                       +*                           3,374                  24,251
         Telephone & Data Systems Inc.                                                     3,836                 345,240
         XO Communications Inc. "A"                           +*                          17,244                 307,159
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 679,378
         ----------------------------------------------------------------------------------------------------------------

         TEXTILES--0.77%
         ----------------------------------------------------------------------------------------------------------------
         Cintas Corp.                                         *                           10,495                 558,203
         Coach Inc.                                           +                            2,700                  77,625
         Columbia Sportswear Co.                              +                            1,629                  81,043
         Cone Mills Corp.                                     +                            3,737                   9,576
         Culp Inc.                                                                           581                   1,162
         Cutter & Buck Inc.                                   +*                           2,304                  17,568
         Dan River Inc. "A"                                   +                            1,800                   3,996
         G&K Services Inc. "A"                                                             2,016                  56,700
         Gerber Childrenswear Inc.                            +                            1,474                   6,725
         Guess ? Inc.                                         +                            2,319                  12,320
         Guilford Mills Inc.                                                               2,139                   3,476
         Hallwood Group Inc.                                  +                              600                   2,325
         Kellwood Co.                                                                      2,167                  45,778
         Mohawk Industries Inc.                               +                            3,065                  83,904
         Nautica Enterprises Inc.                             +                            2,466                  37,568
         Oxford Industries Inc.                                                            1,514                  23,089
         Polo Ralph Lauren Corp.                              +                            2,206                  49,221
         Quaker Fabric Corp.                                  +                            5,100                  20,400
         Quiksilver Inc.                                      +                            1,669                  32,337
         Shaw Industries Inc.                                                              7,495                 141,937
         Sirena Apparel Group Inc. (The)                      +                              300                       1
         Starter Corp.                                        +                            3,200                       3
         Tag-It Pacific Inc.                                  +                              500                   2,031
         Tarrant Apparel Group                                +                            2,213                   8,022
         Timberland Co. "A"                                   +                            2,452                 163,978
         Westpoint Stevens Inc.                                                            3,330                  24,942
         Wolverine World Wide Inc.                                                         4,159                  63,425
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               1,527,355
         ----------------------------------------------------------------------------------------------------------------

         TOBACCO--0.19%
         ----------------------------------------------------------------------------------------------------------------
         R.J. Reynolds Tobacco Holdings Inc.                                               6,300                 307,125
         Universal Corporation                                                             1,306                  45,710
         Vector Group Ltd.                                    *                            1,642                  25,964
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 378,799
         ----------------------------------------------------------------------------------------------------------------

         TOYS / GAMES / HOBBIES--0.07%
         ----------------------------------------------------------------------------------------------------------------
         Action Performance Companies Inc.                    +*                           1,745                   4,144
         Boyds Collection Ltd. (The)                          +                            5,400                  50,288
         Department 56 Inc.                                   +                            1,308                  15,042
         Fotoball USA Inc.                                    +                            2,400                   2,700
         Jakks Pacific Inc.                                   +                            1,528                  13,943
         Marvel Enterprises Inc.                              +                            3,233                   4,647
         Media Arts Group Inc.                                +                            2,281                   9,837
         Topps Co. (The)                                      +                            4,511                  41,445
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 142,046
         ----------------------------------------------------------------------------------------------------------------

         TRANSPORTATION--1.06%
         ----------------------------------------------------------------------------------------------------------------
         ABC Rail Products Corp.                              +                            1,831                  11,100
         Airborne Inc.                                                                     2,660                  25,935
         Airnet Systems Inc.                                  +                            5,219                  19,897
         Alexander & Baldwin Inc.                                                          1,900                  49,875
         Allied Holdings Inc.                                 +                              490                   1,348


         American Freightways Corp.                           +                            2,215                  61,882
         Arkansas Best Corp.                                  +                            1,023                  18,734
         Arnold Industries Inc.                                                            2,724                  49,032
         Atlas Air Inc.                                       +                            2,404                  78,431
         Avis Group Holdings Inc.                             +                            2,100                  68,381
         Budget Group Inc.                                    +                            1,609                   3,419
         CH Robinson Worldwide Inc.                                                        5,686                 178,754
         CNF Transportation Inc.                                                           3,238                 109,485
         Consolidated Freightways Corp.                       +                            1,266                   5,301
         Dollar Thrifty Automotive Group Inc.                 +                            1,679                  31,481
         EGL Inc.                                             +                            3,073                  73,560
         Expeditors International Washington Inc.                                          3,404                 182,752
         Florida East Coast Industries Inc.                                                2,523                  90,513
         Forward Air Corp.                                    +                              993                  37,051
         Fritz Companies Inc.                                 +                            3,622                  21,958
         Heartland Express Inc.                               +                            2,142                  48,864
         Hunt (J.B.) Transport Services Inc.                                               2,492                  41,897
         Hvide Marine Inc. "A"                                +                                5                       1
         Kirby Corp.                                          +                            2,435                  51,135
         Landair Corp.                                        +                            2,000                   7,500
         Landstar System Inc.                                 +                              564                  31,267
         M.S. Carriers Inc.                                   +                            1,048                  34,322
         Maritrans Inc.                                                                      540                   4,455
         Motor Cargo Industries Inc.                          +                              400                   2,700
         Offshore Logistics Inc.                              +*                           1,491                  32,126
         Overseas Shipholding Group Inc.                                                   1,746                  40,049
         Petroleum Helicopters NV                             +                            1,345                  16,791
         Roadway Express Inc.                                                              1,765                  37,396
         Simon Transportation Services Inc.                   +                              500                   2,656
         Swift Transportation Co. Inc.                        +                            4,041                  80,062
         United Parcel Service Inc.                                                        5,900                 346,994
         US Freightways Corp.                                                              1,375                  41,357
         USA Truck Inc.                                       +                              547                   3,009
         Werner Enterprises Inc.                                                           3,022                  51,374
         Wisconsin Central Transportation Corp.               +                            4,587                  69,092
         Yellow Corporation                                   +                            2,448                  49,840
         ----------------------------------------------------------------------------------------------------------------
                                                                                                               2,111,776
         ----------------------------------------------------------------------------------------------------------------

         TRUCKING & LEASING--0.14%
         ----------------------------------------------------------------------------------------------------------------
         AMERCO                                               +                            1,611                  31,616
         GATX Corporation                                                                  2,804                 139,850
         International Aircraft Investors                     +                            1,400                   7,613
         Rollins Truck Leasing Corp.                                                       5,430                  43,440
         Willis Lease Finance Corp.                           +                            2,468                  24,680
         Xtra Corp.                                           +                              687                  32,976
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 280,175
         ----------------------------------------------------------------------------------------------------------------

         WATER--0.19%
         ----------------------------------------------------------------------------------------------------------------
         American Water Works Inc.                                                         5,709                 167,702
         Azurix Corp.                                         +                            9,800                  80,238
         California Water Service Group                                                    1,464                  39,528
         Connecticut Water Service Inc.                                                      667                  20,427
         Philadelphia Suburban Corp.                                                       2,765                  67,743
         ----------------------------------------------------------------------------------------------------------------
                                                                                                                 375,638
         ----------------------------------------------------------------------------------------------------------------

         TOTAL COMMON STOCKS
         (Cost: $213,671,880)                                                                                194,224,255
         ----------------------------------------------------------------------------------------------------------------

         Security                                                                    FACE AMOUNT                   VALUE
         ----------------------------------------------------------------------------------------------------------------

         SHORT TERM INSTRUMENTS--9.29%
         ----------------------------------------------------------------------------------------------------------------
         Federal Home Loan Mortgage Corporation Discount Note
           6.51%, 01/16/01                                    +++                      4,822,099               4,822,099
         Goldman Sachs Financial Square Prime Obligation Fund
                                                              +++                      2,249,721               2,249,721
         Providian Temp Cash Money Market Fund
                                                              +++                      5,580,289               5,580,289


         Short Term Investment Company Liquid Assets Portfolio
                                                              +++                      4,784,038               4,784,038
         U.S. Treasury Bill
           5.70%**, 03/22/01                                  ++                       1,100,000               1,086,265
         ----------------------------------------------------------------------------------------------------------------
         TOTAL SHORT TERM INSTRUMENTS
         (Cost: $18,521,965)                                                                                  18,522,412
         ----------------------------------------------------------------------------------------------------------------

         Security                                                                   FACE AMOUNT                   VALUE
         ----------------------------------------------------------------------------------------------------------------

         REPURCHASE AGREEMENT-1.25%
         ----------------------------------------------------------------------------------------------------------------
         Investors Bank & Trust Tri Party Repurchase Agreement,
         dated 12/29/00, due 01/02/01,  with a  value of
         $2,488,755    and an effective yield of 5.73%                                  2487,172               2,487,172
         ----------------------------------------------------------------------------------------------------------------
         TOTAL REPURCHASE AGREEMENT
         (Cost: $2,487,172)                                                                                   2,487,172
         ----------------------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS IN SECURITIES -- 108.02%
         (Cost $234,681,017)                                                                                215,233,839
         ----------------------------------------------------------------------------------------------------------------
         Other Assets, Less Liabilities -- (8.02%)                                                          (15,982,657)
         ----------------------------------------------------------------------------------------------------------------
         NET ASSETS -- 100.00%                                                                             $199,251,182
         ================================================================================================================

*   Denotes all or part of security on loan. See Note 4.
**  Yield to Maturity.
+   Non-income earning securities.
++ This U.S. Treasury Bill is held in a segregated account in connection with the Master Portfolio's holdings of index futures contracts. See Note 1.
+++ Represents   investment  of  collateral  received  from  securities  lending transactions. See Note 4.


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2000
--------------------------------------------------------------------------------

ASSETS

Investments at market value (Cost:  $234,681,017) (Note 1)      $215,233,839
Receivables:
       Investment securities sold                                  1,492,790
       Dividends and interest                                        260,973
                                                                ------------
Total Assets                                                     216,987,602
                                                                ------------
LIABILITIES
Payables:
       Investment securities purchased                               142,173
       Due to broker - variation margin                               75,900
       Collateral for securities loaned (Note 4)                  17,436,147
       Due to BGFA (Note 2)                                           45,813
       Due to BGI and Stephens (Note 2)                               36,387
                                                                ------------
Total Liabilities                                                 17,736,420
                                                                ------------
NET ASSETS                                                      $199,251,182
                                                                ============


--------------------------------------------------------------------------------


THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2000
--------------------------------------------------------------------------------

NET INVESTMENT INCOME
       Dividends (Net of foreign withholding tax of $306)                          $  1,917,892
       Interest (Includes securities lending income of $48,649)                         518,317
                                                                                   ------------
Total investment income                                                               2,436,209
                                                                                   ------------
EXPENSES (NOTE 2)
       Advisory fees                                                                    189,177
       Administration fees                                                               47,294
                                                                                   ------------
Total expenses                                                                          236,471
                                                                                   ------------
Net investment income                                                                 2,199,738
                                                                                   ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
       Net realized gain on sale of investments                                      22,795,290
       Net realized loss on sale of futures contracts                                (1,044,395)
       Net change in unrealized appreciation (depreciation) of investments          (63,860,394)
       Net change in unrealized appreciation (depreciation) of futures contracts       (233,850)
                                                                                   ------------
Net loss on investments                                                             (42,343,349)
                                                                                   ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                               $(40,143,611)
                                                                                   ============

--------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EXTENDED INDEX MASTER PORTFOLIO
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      FOR THE YEAR ENDED  FOR THE PERIOD ENDED
                                                                      DECEMBER 31,  2000    DECEMBER 31, 1999*
                                                                      ------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
       Net investment income                                               $   2,199,738       $   1,614,308
       Net realized gain                                                      21,750,895           9,035,857
       Net change in unrealized appreciation (depreciation)                  (64,094,244)         44,735,266
                                                                           -------------       -------------
Net increase (decrease) in net assets resulting from operations              (40,143,611)         55,385,431
                                                                           -------------       -------------
INTERESTHOLDER TRANSACTIONS:
       Contributions                                                         163,481,883         215,020,329
       Withdrawals                                                          (126,543,641)        (67,949,209)
                                                                           -------------       -------------
Net increase in net assets resulting from interestholder transactions         36,938,242         147,071,120
                                                                           -------------       -------------
Increase (decrease) in net assets                                             (3,205,369)        202,456,551

NET ASSETS:
Beginning of period                                                          202,456,551                  --
                                                                           -------------       -------------
End of period                                                              $ 199,251,182       $ 202,456,551
                                                                           =============       =============

--------------------------------------------------------------------------------

* For the period from March 1, 1999 (commencement of operations) to December 31, 1999.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

EXTENDED INDEX MASTER PORTFOLIO
NOTES TO THE FINANCIAL STATEMENTS


1.   SIGNIFICANT ACCOUNTING POLICIES

     Master Investment Portfolio ("MIP") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware business trust. MIP currently issues the following separate portfolios: Asset Allocation, Bond Index, Extended Index, International Index, LifePath Income, LifePath 2010, LifePath 2020, LifePath 2030, LifePath 2040, Money Market, Russell 2000 Index, S&P 500 Index and U.S. Equity Index Master Portfolios.

     These financial statements relate to the Extended Index Master Portfolio (the "Master Portfolio").

     The following is a summary of significant accounting policies which are consistently followed by MIP in the preparation of its financial statements, and such policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION

     The equity securities of the Master Portfolio are valued at the last reported sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. U.S. Government obligations are valued at the last reported bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Any securities, restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by MIP's Board of Trustees.

     SECURITY TRANSACTIONS AND INCOME RECOGNITION

     Security transactions are accounted for on the date the securities are purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on a daily accrual basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Original issue discount and discount on securities purchased are accreted as interest income using a constant yield to maturity method. The Master Portfolio does not amortize premiums on securities purchased.

     FEDERAL INCOME TAXES

     MIP believes that the Master Portfolio has and will continue to be operated in a manner so as to qualify it as a partnership for federal income tax purposes. Provided that the Master Portfolio so qualifies, it will not be subject to any federal income tax on its income and gain (if any). However, each investor in the Master Portfolio will be taxed on its distributive share of the Master Portfolio's taxable income in determining its federal income tax liability. As a partnership for federal income tax purposes, the Master Portfolio will be deemed to have "passed through" to interestholders any interest, dividends, gains or losses for such purposes. The determination of such share will be made in accordance with the Internal Revenue Code of 1986, as amended (the "Code"), and regulations promulgated thereunder.

     It is intended that the Master Portfolio's assets, income and distributions will be managed in such a way that an entity electing and qualifying as a "regulated investment company" under the Code can continue to so qualify by investing substantially all of its assets through the Master Portfolio, provided that the regulated investment company meets other requirements for such qualifications not within the control of the Master Portfolio (e.g., distributing at least 90% of the regulated investment company's "investment company taxable income" annually).

     FUTURES CONTRACTS

     The Master Portfolio may purchase long futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Master Portfolio is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Master Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Master Portfolio as unrealized gains or losses. When the contract is closed, the Master Portfolio records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Master Portfolio is required to segregate cash, U.S. Government securities or high quality, liquid debt instruments in connection with long futures transactions. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.


     As of December 31, 2000, the Master Portfolio had the following open long futures contracts outstanding:


-----------------------------------------------------------------------------
 NUMBER OF        FUTURES     EXPIRATION         NOTIONAL    NET UNREALIZED
 CONTRACTS          INDEX           DATE   CONTRACT VALUE      APPRECIATION
-----------------------------------------------------------------------------
   14        Russell 2000       03/16/01       $ 3,421,600     $ 88,200


-----------------------------------------------------------------------------


     The Master Portfolio has pledged to brokers a U.S. Treasury Bill for initial margin requirements with a face amount of $1,100,000.

     REPURCHASE AGREEMENTS

     Transactions involving purchases of securities under agreements to resell such securities at a specified price and time ("repurchase agreements") are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Master Portfolio's Schedule of Investments. The advisor to the Master Portfolio may pool the Master Portfolio's cash and invest in repurchase agreements entered into by the other Master Portfolios. The Master Portfolio's prospectus requires that the cash investments be fully collateralized based on values that are marked to market daily. The collateral is generally held by an agent bank under a tri-party agreement. It is the advisor's responsibility to value collateral daily and to obtain additional collateral as necessary to maintain the value at equal to or greater than the repurchase price.

     The repurchase agreement entered into on December 29, 2000 by the Master Portfolio was fully collateralized by U.S. Government obligations with a rate of 6.38%, a maturity date of 08/15/02 and an aggregate market value of $2,539,131.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFLIATES

     Pursuant to an Investment Advisory Contract with the Master Portfolio, Barclays Global Fund Advisors ("BGFA") provides investment guidance and policy direction in connection with the management of the Master Portfolio's assets. BGFA is an indirect subsidiary of Barclays Bank PLC. BGFA is entitled to receive 0.08% of the average daily net assets of the Master Portfolio, as compensation for advisory services.

     Investors Bank & Trust Company ("IBT") serves as the custodian to the Master Portfolio. IBT will not be entitled to receive fees for its custodial services so long as it is entitled to receive a separate fee from Barclays Global Investors, N.A. ("BGI") for its services as sub-administrator of the Master Portfolio. Beginning on February 22, 2001, IBT will be entitled to receive custodial fees from the Master Portfolio.

     Stephens Inc. ("Stephens"), is the sponsor and placement agent for the Master Portfolio.

     MIP has entered into administration services arrangements with BGI and Stephens, as co-administrators, who have agreed jointly to provide general administration services to the Master Portfolio such as managing and coordinating third-party service relationships. BGI and Stephens are entitled to receive a fee at an annual rate of 0.02% of the average daily net assets of the Master Portfolio. BGI and Stephens may delegate certain of their administration duties to sub-administrators.

     Certain officers and trustees of MIP are also officers of Stephens. As of December 31, 2000 these officers of Stephens collectively owned less than 1% of the Master Portfolio's outstanding beneficial interests.

3.   INVESTMENT PORTFOLIO TRANSACTIONS

     For the year ended December 31, 2000, purchases and sales of investments (excluding short-term investments and U.S. Government obligations) for the Master Portfolio were as follow:

                           Purchases at cost          $124,813,820
                           Sales proceeds               86,046,369

     At December 31, 2000, the cost of investments for federal income tax purposes was $235,787,351. Net unrealized depreciation aggregated $20,553,512, of which $41,510,196 represented gross unrealized appreciation on securities and $62,063,708 represented gross unrealized depreciation on securities.

4.   PORTFOLIO SECURITIES LOANED

     As of December 31, 2000, the Master Portfolio had loaned securities which were collateralized by U.S. Government Agency obligations and money market mutual funds. The Master Portfolio receives transaction fees for providing services in connection with the securities lending program. The risks to the Master Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

     The value of the securities on loan at December 31, 2000 was $16,571,977 and the value of the related collateral was $17,436,147.


5.   FINANCIAL HIGHLIGHTS

     The ratios of expenses to average net assets, net investment income to average net assets, portfolio turnover rates (excluding short-term investments) and total returns for the Master Portfolio were as follows:



                                                FOR THE          FOR THE
                                             YEAR ENDED     PERIOD ENDED
                                           DECEMBER 31,     DECEMBER 31,
                                                   2000             1999 *
----------------------------------------------------------------------------


        Ratio of expenses to         +            0.10%            0.10%
        average net assets

        Ratio of net investment      +            0.93%            1.26%
        income to average net assets

        Portfolio turnover rate                     38%              17%
        Total return                            -14.53%           36.30% ++

----------------------------------------------------------------------------
*       PERIOD FROM MARCH 1, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31,
        1999.
+       ANNUALIZED FOR PERIODS OF LESS THAN ONE YEAR.
++      NOT ANNUALIZED.

6.   CHANGE IN ACCOUNTING POLICY

     In November 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The requirements of the new audit guide will change the presentation of the Master Portfolio's financial statements. These changes are not expected to have any material impact on the net assets of the Master Portfolio.

INDEPENDENT AUDITORS' REPORT


To the Interestholders and Board of Trustees of Master Investment Portfolio:

     We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Extended Index Master Portfolio, a portfolio of Master Investment Portfolio (the Portfolio), as of December 31, 2000, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for the year then ended and for the period from March 1, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 by correspondence with the custodian. As to securities purchased or sold but not yet received or delivered, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Extended Index Master Portfolio as of December 31, 2000, the results of its operations, the changes in its net assets and financial highlights for the periods specified in the first paragraph above, in conformity with accounting principles generally accepted in the United States of America.

/s/ KPMG LLP

San Francisco, California
February 9, 2001